Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000096223
Entity Registrant Name	LEUCADIA NATIONAL CORP

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 168,490	$ 441,340
Investments	150,135	264,572
Trade, notes and other receivables, net	339,010	123,012
Inventory	354,578	58,280
Current deferred tax asset	144,281
Prepaids and other current assets	64,889	46,983
Current assets of discontinued operations	32,096	51,403
Total current assets	1,253,479	985,590
Non-current investments ($432,768 and $413,858 collateralizing current liabilities)	2,226,875	3,832,659
Intangible assets, net and goodwill	876,589	42,636
Deferred tax asset, net	1,440,605	1,175,558
Other assets	407,370	445,788
Property, equipment and leasehold improvements, net	884,109	410,214
Investments in associated companies ($1,198,029 and $1,314,227 measured using fair value option)	1,991,795	2,274,163
Non-current assets of discontinued operations	182,367	183,690
Total	9,263,189	9,350,298
LIABILITIES
Trade payables and expense accruals	374,321	167,224
Other current liabilities	41,570	25,987
Securities sold under agreements to repurchase	417,479	401,121
Debt due within one year	29,264	133,451
Current liabilities of discontinued operations	14,498	20,057
Total current liabilities	877,132	747,840
Other non-current liabilities	96,316	90,516
Long-term debt	1,874,389	1,546,655
Non-current liabilities of discontinued operations	1,182	1,906
Total liabilities	2,849,019	2,386,917
Commitments and contingencies
Redeemable noncontrolling interests in subsidiary	235,909
EQUITY
Common shares, par value $1 per share, authorized 600,000,000 shares; 244,582,588 and 243,808,147 shares issued and outstanding, after deducting 47,006,711 and 47,525,707 shares held in treasury	244,583	243,808
Additional paid-in capital	1,570,684	1,542,964
Accumulated other comprehensive income	912,421	1,687,363
Retained earnings	3,446,708	3,482,623
Total Leucadia National Corporation shareholders' equity	6,174,396	6,956,758
Noncontrolling interest	3,865	6,623
Total equity	6,178,261	6,963,381
Total	$ 9,263,189	$ 9,350,298

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Collateralizing current liabilities	$ 432,768	$ 413,858
Investments in associated companies (measured using fair value option)	$ 1,198,029	$ 1,314,227
EQUITY
Common shares, par value	$ 1	$ 1
Common shares, authorized	600,000,000	600,000,000
Common shares, issued and outstanding after deducting shares held in treasury	244,582,588	243,808,147
Treasury stock, shares	47,006,711	47,525,707

Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES AND OTHER INCOME:
Manufacturing	$ 244,918,000	$ 259,841,000	$ 224,460,000
Gaming entertainment	117,217,000	114,763,000	103,495,000
Investment and other income	431,011,000	649,346,000	207,900,000
Net securities gains (losses)	641,476,000	179,494,000	(21,106,000)
Total revenues and other income	1,434,622,000	1,203,444,000	514,749,000
EXPENSES:
Manufacturing cost of sales	215,963,000	224,303,000	196,967,000
Direct operating expenses for gaming entertainment	84,795,000	83,075,000	79,452,000
Interest	111,740,000	123,575,000	128,566,000
Salaries and incentive compensation	78,337,000	95,027,000	79,439,000
Depreciation and amortization	54,429,000	53,228,000	53,692,000
Selling, general and other expenses	211,903,000	241,296,000	264,525,000
Total expenses	757,167,000	820,504,000	802,641,000
Income (loss) from continuing operations before income taxes and income (losses) related to associated companies	677,455,000	382,940,000	(287,892,000)
Income tax provision (benefit), current	30,637,000	20,143,000	7,200,000
Income tax provision (benefit), deferred	239,679,000	(1,157,111,000)
Income taxes	270,316,000	(1,136,968,000)	7,200,000
Income (loss) from continuing operations before income (losses) related to associated companies	407,139,000	1,519,908,000	(295,092,000)
Income (losses) related to associated companies, net of income tax provision (benefit) of $(218,321), $(5,745) and $25,567	(394,041,000)	380,766,000	780,236,000
Income from continuing operations	13,098,000	1,900,674,000	485,144,000
Income (loss) from discontinued operations, net of income tax (benefit) of $(1,072) , $(2,350) and $(57)	5,573,000	(21,435,000)	63,451,000
Gain on disposal of discontinued operations, net of income tax provision of $3,384, $0 and $0	6,285,000	60,997,000
Net income	24,956,000	1,940,236,000	548,595,000
Net (income) loss attributable to the noncontrolling interest	275,000	(924,000)	1,685,000
Net income attributable to Leucadia National Corporation common shareholders	25,231,000	1,939,312,000	550,280,000
Basic earnings (loss) per common share attributable to Leucadia National Corporation common shareholders:
Income from continuing operations	$ 0.05	$ 7.82	$ 2.02
Income (loss) from discontinued operations	$ 0.02	$ (0.09)	$ 0.26
Gain on disposal of discontinued operations	$ 0.03	$ 0.24
Net income	$ 0.1	$ 7.97	$ 2.28
Diluted earnings (loss) per common share attributable to Leucadia National Corporation common shareholders:
Income from continuing operations	$ 0.05	$ 7.7	$ 1.99
Income (loss) from discontinued operations	$ 0.02	$ (0.09)	$ 0.26
Gain on disposal of discontinued operations	$ 0.03	$ 0.24
Net income	$ 0.1	$ 7.85	$ 2.25
Amounts attributable to Leucadia National Corporation common shareholders:
Income from continuing operations, net of taxes	13,373,000	1,902,939,000	486,829,000
Income (loss) from discontinued operations, net of taxes	5,573,000	(21,435,000)	63,451,000
Gain on disposal of discontinued operations, net of taxes	6,285,000	57,808,000
Net income attributable to Leucadia National Corporation common shareholders	$ 25,231,000	$ 1,939,312,000	$ 550,280,000

Consolidated Statements Of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Income tax provision (benefit) related to associated companies	$ (218,321)	$ (5,745)	$ 25,567
Income tax (benefit) related to discontinued operations	(1,072)	(2,350)	(57)
Income tax provision related to gain on disposal of discontinued operations	$ 3,384	$ 0	$ 0

Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net income	$ 24,956	$ 1,940,236	$ 548,595
Other comprehensive income (loss):
Net unrealized holding gains (losses) on investments arising during the period, net of income tax provision (benefit) of $(171,702), $(21,983) and $36,348	(309,256)	813,107	1,001,651
Less: reclassification adjustment for net (gains) losses included in net income (loss), net of income tax provision (benefit) of $(245,597), $(3,146) and $0	(442,350)	(97,514)	8,511
Net change in unrealized holding gains (losses) on investments, net of income tax provision (benefit) of $(417,299), $(25,129) and $36,348	(751,606)	715,593	1,010,162
Net unrealized foreign exchange gains (losses) arising during the period, net of income tax provision (benefit) of $372, $(1) and $51	670	(100)	3,602
Less: reclassification adjustment for foreign exchange gains (losses) included in net income (loss), net of income tax provision (benefit) of $0, $(96) and $0		(7,762)
Net change in unrealized foreign exchange gains (losses), net of income tax provision (benefit) of $372, $(97) and $51	670	(7,862)	3,602
Net unrealized gains (losses) on derivatives arising during the period, net of income tax provision (benefit) of $0, $4 and $16		306	1,125
Less: reclassification adjustment for derivative gains (losses) included in net income (loss), net of income tax provision (benefit) of $0, $0 and $0
Net change in unrealized derivative gains (losses), net of income tax provision (benefit) of $0, $4 and $16		306	1,125
Net pension and postretirement gain (loss) arising during the period, net of income tax provision (benefit) of $(13,919), $132 and $(38)	(25,070)	(23,189)	(2,698)
Less: reclassification adjustment for pension and postretirement (gains) losses included in net income (loss), net of income tax provision (benefit) of $590, $245 and $30	1,064	17,483	2,121
Net change in pension liability and postretirement benefits, net of income tax provision (benefit) of $(13,329), $377 and $(8)	(24,006)	(5,706)	(577)
Other comprehensive income (loss), net of income taxes	(774,942)	702,331	1,014,312
Comprehensive income (loss)	(749,986)	2,642,567	1,562,907
Comprehensive (income) loss attributable to the noncontrolling interest	275	(924)	1,685
Comprehensive income (loss) attributable to Leucadia National Corporation common shareholders	$ (749,711)	$ 2,641,643	$ 1,564,592

Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net unrealized holding gains (losses) on investments arising during the period, income tax provision (benefit)	$ (171,702)	$ (21,983)	$ 36,348
Reclassification adjustment for net (gains) losses included in net income (loss), income tax provision (benefit)	(245,597)	(3,146)	0
Net change in unrealized holding gains (losses) on investments, income tax provision (benefit)	(417,299)	(25,129)	36,348
Net unrealized foreign exchange gains (losses) arising during the period, income tax provision (benefit)	372	(1)	51
Reclassification adjustment for foreign exchange gains (losses) included in net income (loss), income tax provision (benefit)	0	(96)	0
Net change in unrealized foreign exchange gains (losses), income tax provision (benefit)	372	(97)	51
Net unrealized gains (losses) on derivatives arising during the period, income tax provision (benefit)	0	4	16
Reclassification adjustment for derivative gains (losses) included in net income (loss),income tax provision (benefit)	0	0	0
Net change in unrealized derivative gains (losses), income tax provision (benefit)	0	4	16
Net pension and postretirement gain (loss) arising during the period, income tax provision (benefit)	(13,919)	132	(38)
Reclassification adjustment for pension and postretirement (gains) losses included in net income (loss), income tax provision (benefit)	590	245	30
Net change in pension liability and postretirement benefits, income tax provision (benefit)	$ (13,329)	$ 377	$ (8)

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net cash flows from operating activities:
Net income	$ 24,956	$ 1,940,236	$ 548,595
Adjustments to reconcile net income to net cash provided by (used for) operations:
Deferred income tax provision (benefit)	22,424	(1,166,417)	19,612
Depreciation and amortization of property, equipment and leasehold improvements	68,059	78,975	61,946
Other amortization	27,174	25,755	24,431
Share-based compensation	23,264	4,260	11,106
Excess tax benefit from exercise of stock options	(242)	(189)	(15)
Provision for doubtful accounts	750	3,003	2,615
Net securities (gains) losses	(641,476)	(179,494)	21,106
(Income) losses related to associated companies	612,362	(375,021)	(805,803)
Distributions from associated companies	39,716	454,094	36,692
Net (gains) losses related to real estate, property and equipment, and other assets	(95,687)	(320,274)	46,074
Income related to Fortescue's Pilbara project, net of proceeds received	(24,222)	22,887	(66,079)
Bargain purchase gain related to Keen			(49,345)
Common shares received in connection with lawsuit resolution			(15,222)
(Gain) loss on buyback of debt	6,352	5,138	(6,693)
Loss on debt conversion			25,990
(Gain) loss on disposal of discontinued operations	(9,669)	(60,997)
Change in estimated litigation reserve	(2,241)	14,099
Pension plan settlement charge		12,728
Investments classified as trading, net			(1,132)
Net change in:
Restricted cash	1,601	(473)	(115)
Trade, notes and other receivables	92	(11,496)	14,222
Prepaids and other assets	(7,248)	(3,470)	11,679
Trade payables and expense accruals	(7,418)	36,608	(13,778)
Other liabilities	(34,459)	(29,603)	358
Deferred revenue	(476)	(16,972)	(16,670)
Income taxes payable	6,091	(466)	17,462
Other	(619)	(1,645)	(434)
Net cash provided by (used for) operating activities	9,084	431,266	(133,398)
Net cash flows from investing activities:
Acquisition of property, equipment and leasehold improvements	(38,586)	(44,344)	(23,566)
Acquisitions of and capital expenditures for real estate investments	(8,032)	(8,173)	(10,095)
Proceeds from disposals of real estate, property and equipment, and other assets	26,434	155,961	26,158
Proceeds from (payments related to) disposal of discontinued operations, net of expenses and cash of operations sold	10,922	59,380
Acquisitions, net of cash acquired	(1,019,041)	(11,261)	(3,134)
Proceeds from lawsuits and other settlements		3,565	9,500
Net change in restricted cash	10,519	717	655
Advances on notes and other receivables	(4,511)	(8,595)	(4,172)
Collections on notes, loans and other receivables	19,392	22,062	28,835
Investments in associated companies	(700,624)	(322,730)	(282,271)
Capital distributions and loan repayment from associated companies	323,936	503,519	105,735
Purchases of investments (other than short-term)	(3,532,925)	(1,779,821)	(2,235,140)
Proceeds from maturities of investments	506,061	284,873	344,724
Proceeds from sales of investments	4,227,660	939,821	2,114,177
Other	3,498	(3,692)	565
Net cash provided by (used for) investing activities	(175,297)	(208,718)	71,971
Net cash flows from financing activities:
Issuance of debt, net of issuance costs	93,116	211,695	50,122
Reduction of debt	(144,558)	(94,999)	(42,966)
Purchase of interest in subsidiary by noncontrolling interest	7,500
Premium paid on debt conversion			(25,990)
Issuance of common shares	7,126	11,295	958
Purchase of common shares for treasury	(155)	(18)
Excess tax benefit from exercise of stock options	242	189	15
Dividends paid	(61,146)	(60,952)
Other	(8,762)	(2,546)	(4,087)
Net cash provided by (used for) financing activities	(106,637)	64,664	(21,948)
Net increase (decrease) in cash and cash equivalents	(272,850)	287,212	(83,375)
Cash and cash equivalents at January 1, including cash classified as current assets of discontinued operations	441,340	154,128	237,503
Cash and cash equivalents at December 31, including cash classified as current assets of discontinued operations	168,490	441,340	154,128
Supplemental disclosures of cash flow information:
Interest	112,771	123,857	129,598
Income tax payments (refunds), net	26,175	22,227	(4,364)
Non-cash financing activities:
Issuance of common shares for debt conversion			$ 123,529

Consolidated Statements Of Changes In Equity (USD $) In Thousands	Common Shares $1 Par Value [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Subtotal [Member]	Noncontrolling Interest [Member]	Total
Balance, at Dec. 31, 2008	$ 238,499	$ 1,413,595	$ (29,280)	$ 1,053,983	$ 2,676,797	$ 18,594	$ 2,695,391
Net income				550,280	550,280	(1,685)	548,595
Other comprehensive income (loss), net of taxes			1,014,312		1,014,312		1,014,312
Contributions from noncontrolling interests						899	899
Distributions to noncontrolling interests						(4,986)	(4,986)
Change in interest in consolidated subsidiary		(28)			(28)	28
Share-based compensation expense		11,106			11,106		11,106
Issuance of common shares for debt conversion	5,378	118,151			123,529		123,529
Common shares received from lawsuit resolution	(636)	(14,686)			(15,322)		(15,322)
Exercise of options to purchase common shares, including excess tax benefit	47	926			973		973
Balance, at Dec. 31, 2009	243,288	1,529,064	985,032	1,604,263	4,361,647	12,850	4,374,497
Net income				1,939,312	1,939,312	924	1,940,236
Other comprehensive income (loss), net of taxes			702,331		702,331		702,331
Contributions from noncontrolling interests						1,424	1,424
Distributions to noncontrolling interests						(14,757)	(14,757)
Change in interest in consolidated subsidiary		(1,306)			(1,306)	6,182	4,876
Share-based compensation expense		4,260			4,260		4,260
Exercise of options to purchase common shares, including excess tax benefit	521	10,963			11,484		11,484
Purchase of common shares for treasury	(1)	(17)			(18)		(18)
Dividends ($.25 per common share)				(60,952)	(60,952)		(60,952)
Balance, at Dec. 31, 2010	243,808	1,542,964	1,687,363	3,482,623	6,956,758	6,623	6,963,381
Net income				25,231	25,231	(275)	24,956
Other comprehensive income (loss), net of taxes			(774,942)		(774,942)		(774,942)
Contributions from noncontrolling interests						660	660
Distributions to noncontrolling interests						(5,843)	(5,843)
Change in interest in consolidated subsidiary		(1,982)			(1,982)	2,700	718
Share-based compensation expense		23,264			23,264		23,264
Exercise of warrants to purchase common shares	523	(523)
Exercise of options to purchase common shares, including excess tax benefit	256	7,112			7,368		7,368
Purchase of common shares for treasury	(4)	(151)			(155)		(155)
Dividends ($.25 per common share)				(61,146)	(61,146)		(61,146)
Balance, at Dec. 31, 2011	$ 244,583	$ 1,570,684	$ 912,421	$ 3,446,708	$ 6,174,396	$ 3,865	$ 6,178,261

Consolidated Statements Of Changes In Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income (loss):
Common Stock, Dividends, Per Share, Cash Paid	$ 0.25	$ 0.25

Nature Of Operations	12 Months Ended
Dec. 31, 2011
Nature Of Operations [Abstract]
Nature Of Operations
1.	Nature of Operations:

The Company is a diversified holding company engaged through its consolidated subsidiaries in a variety of businesses, including beef processing, manufacturing, gaming entertainment, real estate activities, medical product development and winery operations.  The Company also has significant investments in the common stock of Jefferies Group, Inc. ("Jefferies"), a full service investment bank and Mueller Industries, Inc. ("Mueller"), a leading manufacturer of copper, brass, plastic, and aluminum products, both of which are accounted for at fair value.  The Company owns equity interests in operating businesses which are accounted for under the equity method of accounting, including a broker-dealer engaged in making markets and trading of high yield and special situation securities, and a commercial mortgage origination and servicing business.  The Company continuously evaluates the retention and disposition of its existing operations and investments and frequently investigates the acquisition of new businesses.  Changes in the mix of the Company's businesses and investments should be expected.

The beef processing operations are conducted by National Beef Packing Company, LLC ("National Beef"), the Company's 78.9% owned subsidiary, which was acquired on December 30, 2011.  Since National Beef's operating activities subsequent to the acquisition during 2011 were not significant they have not been included in the Company's 2011 consolidated statement of operations.  National Beef processes, packages and delivers fresh and frozen beef and beef by-products for sale to customers in the U.S. and international markets.  National Beef's products include boxed beef, ground beef, hides, tallow, and other beef and beef by-products. The products are marketed to retailers, food service providers, distributors, further processors, and the U.S. military. National Beef is based in Kansas City, Missouri and operates three beef processing facilities, two case-ready facilities and a wet blue tanning facility, all located in the U.S.

The manufacturing operations are conducted through Idaho Timber, LLC ("Idaho Timber") and Conwed Plastics, LLC ("Conwed Plastics").  Idaho Timber's principal product lines include remanufacturing dimension lumber; remanufacturing, bundling and bar coding of home center boards for large retailers; and production of 5/4" radius-edge, pine decking.  Idaho Timber also manufactures and/or distributes a number of other specialty wood products.  Idaho Timber operates nine facilities located in the U.S.

Conwed Plastics manufactures and markets lightweight plastic netting used for a variety of purposes including, among other things, building and construction, erosion control, packaging, agricultural, carpet padding, filtration and consumer products.  Conwed Plastics manufacturing segment has four domestic manufacturing facilities, and it owns and operates a manufacturing and sales facility in Belgium.

The gaming entertainment business is conducted through Premier Entertainment Biloxi LLC ("Premier").  Premier owns the Hard Rock Hotel & Casino Biloxi ("Hard Rock Biloxi") located in Biloxi, Mississippi.

The domestic real estate operations include a mixture of commercial properties, residential land development projects and other unimproved land.

The Company's medical product development operations are conducted through its majority-owned subsidiary, Sangart, Inc. ("Sangart").  Sangart is developing a product called MP4OX, which is a solution of cell-free hemoglobin administered intravenously to provide rapid oxygen delivery to oxygen deprived tissues.

The winery operations consist of four wineries, Pine Ridge Vineyards in Napa Valley, California, Archery Summit in the Willamette Valley of Oregon, Chamisal Vineyards in the Edna Valley of California and Seghesio Family Vineyards in Healdsburg, California, and a vineyard development project in the Columbia Valley of Washington.  The wineries primarily produce and sell wines in the premium, ultra premium and luxury segments of the premium table wine market.

Certain amounts for prior periods have been reclassified to be consistent with the 2011 presentation.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:
(a)      Critical Accounting Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires the Company to make estimates and assumptions that affect the reported amounts in the financial statements and disclosures of contingent assets and liabilities.  On an on-going basis, the Company evaluates all of these estimates and assumptions.  The following areas have been identified as critical accounting estimates because they have the potential to have a significant impact on the Company's financial statements, and because they are based on assumptions which are used in the accounting records to reflect, at a specific point in time, events whose ultimate outcome won't be known until a later date.  Actual results could differ from these estimates.

Income Taxes - The Company records a valuation allowance to reduce its net deferred tax asset to the net amount that is more likely than not to be realized.  If in the future the Company determines that it is more likely than not that the Company will be able to realize its net deferred tax asset in excess of its net recorded amount, an adjustment to increase the net deferred tax asset would increase income in such period.  If in the future the Company were to determine that it would not be able to realize all or part of its recorded net deferred tax asset, an adjustment to decrease the net deferred tax asset would be charged to income in such period.  The Company is required to consider all available evidence, both positive and negative, and to weight the evidence when determining whether a valuation allowance is required and the amount of such valuation allowance.  Generally, greater weight is required to be placed on objectively verifiable evidence when making this assessment, in particular on recent historical operating results.

During 2010, the Company realized significant gains from the sale of certain investments, recorded significant unrealized gains in the fair values of other investments and began to experience modest improvement in the operating results in some business segments.  Additionally, the Company's cumulative taxable income for recent years became a positive amount, reflecting the realized gains on the sales of AmeriCredit Corp. ("ACF") and Cobre Las Cruces, S.A. ("Las Cruces") during the fourth quarter of 2010.  With this recent positive evidence the Company gave greater weight to its revised projections of future taxable income, which consider significant unrealized gains in its investment portfolio, and to its long-term historical ability to generate significant amounts of taxable income when assessing the amount of its required valuation allowance.  As a result, the Company was able to conclude that it is more likely than not that it will have future taxable income sufficient to realize a significant portion of the Company's net deferred tax asset; accordingly, $1,157,111,000 of the deferred tax valuation allowance was reversed as a credit to income tax expense on December 31, 2010.  In addition to its projections of future taxable income, the Company is relying upon the sale of investments that have unrealized gains before the NOLs expire and the corresponding reversal of related deferred tax liabilities to realize a portion of its net deferred tax asset.

The Company's estimate of future taxable income considers all available evidence, both positive and negative, about its operating businesses and investments, included an aggregation of individual projections for each significant operating business and investment, estimated apportionment factors for state and local taxing jurisdictions and included all future years that the Company estimated it would have available net operating loss carryforwards ("NOLs") (until 2029).  The Company believes that its estimate of future taxable income is reasonable but inherently uncertain, and if its current or future operations and investments generate taxable income different than the projected amounts, further adjustments to the valuation allowance are possible.  In addition to the reversal of deferred tax liabilities related to unrealized gains, the Company will need to generate approximately $4,600,000,000 of future U.S. pre-tax income to fully realize its net deferred tax asset.  The current balance of the deferred tax valuation allowance principally reserves for NOLs of certain subsidiaries that are not available to offset income generated by other members of the Company's consolidated tax return group.

The Company also records reserves for contingent tax liabilities based on the Company's assessment of the probability of successfully sustaining its tax filing positions.

Impairment of Long-Lived Assets – The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate, in management's judgment, that the carrying value of such assets may not be recoverable.  When testing for impairment, the Company groups its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (or asset group).  The determination of whether an asset group is recoverable is based on management's estimate of undiscounted future cash flows directly attributable to the asset group as compared to its carrying value.  If the carrying amount of the asset group is greater than the undiscounted cash flows, an impairment loss would be recognized for the amount by which the carrying amount of the asset group exceeds its estimated fair value.

One of the Company's real estate subsidiaries (MB1) had been the owner and developer of a mixed use real estate project located in Myrtle Beach, South Carolina.  The project was comprised of a retail center with approximately 346,000 square feet of retail space, 41,000 square feet of office space and 195 residential apartment rental units.  The acquisition and construction costs were funded by capital contributed by the Company and nonrecourse indebtedness with a balance of $100,524,000 at December 31, 2010, that was collateralized by the real estate.

During the second quarter of 2009, MB1 was unable to make scheduled payments under its interest rate swap agreement and received several default notices under its bank loan.  These events constituted a change in circumstances that caused the Company to evaluate whether the carrying amount of MB1's real estate asset was recoverable.  The Company prepared cash flow models and utilized a discounted cash flow technique to determine the fair value of MB1's real estate.  The most significant assumptions in the Company's cash flow models were the discount rate (11%) and the capitalization rate used to estimate the selling price of the retail center (9%); these rates were selected based on published reports of market conditions for similar properties.  Based on its evaluation, the Company recorded an impairment charge of $67,826,000 during the second quarter of 2009 (classified as selling, general and other expenses).  Although MB1's bank loan matured in October 2009, it was not repaid since MB1 did not have sufficient funds and the Company was under no obligation to provide the funds to MB1 to pay off the loan.

During the second quarter of 2010, MB1 entered into an agreement with its lenders under which, among other things, MB1 agreed not to interfere with or oppose foreclosure proceedings and the lenders agreed to release MB1 and various guarantors of the loan.  A receiver was put in place at the property, foreclosure proceedings commenced and an auction of the property was conducted; however, the Company was informed during the fourth quarter of 2010 that the highest bidder for the property failed to close.  In December 2010, the Company was invited to make a bid for the property, with the condition that a foreclosure sale to the Company must close as soon as possible without any due diligence period, which new bidders for the property would require.  A subsidiary of the Company offered $19,275,000 for the property (including net working capital amounts); the offer was accepted and the foreclosure sale closed on January 7, 2011.

As a result of the failure of the initial buyer to purchase the property and the subsequent sale to the Company in 2011, the Company concluded that the carrying value of the property was further impaired at December 31, 2010; accordingly, the Company recorded an additional impairment charge in 2010 of $47,074,000 to reflect the property at its fair value of $18,094,000.  At closing in 2011, MB1 was released from any remaining liability under the bank loan; accordingly, the remaining balance due after payment of the purchase price ($81,848,000) was recognized in other income in 2011.  Including the cash paid in the foreclosure sale, the Company's cumulative net cash investment in this project is $85,595,000.

There were no significant impairment charges recorded during 2011.  During 2010, the Company recorded impairment charges in selling, general and other expenses of $2,357,000 for another real estate project and $1,449,000 in the corporate segment for one of its corporate aircraft that was later sold.  In 2009, the Company recorded impairment charges in selling, general and other expenses of $2,563,000 related to its manufacturing segment (primarily Idaho Timber) and $3,646,000 related to its real estate segment.

Current economic conditions have adversely affected most of the Company's operations and investments.  A worsening of current economic conditions or a prolonged recession could cause a decline in estimated future cash flows expected to be generated by the Company's operations and investments.  If future undiscounted cash flows are estimated to be less than the carrying amounts of the asset groups used to generate those cash flows in subsequent reporting periods, particularly for those with large investments in intangible assets and property and equipment (for example, beef processing, manufacturing, gaming entertainment, real estate and certain associated company investments), impairment charges would have to be recorded.

Impairment of Equity Method Investments – The Company evaluates equity method investments for impairment when operating losses or other factors may indicate a decrease in value which is other than temporary.  For investments in investment partnerships that are accounted for under the equity method, the Company obtains from the investment partnership financial statements, net asset values and other information on a quarterly basis and annual audited financial statements.  On a quarterly basis, the Company also makes inquiries and discusses with investment managers whether there were significant procedural, valuation, composition and other changes at the investee.  Since these investment partnerships record their underlying investments at fair value, after application of the equity method the carrying value of the Company's investment is equal to its share of the investees' underlying net assets at their fair values.  Absent any unusual circumstances or restrictions concerning these investments, which would be separately evaluated, it is unlikely that any additional impairment charge would be required.

For equity method investments in operating businesses, the Company considers a variety of factors including economic conditions nationally and in their geographic areas of operation, adverse changes in the industry in which they operate, declines in business prospects, deterioration in earnings, increasing costs of operations and other relevant factors specific to the investee.  Whenever the Company believes conditions or events indicate that one of these investments might be significantly impaired, the Company will obtain from such investee updated cash flow projections and impairment analyses of the investee assets.  The Company will use this information and, together with discussions with the investee's management, evaluate if the book value of its investment exceeds its fair value, and if so and the situation is deemed other than temporary, record an impairment charge.

The Company has a joint venture agreement with Garff Enterprises, Inc., pursuant to which the joint venture has acquired various automobile dealerships ("Garcadia").  During the second quarter of 2009, the Company's equity in losses of Garcadia included impairment charges for goodwill and other intangible assets aggregating $32,348,000.  Garcadia's automobile dealerships had been adversely impacted by general economic conditions, and the bankruptcy filings by two of the three largest U.S. automobile manufacturers was a change in circumstances that caused Garcadia to evaluate the recoverability of its goodwill and other intangible assets.  Garcadia prepared discounted cash flow projections for each of its dealerships and concluded that the carrying amount of its goodwill and other intangible assets was impaired.

Impairment of Securities - Declines in the fair value of equity securities considered to be other than temporary and declines in the fair values of debt securities related to credit losses are reflected in net securities gains (losses) in the consolidated statements of operations.  The Company evaluates its investments for impairment on a quarterly basis.

The Company's determination of whether a security is other than temporarily impaired incorporates both quantitative and qualitative information; GAAP requires the exercise of judgment in making this assessment, rather than the application of fixed mathematical criteria.  The various factors that the Company considers in making its determination are specific to each investment. For publicly traded debt and equity securities, the Company considers a number of factors including, but not limited to, the length of time and the extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer, the reason for the decline in fair value, changes in fair value subsequent to the balance sheet date, the ability and intent to hold investments to maturity, and other factors specific to the individual investment.  For investments in private equity funds and non-public securities, the Company bases its determination upon financial statements, net asset values and/or other information obtained from fund managers or investee companies.

The Company recorded the following impairment charges for securities in the consolidated statement of operations during the three year period ended December 31, 2011 (in thousands):

	2011	2010	2009

Publicly traded securities	$3,243	$–	$14,384
Non-public securities and private equity funds	8	767	2,224
Non-agency mortgage-backed bond securitizations	335	1,707	14,812
Totals	$3,586	$2,474	$31,420

The Company's assessment involves a high degree of judgment and accordingly, actual results may differ significantly from the Company's estimates and judgments.

Credit Quality of Financing Receivables and Allowance for Credit Losses – The Company's operating subsidiaries do not provide financing to their customers in the ordinary course of business.  However, the Company does have a 13 year unsecured zero-coupon note of FMG Chichester Pty Ltd ("FMG"), which had a balance of $40,801,000 at December 31, 2011 (see Note 6), that meets the accounting definition of a finance receivable.  The Company exercises judgment in evaluating the credit risk and collectability of this note.  This assessment was made prior to the inception of the credit exposure and continues to be made at regular intervals.  The various factors that the Company considers in making its assessment include the current and projected financial condition of FMG, the Company's collection experience and the length of time until the note becomes due.  As a result of its assessment, the Company concluded that an allowance for credit losses was not required as of December 31, 2011.

Business Combinations - At acquisition, the Company allocates the cost of a business acquisition to the specific tangible and intangible assets acquired and liabilities assumed based upon their fair values.  Significant judgments and estimates are often made by the Company's management to determine these values, and may include the use of appraisals, consideration of market quotes for similar transactions, use of discounted cash flow techniques or consideration of other information the Company believes to be relevant.  The finalization of the purchase price allocation will typically take a number of months to complete, and if final values are significantly different from initially recorded amounts adjustments to prior periods may be required.  Any excess of the cost of a business acquisition over the fair values of the net assets and liabilities acquired is recorded as goodwill, which is not amortized to expense.  If the fair values of the net assets and liabilities acquired are greater than the purchase price, the excess is treated as a bargain purchase and recognized in income.  Recorded goodwill of a reporting unit is required to be tested for impairment on an annual basis, and between annual testing dates if events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its net book value.  At December 31, 2011, the book value of goodwill was $18,119,000 and was not impaired.

Subsequent to the finalization of the purchase price allocation, any adjustments to the recorded values of acquired assets and liabilities would be reflected in the Company's consolidated statement of operations.  Once final, the Company is not permitted to revise the allocation of the original purchase price, even if subsequent events or circumstances prove the Company's original judgments and estimates to be inaccurate.  In addition, long-lived assets recorded in a business combination like property and equipment, intangibles and goodwill may be deemed to be impaired in the future resulting in the recognition of an impairment loss.  The assumptions and judgments made by the Company when recording business combinations will have an impact on reported results of operations for many years into the future.

Use of Fair Value Estimates - Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Further, a fair value hierarchy prioritizes inputs to valuation techniques into three broad levels.  The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1), the next priority to inputs that don't qualify as Level 1 inputs but are nonetheless observable, either directly or indirectly, for the particular asset or liability (Level 2), and the lowest priority to unobservable inputs (Level 3).

Over 92% of the Company's investment portfolio is classified as available for sale securities, which are carried at estimated fair value in the Company's consolidated balance sheet.  The estimated fair values are principally based on publicly quoted market prices (Level 1 inputs), which can rise or fall in reaction to a wide variety of factors or events, and as such are subject to market-related risks and uncertainties.  The Company has a segregated portfolio of mortgage pass-through certificates issued by U.S. Government-Sponsored Enterprises (FHLMC or FNMA), which are carried on the balance sheet at their estimated fair value of $622,191,000 at December 31, 2011.  Although the markets that these types of securities trade in are generally active, market prices are not always available for the identical security.  The fair value of these investments are based on observable market data including benchmark yields, reported trades, issuer spreads, benchmark securities, bids and offers.  These estimates of fair value are considered to be Level 2 inputs, and the amounts realized from the disposition of these investments has not been significantly different from their estimated fair values.

The Company also has a segregated portfolio of non-agency mortgage-backed securities which are carried on the balance sheet at their estimated fair value of $39,839,000 at December 31, 2011.  Although these securities trade in brokered markets, the market for these securities is sometimes inactive.  The fair values of these investments are based on bid and ask prices, quotes obtained from independent market makers and pricing services.  These estimates of fair values are also considered to be Level 2 inputs.

Contingencies - The Company accrues for contingent losses when the contingent loss is probable and the amount of loss can be reasonably estimated.  Estimates of the likelihood that a loss will be incurred and of contingent loss amounts normally require significant judgment by management, can be highly subjective and are subject to significant change with the passage of time as more information becomes available.  Estimating the ultimate impact of litigation matters is inherently uncertain, in particular because the ultimate outcome will rest on events and decisions of others that may not be within the power of the Company to control.  The Company does not believe that any of its current litigation will have a significant adverse effect on its consolidated financial position, results of operations or liquidity; however, if amounts paid at the resolution of litigation are in excess of recorded reserve amounts, the excess could be significant in relation to results of operations for that period.  As of December 31, 2011, the Company's accrual for contingent losses was not significant.

(b)      Consolidation Policy:  The consolidated financial statements include the accounts of the Company, all variable interest entities of which the Company or a subsidiary is the primary beneficiary, and all majority-controlled entities that are not variable interest entities.  The Company considers special allocations of cash flows and preferences, if any, to determine amounts allocable to noncontrolling interests.  All intercompany transactions and balances are eliminated in consolidation.

Associated companies include equity interests in other entities that are accounted for under the equity method of accounting.  These include investments in corporations that the Company does not control but has the ability to exercise significant influence and investments in limited partnerships in which the Company's interest is more than minor.

(c)      Cash Equivalents:  The Company considers short-term investments, which have maturities of less than three months at the time of acquisition, to be cash equivalents.  Cash and cash equivalents include short-term investments of $2,691,000 and $310,901,000 at December 31, 2011 and 2010, respectively.

(d)      Investments:  At acquisition, marketable debt and equity securities are designated as either i) held to maturity, which are carried at amortized cost, ii) trading, which are carried at estimated fair value with unrealized gains and losses reflected in results of operations, or iii) available for sale, which are carried at estimated fair value with unrealized gains and losses reflected as a separate component of equity, net of taxes.  Equity securities that do not have readily determinable fair values are carried at cost.  The cost of securities sold is based on average cost.  Held to maturity investments are made with the intention of holding such securities to maturity, which the Company has the ability to do.

(e)      Property, Equipment and Leasehold Improvements:  Property, equipment and leasehold improvements are stated at cost, net of accumulated depreciation and amortization.  Depreciation and amortization are provided principally on the straight-line method over the estimated useful lives of the assets or, if less, the term of the underlying lease.

(f)      Revenue Recognition: Revenues are recognized when the following conditions are met: (1) collectibility is reasonably assured; (2) title to the product has passed or the service has been rendered and earned; (3) persuasive evidence of an arrangement exists; and (4) there is a fixed or determinable price.  National Beef's revenues are recognized based on the terms of the sale, which for beef processing operations is typically upon delivery to customers. Manufacturing revenues are recognized when title passes, which for Idaho Timber is generally upon the customer's receipt of the goods and for Conwed Plastics upon shipment of goods.  Gaming entertainment revenues consist of casino gaming, hotel, food and beverage, and entertainment revenues.  Casino gaming revenue is the aggregate of gaming wins and losses, reduced for the cash value of rewards earned by customers based on their level of play on slot machines.  Hotel, food and beverage, and entertainment revenues are recognized as services are performed.  Revenue from the sale of real estate is generally recognized when title passes; however, if the Company is obligated to make improvements to the real estate subsequent to closing, a portion of revenues are deferred and recognized under the percentage of completion method of accounting.

(g)      Inventories and Cost of Sales: National Beef's inventories consist primarily of meat products and supplies, and are stated at the lower of cost or market, with cost principally determined under the first-in-first-out method for meat products and average cost for supplies.

Manufacturing inventories are stated at the lower of cost or market, with cost principally determined under the first-in-first-out method.  Manufacturing cost of sales principally includes product and manufacturing costs, inbound and outbound shipping costs and handling costs.

Direct operating expenses for gaming entertainment include expenses relating to casino gaming, hotel, food and beverage, and entertainment, which primarily consists of employees' compensation and benefits, cost of sales related to food and beverage sales, marketing and advertising, gaming taxes, insurance, supplies, license fees and royalties.

(h)      Research and Development Costs:  Research and development costs are expensed as incurred.

(i)      Income Taxes:  The Company provides for income taxes using the liability method.  The Company records interest and penalties, if any, with respect to uncertain tax positions as components of income tax expense.

(j)      Derivative Financial Instruments:  The Company reflects its derivative financial instruments in its balance sheet at fair value.  National Beef uses futures and forward contracts in order to reduce its exposure to changing commodity prices. In addition, the Company has from time to time utilized derivative financial instruments to manage the impact of changes in interest rates on certain debt obligations, hedge net investments in foreign subsidiaries and manage foreign currency risk on certain available for sale securities; however, none are currently outstanding.  Although the Company believes that its derivative financial instruments help mitigate certain market risks, they do not meet the effectiveness criteria under GAAP, and therefore are not accounted for as hedges.

(k)      Translation of Foreign Currency:  Foreign currency denominated investments and financial statements are translated into U.S. dollars at current exchange rates, except that revenues and expenses are translated at average exchange rates during each reporting period; resulting translation adjustments are reported as a component of shareholders' equity.  Net foreign exchange transaction losses were $202,000 for 2011, $511,000 for 2010 and $335,000 for 2009.

(l)      Share-Based Compensation:   The cost of all share-based payments to employees, including grants of employee stock options and warrants, is recognized in the financial statements based on their fair values.  The cost is recognized as an expense over the vesting period of the award.  The fair value of each award is estimated at the date of grant using the Black-Scholes option pricing model.

(m)    Related Party Transactions:  National Beef regularly enters into various transactions with an affiliate of NBPCo Holdings, LLC ("NBPCo Holdings"), and has entered into a cattle supply agreement with U.S. Premium Beef, LLC ("USPB"), entities that sold a substantial portion of their ownership in National Beef to the Company and are the owners of redeemable noncontrolling interests in National Beef.  National Beef sells product to and purchases material from a company affiliated with NBPCo Holdings in the ordinary course of business; transactions are based upon prevailing market prices on terms that could be obtained from an unaffiliated party.  National Beef and USPB are parties to a cattle supply agreement pursuant to which National Beef has agreed to purchase through USPB from the members of USPB 735,385 head of cattle per year (subject to adjustment), based on pricing grids furnished by National Beef to the members of USPB.  National Beef believes the pricing grids are based on terms that could be obtained from an unaffiliated party.  The cattle supply agreement is for an initial five year term, with automatic one year extensions on each annual anniversary date of the Company's acquisition of National Beef, unless either party provides a notice not to extend sixty days prior to the annual anniversary date.

(n)      Recently Issued Accounting Standards:  In April 2011, the Financial Accounting Standards Board ("FASB") issued guidance to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  The amendments remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and the collateral maintenance implementation guidance related to that criterion.  The guidance, which is effective for the first interim or annual period beginning on or after December 15, 2011, is not expected to have a significant impact on the Company's consolidated financial statements.

In May 2011, the FASB issued guidance to improve the comparability of fair value measurements presented and disclosed in financial statements issued in accordance with GAAP and International Financial Reporting Standards.  The amendment includes requirements for measuring fair value and for disclosing information about fair value measurements, but does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting.  The guidance, which is effective during interim or annual periods beginning after December 15, 2011, is not expected to have a significant impact on the Company's consolidated financial statements.

In June 2011, the FASB issued amended guidance on the presentation of comprehensive income.  This new accounting guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity; instead, it requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  This new accounting guidance was implemented in these consolidated financial statements and applied retrospectively.  Its adoption changed the presentation of the Company's consolidated financial statements but did not have any impact on its consolidated financial position, results of operations or cash flows.

In September 2011, the FASB issued guidance to simplify how entities test for goodwill impairment. This amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance, which is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, is not expected to have a significant impact on the Company's consolidated financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
3.      Acquisitions:

National Beef

In December 2011, the Company acquired a controlling interest in National Beef for aggregate net cash consideration of $867,869,000.  Pursuant to a membership interest purchase agreement among the Company, National Beef, USPB, NBPCo Holdings, TKK Investments, LLC ("TKK"), TMKCo, LLC ("TMKCo") and TMK Holdings ("TMK"), the following transactions occurred in sequence on the closing date.  TKK, TMKCo and TMK are entities controlled by the chief executive officer of National Beef.

(a)	The Company purchased 76.1% of National Beef from USPB and NBPCo Holdings for aggregate cash consideration of $875,369,000.
(b)
TKK and TMKCo exercised their put rights with respect to their aggregate 5.1% interest in National Beef and National Beef redeemed their interest for aggregate cash payments of $75,947,000.  National Beef borrowed funds under its revolving credit facility to finance the redemption.  Upon completion of this redemption the Company's interest in National Beef increased to 79.6%.

(c)	TMK purchased a .7% interest in National Beef from the Company for a cash payment of $7,500,000, reducing the Company's interest to 78.9%.

A portion of the purchase price payable to USPB and NBPCo was placed on deposit with an escrow agent to secure certain indemnification obligations.  Upon consummation of the transactions on the closing date, USPB owned 15.1% and NBPCo owned 5.3% of National Beef.  Since transactions (b) and (c) above occurred after the Company acquired a controlling interest in National Beef, those transactions are reflected in the Company's consolidated financial statements.

The following table reflects the preliminary allocation of the consideration paid to the assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the redeemable noncontrolling interests in National Beef (in thousands):

As of December 30, 2011
Assets:
Current assets:
Cash and cash equivalents	$18,481
Trade, notes and other receivables	195,643
Inventory	280,499
Prepaids and other current assets	22,969
Total current assets	517,592
Intangible assets and goodwill	818,484
Other assets	4,613
Property and equipment	446,166
Total assets	1,786,855

Liabilities:
Current liabilities:
Trade payables and expense accruals	234,451
Other current liabilities	13,746
Debt due within one year	29,262
Total current liabilities	277,459
Other non-current liabilities	1,404
Long-term debt	328,267
Total liabilities	607,130

Redeemable noncontrolling interests
in subsidiary	304,356

Net assets acquired	$875,369

To assist the Company's management in its determination of the fair value of National Beef's property and equipment, identifiable intangible assets and equity value, the Company engaged an independent valuation and appraisal firm.  The methods used by the Company's management to determine the fair values included estimating National Beef's business enterprise value through the use of a discounted cash flow analysis.  Property and equipment asset valuations included an analysis of depreciated replacement cost and current market prices.  The Company considered several factors to determine the fair value of property and equipment, including local market conditions, recent market transactions, the size, age, condition, utility and character of the property, the estimated cost to acquire replacement property, an estimate of depreciation from use and functional obsolescence and the remaining expected useful life of the assets.

Amounts allocated to product inventories were principally based on quoted commodity prices on the acquisition date.  For other components of working capital, the historical carrying values approximated fair values.  National Beef's long-term debt principally consists of its senior credit facility payable to its bank group, which was renegotiated in June 2011.  In December 2011, the lenders consented to the acquisition as required by the credit facility, and to certain other amendments to the facility's covenants; the pricing of the credit facility remained the same.  In addition to these factors, the Company also analyzed changes in market interest rates from June 2011 and concluded that the principal amount due under the credit facility approximated its fair value on the acquisition date.

The fair value of TKK and TMKCo's redeemable noncontrolling interests was the amount paid to redeem those interests as described above.  The fair value of other redeemable noncontrolling interests was determined based upon the purchase price paid by the Company for its interest.

Amounts allocated to intangible assets, the amortization period and goodwill were as follows (dollars in thousands):

		Amortization
	Amount	Years

Customer relationships	$405,180	18
Tradenames	260,059	20
Cattle supply contracts	143,500	15
Other	830	10
Subtotal, intangible assets	809,569
Goodwill	8,915
Total	$818,484

All of the goodwill is deductible for income tax purposes.

For the year ended December 31, 2011, the Company expensed $14,834,000 of costs related to the acquisition of National Beef.

Unaudited pro forma operating results for the Company, assuming the acquisition had occurred as of January 1, 2010 are as follows (in thousands):

	2011	2010

Revenues and other income	$8,473,158	$7,249,343
Net income attributable to Leucadia National
Corporation common shareholders	$112,734	$2,050,684

Pro forma adjustments principally reflect an increase to depreciation and amortization expenses related to the fair value of property and equipment and amortizable intangible assets.  The unaudited pro forma data is not indicative of future results of operations or what would have resulted if the acquisition had actually occurred as of January 1, 2010.

Seghesio Family Vineyards

In June 2011, a subsidiary of the Company purchased the assets of Seghesio Family Vineyards, the owner and operator of premium estate vineyards and a winery located in Healdsburg, California.  The cash purchase price was $86,018,000, which was primarily allocated as follows: $48,503,000 to property, equipment and leasehold improvements, $22,250,000 to amortizable intangible assets (principally trademarks and tradename, which will be amortized over 17 years), $12,822,000 to inventory and $1,053,000 to goodwill.  Unaudited pro forma income statement data is not included as the amounts were not significant.

Investments In Associated Companies	12 Months Ended
Dec. 31, 2011
Investments In Associated Companies [Abstract]
Investments In Associated Companies
4.      Investments in Associated Companies:

A summary of investments in associated companies at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010
Investments in associated companies accounted for
under the equity method of accounting (a):
Jefferies High Yield Holdings, LLC ("JHYH")	$323,262	$321,023
Berkadia	193,496	475,071
Garcadia	72,303	35,943
HomeFed Corporation ("HomeFed")	47,493	46,083
Brooklyn Renaissance Plaza	31,931	30,539
Linkem S.p.A. ("Linkem")	86,332	–
Other	38,949	51,277
Total accounted for under the equity method of accounting	793,766	959,936

Investments in associated companies carried at fair value:
Jefferies	797,583	1,314,227
Mueller	400,446	–
Total accounted for at fair value	1,198,029	1,314,227

Total investments in associated companies	$1,991,795	$2,274,163

(a)
Investments accounted for under the equity method of accounting are initially recorded at their original cost and subsequently increased for the Company's share of the investees' earnings, decreased for the Company's share of the investees' losses, reduced for dividends received and impairment charges recorded, if any, and increased for any additional investment of capital.

Income (losses) related to associated companies includes the following for each of the three years in the period ended December 31, 2011 (in thousands):

	2011	2010	2009

Jefferies	$(668,282)	$157,873	$469,820
Mueller	(6,093)	–	–
ACF	–	183,572	376,490
Berkadia	29,033	16,166	20,811
Garcadia	19,996	14,424	(25,668)
JHYH	11,211	20,053	37,249
Linkem	(2,243)	–	–
HomeFed	1,410	1,108	882
Keen Energy Services, LLC ("Keen")	–	–	(45,475)
Las Cruces	–	(16,159)	1,046
Other	2,606	(2,016)	(29,352)
Income (losses) related to associated
companies before income taxes	(612,362)	375,021	805,803
Income tax (expense) benefit	218,321	5,745	(25,567)
Income (losses) related to associated
companies, net of taxes	$(394,041)	$380,766	$780,236

The Company's equity in losses of Keen includes impairment charges of $36,544,000 in 2009.  Keen became a consolidated subsidiary in November 2009.  In the third quarter of 2012, the Company entered into an agreement to sell Keen and classified it as a discontinued operation.

In accordance with GAAP, the Company is allowed to choose, at specified election dates, to measure many financial instruments and certain other items at fair value (the "fair value option") that would not otherwise be required to be measured at fair value.  If the fair value option is elected for a particular financial instrument or other item, the Company is required to report unrealized gains and losses on those items in earnings.  The Company's investments in Jefferies, Mueller and its former investment in ACF are the only eligible items for which the fair value option was elected, commencing on the date the investments became subject to the equity method of accounting.  The Company believes accounting for these investments at fair value better reflects the economics of these investments, and quoted market prices for these investments provide an objectively determined fair value at each balance sheet date.  In addition, electing the fair value option eliminates the uncertainty involved with impairment considerations.  The Company's investment in HomeFed is the only other investment in an associated company that is also a publicly traded company but for which the Company did not elect the fair value option.  HomeFed's common stock is not listed on any stock exchange, and price information for the common stock is not regularly quoted on any automated quotation system.  It is traded in the over-the-counter market with high and low bid prices published by the National Association of Securities Dealers OTC Bulletin Board Service; however, trading volume is minimal.  For these reasons the Company did not elect the fair value option for HomeFed.

Mueller

During 2011, the Company acquired 10,422,859 common shares of Mueller, representing approximately 27.3% of the outstanding common shares of Mueller, a company listed on the New York Stock Exchange (Symbol: MLI), for aggregate cash consideration of $408,558,000.  Mueller is a leading manufacturer of copper, brass, plastic, and aluminum products.  In September 2011, the Company entered into a standstill agreement with Mueller for the two year period ending September 1, 2013, pursuant to which, among other things, subject to certain provisions the Company has agreed not to sell its shares if the buyer would own more than 4.9% of the outstanding shares, and not to increase its ownership interest to more than 27.5% of the outstanding Mueller common shares.  In addition, the Company has the right to nominate two directors to the board of directors of Mueller and Mueller has agreed to give the Company registration rights covering all of the Mueller shares of common stock owned by the Company.

Jefferies

As of December 31, 2011 the Company owns an aggregate of 58,006,024 Jefferies common shares (approximately 29% of the Jefferies outstanding common shares) for a total investment of $980,109,000.  During 2011, the Company purchased an aggregate of 8,654,639 Jefferies common shares through a public offering, in private transactions and in the open market for total cash consideration of $167,753,000.  Jefferies, a company listed on the NYSE (Symbol: JEF), is a full-service global investment bank and institutional securities firm serving companies and their investors.  Jefferies has entered into a registration rights agreement covering all of the Jefferies common stock owned by the Company.

Berkadia

Berkadia, a joint venture between Berkshire Hathaway Inc. ("Berkshire Hathaway") and the Company, acquired a commercial mortgage origination and servicing business in December 2009.  The Company and Berkshire Hathaway each have a 50% equity interest in Berkadia, and each party contributed $217,169,000 of equity capital to fund the acquisition.  In addition, a subsidiary of Berkshire Hathaway provided Berkadia with a five-year, $1 billion secured credit facility, which was used to fund outstanding mortgage loans and servicer advances, purchase mortgage servicing rights and for working capital needs.  Berkadia is a servicer of commercial real estate loans in the U.S., performing primary, master and special servicing functions for U.S. government agency programs, commercial mortgage-backed securities transactions, banks, insurance companies and other financial institutions.  Berkadia also originates loans that are sold to U.S. government agencies, and other loans that provide bridge financing or loans that are intended to be sold to other parties.

Berkadia acquired the commercial mortgage origination and servicing business pursuant to an Asset Put Agreement ("APA") entered into between Berkadia and the seller in September 2009.  The seller paid Berkadia $40,000,000 for the right to require Berkadia to purchase the commercial mortgage origination and mortgage servicing business pursuant to the terms of the APA.  The seller subsequently filed for bankruptcy protection under chapter 11 of title 11 of the United States Bankruptcy Code and exercised the put option.  Although there were other parties interested in purchasing portions of the commercial mortgage origination and servicing business, Berkadia's offer was the only offer for the entire business, which eliminated the seller's risk of having to dispose of the remaining business.  In addition, Berkadia's offer included a provision to hire the employees operating the business, thereby saving the seller significant employment related expenses.

Berkadia applied the acquisition method to account for the purchase of the commercial mortgage origination and servicing business and recorded the assets and liabilities acquired at fair value, which were principally mortgage servicing rights, mortgage loans and servicer advances.  The fair values of the net assets acquired exceeded the amount paid, principally due to the amount received as a put premium and the reasons identified above.  This excess was treated as a bargain purchase that was recognized as a gain on the date of acquisition and included in Berkadia's results of operations.  For the 2009 period, the Company's recorded income from Berkadia includes $24,423,000 representing the Company's share of the bargain purchase.

In the fourth quarter of 2010, Berkadia's secured credit facility was amended to increase the size of the credit facility to $1.5 billion, with the Company agreeing to provide the increased funds under the facility.  At December 31, 2010, the Company had loaned $250,000,000 to Berkadia under this facility.  In June 2011, Berkadia fully repaid the amount outstanding under its secured credit facility, including $250,000,000 that was loaned by the Company, with funds generated by commercial paper sales of an affiliate of Berkadia.  Effective as of December 31, 2011, the secured credit facility was terminated.  All of the proceeds from the commercial paper sales are used by Berkadia to fund new mortgage loans, servicer advances, investments and other working capital requirements.  Repayment of the commercial paper is supported by a $2,500,000,000 surety policy issued by a Berkshire Hathaway insurance subsidiary and corporate guaranty, and the Company has agreed to reimburse Berkshire Hathaway for one-half of any losses incurred thereunder.  As of December 31, 2011, the aggregate amount of commercial paper outstanding was $2,000,000,000.

JHYH

During 2007, the Company and Jefferies formed JHYH and each initially committed to invest $600,000,000.  The Company invested $350,000,000 during 2007; any request for additional capital contributions from the Company requires the consent of the Company's designees to the Jefferies board.  The Company does not anticipate making additional capital contributions.  JHYH owns Jefferies High Yield Trading, LLC ("JHYT"), a registered broker-dealer that is engaged in the secondary sales and trading of high yield securities and special situation securities, including bank debt, post-reorganization equity, public and private equity, equity derivatives, credit default swaps and other financial instruments.  JHYT makes markets in high yield and special situation securities and provides research coverage on these types of securities.  JHYT does not invest or make markets in sub-prime residential mortgage securities.

Jefferies and the Company each have the right to nominate two of a total of four directors to JHYH's board, and each own 50% of the voting securities.  The organizational documents also permit passive investors to invest up to $800,000,000.  Jefferies also received additional JHYH securities entitling it to 20% of the profits.  The voting and non-voting interests are entitled to a pro rata share of the balance of the profits of JHYH, and are mandatorily redeemable in 2013, with a mutual option to extend up to three additional one-year periods.  Under GAAP, JHYH is considered a variable interest entity that is consolidated by Jefferies, since Jefferies is the primary beneficiary.  The Company owns less than 50% of JHYH's capital, including its indirect interest through its investment in Jefferies, and will not absorb a majority of its expected losses or receive a majority of its expected residual returns.

During 2011 and 2010, the Company received distributions of $8,972,000 and $17,077,000, respectively, from JHYH.  The Company has not provided any guarantees, nor is it contingently liable for any of JHYH's liabilities, all of which are non-recourse to the Company.  The Company's maximum exposure to loss as a result of its investment in JHYH is limited to the book value of its investment ($323,262,000 at December 31, 2011).

Linkem

During 2011 the Company acquired 37% of the common shares of Linkem, a wireless broadband services provider in Italy, for aggregate cash consideration of $88,575,000.  The excess of the Company's investment in Linkem over its underlying share of book value is being amortized to expense over 12 years.

HomeFed

During 2002, the Company sold one of its real estate subsidiaries, CDS Holding Corporation ("CDS"), to HomeFed for a purchase price of $25,000,000, consisting of $1,000,000 in cash and 2,474,226 shares of HomeFed's common stock.  At December 31, 2011, the Company owns approximately 31.4% of HomeFed's outstanding common stock.  HomeFed is engaged, directly and through subsidiaries, in the investment in and development of residential real estate projects in California.  HomeFed is a public company traded on the NASD OTC Bulletin Board (Symbol: HOFD).

As a result of a 1998 distribution to all of the Company's shareholders, approximately 7.7% and 9.4% of HomeFed is owned by the Company's Chairman and President, respectively.  Both are also directors of HomeFed and the Company's President serves as HomeFed's Chairman.

ACF

On October 1, 2010, the Company sold all of its ACF common shares pursuant to a cash merger in which General Motors Company acquired all of the outstanding common stock of ACF.  The Company received aggregate cash consideration of $830,561,000 for its shares of ACF common stock, which were acquired at a cost of $425,842,000.

Las Cruces

Las Cruces is a Spanish company that holds the exploration and mineral rights to the Las Cruces copper deposit in the Pyrite Belt of Spain.  Las Cruces was a consolidated subsidiary from its acquisition in September 1999 until August 2005, at which time the Company sold a 70% interest to Inmet Mining Corporation ("Inmet"), a Canadian-based global mining company traded on the Toronto Stock Exchange (Symbol: IMN).  Inmet acquired the interest in Las Cruces in exchange for 5,600,000 newly issued Inmet common shares.

During the fourth quarter of 2010, the Company sold to Inmet its remaining 30% equity interest in and subordinated sponsor loans to Las Cruces for aggregate consideration of $576,003,000.  The purchase price was comprised of $150,000,000 of cash and 5,442,413 newly issued common shares of Inmet, which were valued at the market price of the Inmet common shares on the closing date of the transaction.  In addition, the Company was released from its guarantee of $72,000,000 of debt owed by Las Cruces to an affiliate of Inmet.  The Company reported a gain on the sale of $383,369,000 in investment and other income.

The following table provides summarized data for Mueller and for associated companies accounted for on the equity method of accounting for the three years ended December 31, 2011.  (Amounts are in thousands.)

	2011	2010

Assets	$6,849,185	$4,190,534
Liabilities	3,813,236	1,882,116
Mandatorily redeemable interests	982,057	975,812
Noncontrolling interest	47,675	17,471

	2011	2010	2009

Total revenues (including securities gains (losses))	$3,823,061	$1,124,140	$690,156
Income (loss) from continuing operations before
extraordinary items	$148,661	$43,688	$(294,741)
Net income (loss)	$148,661	$43,797	$(294,741)
The Company's income (losses) related to
associated companies	$55,920	$33,576	$(40,507)

The Company's annual report on Form 10-K for 2011 includes separate financial statements for Jefferies and ACF.

Except for its investment in Berkadia, the Company has not provided any guarantees, nor is it contingently liable for any of the liabilities reflected in the above tables.  All such liabilities are non-recourse to the Company.  The Company's exposure to adverse events at the investee companies is limited to the book value of its investment.

Included in consolidated retained earnings at December 31, 2011 is approximately $40,325,000 of undistributed earnings of the associated companies accounted for under the equity method of accounting.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
5.     Discontinued Operations:

In August 2010, the Company sold its operating retail shopping center in Long Island, New York for cash consideration of $17,064,000 and recorded a pre-tax and after tax gain on sale of discontinued operations of $4,526,000.  The Company has not classified this business' historical results of operations or its assets and liabilities as discontinued operations because such amounts were not significant.

In September 2010, the Company sold ResortQuest for net cash consideration of $52,371,000 and recorded a pre-tax and after tax gain on sale of discontinued operations of $35,367,000.  As a result, the Company's property management and services segment has been classified as a discontinued operation.

In October 2010, the Company sold STi Prepaid for aggregate consideration of $20,000,000, which was scheduled to be paid over a 26 month period, and classified the telecommunications segment as a discontinued operation.  The Company reported a pre-tax and after tax gain of $21,104,000 in 2010 on sale of discontinued operations equal to the Company's negative net investment in STi Prepaid ($19,255,000) and cash payments received from the buyer.  During 2011, additional final payments were received from the buyer and the Company recognized a gain from discontinued operations of $9,669,000.

In 2010, the Company classified its power production business that burns waste biomass to produce electricity as a held for sale discontinued operation and recorded a charge of $25,321,000 to reduce the carrying amount of the business to its fair value.  The power production business was previously classified in the other operations segment, and the impairment charge reduced the carrying amount of property, equipment and leasehold improvements, net and intangible assets to zero.

When the power production facility was originally acquired for $4,567,000 it was not operating and the original intent was to invest additional funds to rehabilitate the facility and bring it up to nameplate capacity.  Despite rehabilitation funding in excess of amounts originally planned, ongoing equipment problems resulted in a failure to bring the facility up to capacity and higher operating costs.  The cost of the waste biomass required to produce electricity also increased, and the business would have required additional funding to continue operating during 2011.  As a result, in 2010 the Company decided to sell the business rather than continue to fund operating losses in the hope that production improvements and/or waste material price decreases would make the facility profitable.

In the third quarter of 2012, the Company entered into an agreement to sell Keen for aggregate consideration of $137,500,000; the sale closed in October 2012.  As a result, the Company's oil and gas drilling services segment has been classified as a discontinued operation.  Pre-tax income from discontinued operations for 2009 reflects a gain of $49,345,000 resulting from a bargain purchase.

A summary of the results of discontinued operations for ResortQuest, STi Prepaid, Keen and the power production business is as follows for the three years ended December 31, 2011 (in thousands):

	2011	2010	2009

Revenues and other income:
Telecommunications	$–	$276,253	$426,027
Oil and gas drilling services	133,782	116,542	11,102
Property management and service fees	–	87,039	112,796
Investment and other income	3,316	10,545	54,328
	137,098	490,379	604,253
Expenses:
Cost of sales - telecommunications	–	235,943	363,885
Direct operating expenses:
Oil and gas drilling services	100,639	93,281	8,830
Property management and services	–	62,595	92,421
Interest	141	1,249	237
Salaries and incentive compensation	5,445	15,364	17,153
Depreciation and amortization	21,051	32,531	11,541
Selling, general and other expenses	10,011	84,841	73,267
	137,287	525,804	567,334
Income (loss) from discontinued
operations before income taxes	(189)	(35,425)	36,919
Income tax benefit	(1,072)	(2,350)	(57)
Income (loss) from discontinued
operations after income taxes	$883	$(33,075)	$36,976

During 2011, 2010 and 2009, the Company received and recognized as income from discontinued operations distributions totaling $4,690,000, $11,640,000 and $11,253,000, respectively, from its subsidiary, Empire Insurance Company ("Empire"), which has been undergoing a voluntary liquidation since 2001.  The Company had classified Empire as a discontinued operation in 2001 and fully wrote-off its remaining book value based on its expected future cash flows at that time.  Although Empire no longer writes any insurance business, its orderly liquidation over the years has resulted in reductions to its estimated claim reserves that enabled Empire to pay the distributions, with the approval of the New York Insurance Department.  For income tax purposes, the payments are treated as non-taxable distributions paid by a subsidiary.  Since future distributions from Empire, if any, are subject to New York insurance law or the approval of the New York Insurance Department, income will only be recognized when received.

During 2009, the Company received 636,300 of its common shares in connection with the resolution of a lawsuit related to its former subsidiary, WilTel Communications Group, Inc. ("WilTel"), and recorded income from discontinued operations of $15,222,000 based on the market value of the common shares.  These shares were originally issued in connection with the acquisition of WilTel in 2003, and had been held in a fund for certain claims made against WilTel prior to the Company's ownership.  The resolution of the lawsuit found that the claimants were not entitled to the shares and they were returned to the Company.

Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments
6.      Investments:

A summary of investments classified as current assets at December 31, 2011 and 2010 is as follows (in thousands):

	2011		2010
		Carrying Value		Carrying Value
	Amortized	and Estimated	Amortized	and Estimated
	Cost	Fair Value	Cost	Fair Value

Investments available for sale	$146,594	$145,977	$253,273	$253,589
Other investments, including accrued interest income	4,113	4,158	11,067	10,983
Total current investments	$150,707	$150,135	$264,340	$264,572

The amortized cost, gross unrealized gains and losses and estimated fair value of available for sale investments classified as current assets at December 31, 2011 and 2010 are as follows (in thousands):

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

2011
Bonds and notes:
U.S. Government and agencies	$139,940	$13	$1	$139,952
All other corporates	5,649	70	–	5,719
Total fixed maturities	145,589	83	1	145,671

Other investments	1,005	–	699	306
Total current available for sale investments	$146,594	$83	$700	$145,977

2010
Bonds and notes:
U.S. Government and agencies	$246,996	$21	$–	$247,017
All other corporates	6,277	300	5	6,572
Total fixed maturities	$253,273	$321	$5	$253,589

A summary of non-current investments at December 31, 2011 and 2010 is as follows (in thousands):

	2011		2010
		Carrying Value		Carrying Value
	Amortized	and Estimated	Amortized	And Estimated
	Cost	Fair Value	Cost	Fair Value

Investments available for sale:
Fortescue	$115,703	$569,256	$219,723	$1,659,617
Inmet	504,006	708,193	504,006	862,481
Other investments available for sale	724,664	776,444	1,067,928	1,144,141
Other investments:
Private equity funds	85,528	85,528	86,944	86,944
Non-agency mortgage-backed bond
securitization portfolio	1,649	1,649	3,304	3,304
FMG zero coupon note component	40,801	40,801	36,268	36,268
Other non-publicly traded investments	45,298	45,004	40,114	39,904
Total non-current investments	$1,517,649	$2,226,875	$1,958,287	$3,832,659

In August 2006, pursuant to a subscription agreement with Fortescue Metals Group Ltd ("Fortescue") and its subsidiary, FMG, the Company invested an aggregate of $408,030,000, including expenses, in Fortescue's Pilbara iron ore and infrastructure project in Western Australia.  In exchange for its cash investment, the Company received 264,000,000 common shares of Fortescue, and a $100,000,000 unsecured note of FMG that matures in August 2019 (the "FMG Note").  In July 2007, Fortescue sold new common shares in an underwritten public offering to raise additional capital for its mining project and to fund future growth.  In connection with this offering, the Company exercised its pre-emptive rights to maintain its ownership position and acquired an additional 13,986,000 common shares of Fortescue for $44,217,000.  Fortescue is a publicly traded company on the Australian Stock Exchange (Symbol: FMG).

During 2010, the Company sold 30,000,000 common shares of Fortescue for net cash proceeds of $121,498,000, which resulted in the recognition of a net securities gain of $94,918,000.  During 2011, the Company sold 117,400,000 common shares of Fortescue for net cash proceeds of $732,217,000, which resulted in the recognition of net securities gains of $628,197,000.  At December 31, 2011, non-current available for sale investments include 130,586,000 common shares of Fortescue.  In January 2012, the Company sold 100,000,000 Fortescue common shares for net cash proceeds of $506,490,000, and will record a net securities gain of $417,887,000 during the three month period ending March 31, 2012.

Interest on the FMG Note is calculated as 4% of the revenue, net of government royalties, invoiced from the iron ore produced from the project's Cloud Break and Christmas Creek areas, which commenced production in May 2008.  Interest is payable semi-annually within 30 days of June 30th and December 31st of each year; however, cash interest payments due in 2008 and 2009 were deferred by FMG due to covenants contained in the project's senior secured debt (for periods prior to January 1, 2010).  Any interest payment that was deferred earned simple interest at an annual rate of 9.5%.  Inasmuch as the senior secured debt was redeemed in 2010, the covenants requiring the deferral of interest no longer apply, and FMG has been paying interest when due.

The Company's initial Fortescue investment was allocated to the common shares acquired, using the market value on the acquisition date, a 13 year zero-coupon note and a prepaid mining interest.  The zero-coupon note component of this investment is being accounted for as a loan-like instrument, with income being recognized as the note is accreted up to its face value of $100,000,000, using a rate of 12.5%.  It is classified with other non-current investments.  The prepaid mining interest, which is being amortized to expense as the 4% of revenue is earned (using the units of production method), is classified as other current and non-current assets with an aggregate balance of $152,521,000 and $164,321,000 at December 31, 2011 and 2010, respectively.  Amounts recognized in the consolidated statements of operations for each of the three years in the period ended December 31, 2011 related to the FMG Note are as follows (in thousands):

	2011	2010	2009

Classified as investment and other income:
Interest income on FMG Note	$214,455	$149,257	$66,079
Interest accreted on zero-coupon note component	$4,533	$4,030	$3,582

Amortization expense on prepaid mining interest	$11,800	$9,943	$7,293

The aggregate book values of the various components of the FMG Note, net of accrued withholding taxes on interest, totaled $290,415,000 and $276,148,000 at December 31, 2011 and 2010, respectively.

In August 2010, the Company was advised that Fortescue is asserting that FMG is entitled to issue additional notes identical to the FMG Note in an unlimited amount.  Fortescue further claims that any interest to be paid on additional notes can dilute, on a pro rata basis, the Company's entitlement to the above stated interest of 4% of net revenue.  The Company does not believe that FMG has the right to issue additional notes which affect the Company's interest or that the interpretation by Fortescue of the terms of the FMG Note, as currently claimed by Fortescue, reflects the agreement between the parties.

In September 2010, the Company filed a Writ of Summons against Fortescue, FMG and Fortescue's then Chief Executive Officer in the Supreme Court of Western Australia.  The Writ of Summons seeks, among other things, an injunction restraining the issuance of any additional notes identical to the FMG Note and damages.  If the litigation is ultimately determined adversely to the Company and additional notes are issued, the Company's future cash flows from the FMG Note and future results of operations would be significantly and adversely affected to the extent of the dilution resulting from the issuance of such additional notes.  In addition, the Company would have to evaluate whether the prepaid mining interest had become impaired.  The amount of the impairment, if any, would depend upon the amount of new notes issued and the resulting dilution, plus the Company's projection of future interest payable on the FMG Note.

At December 31, 2011 and 2010, non-current investments include 11,042,413 common shares of Inmet, or approximately 15.9% of Inmet's outstanding shares. The Inmet shares have registration rights and may be sold without restriction in accordance with applicable securities laws.  See Note 4 for more information about the acquisition of the Inmet shares.

Non-current other non-publicly traded investments are accounted for under the cost method of accounting, reduced for impairment charges when appropriate.

The amortized cost, gross unrealized gains and losses and estimated fair value of non-current investments classified as available for sale at December 31, 2011 and 2010 are as follows (in thousands):

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

2011
Bonds and notes:
U.S. Government-Sponsored Enterprises	$609,617	$12,683	$109	$622,191
All other corporates	66,960	636	1,054	66,542
Total fixed maturities	676,577	13,319	1,163	688,733

Equity securities:
Common stocks:
Banks, trusts and insurance companies	22,084	28,887	–	50,971
Industrial, miscellaneous and all other	644,717	669,270	299	1,313,688
Total equity securities	666,801	698,157	299	1,364,659

Other investments	995	–	494	501
	$1,344,373	$711,476	$1,956	$2,053,893

2010
Bonds and notes:
U.S. Government and agencies	$7,806	$–	$90	$7,716
U.S. Government-Sponsored Enterprises	815,066	10,564	2,247	823,383
All other corporates	191,851	917	235	192,533
Total fixed maturities	1,014,723	11,481	2,572	1,023,632

Equity securities:
Common stocks:
Banks, trusts and insurance companies	16,340	32,936	–	49,276
Industrial, miscellaneous and all other	760,594	1,833,229	492	2,593,331
Total equity securities	776,934	1,866,165	492	2,642,607

	$1,791,657	$1,877,646	$3,064	$3,666,239

The amortized cost and estimated fair value of non-current investments classified as available for sale at December 31, 2011, by contractual maturity, are shown below.  Expected maturities are likely to differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
	Cost	Fair Value
	(In thousands)

Due after one year through five years	$24,918	$25,024
Due after five years through ten years	–	–
Due after ten years	–	–
	24,918	25,024
Mortgage-backed and asset-backed securities	651,659	663,709
	$676,577	$688,733
At December 31, 2011, the unrealized losses on investments which have been in a continuous unrealized loss position for less than 12 months and for 12 months or longer were not significant.

Securities with book values of $4,615,000 at December 31, 2010 collateralized certain swap agreements and a letter of credit.

Trade, Notes And Other Receivables, Net	12 Months Ended
Dec. 31, 2011
Trade, Notes And Other Receivables, Net [Abstract]
Trade, Notes And Other Receivables, Net

7.      Trade, Notes and Other Receivables, Net:

A summary of current trade, notes and other receivables, net at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010

Trade receivables	$206,331	$15,982
Accrued interest on FMG Note	107,881	83,659
Receivables related to securities	4,572	9,977
Receivables relating to real estate activities	4,707	4,696
Other	19,376	13,391
	342,867	127,705
Allowance for doubtful accounts	(3,857)	(4,693)
Total current trade, notes and other receivables, net	$339,010	$123,012

The Company received the accrued interest on the FMG Note in January following each year end, net of withholding taxes.

Inventory	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Inventory
8.      Inventory:

A summary of inventory at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010

Finished goods	$233,542	$39,963
Work in process	49,514	12,441
Raw materials, supplies and other	71,522	5,876
	$354,578	$58,280

Intangible Assets, Net And Goodwill	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net And Goodwill [Abstract]
Intangible Assets, Net And Goodwill
9.      Intangible Assets, Net and Goodwill:

A summary of these assets at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010

Intangibles:
Customer and other relationships, net of accumulated
amortization of $41,958 and $39,051	$426,603	$23,338
Trademarks and tradename, net of accumulated amortization of
$1,527 and $791	278,024	1,210
Cattle supply contracts	143,500	–
Licenses, net of accumulated amortization of $2,917 and $2,328	9,081	9,670
Other, net of accumulated amortization of $5,095 and $2,650	1,262	267
Goodwill	18,119	8,151
	$876,589	$42,636

Amortization expense on intangible assets was $7,103,000, $8,401,000 and  $7,657,000 for the years ended December 31, 2011, 2010 and 2009, respectively.  The estimated aggregate future amortization expense for the intangible assets for each of the next five years is as follows:  2012 - $52,347,000; 2013 - $52,196,000 ; 2014 - $52,156,000; 2015 - $49,363,000; and 2016 - $48,438,000.

At December 31, 2011, goodwill in the above table related to National Beef ($8,915,000), Conwed Plastics ($8,151,000) and the winery operations ($1,053,000).  At December 31, 2010, all of the goodwill related to Conwed Plastics.  All of the goodwill is deductible for income tax purposes.

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets
10.      Other Assets:

A summary of non-current other assets at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010

Real Estate	$173,077	$168,001
Unamortized debt expense	11,454	16,125
Restricted cash	64,609	90,587
Prepaid mining interest	139,572	153,210
Other	18,658	17,865
	$407,370	$445,788

At December 31, 2011 and 2010, restricted cash includes $56,500,000 that had been placed into escrow pursuant to an agreement to acquire 708 acres of land in Panama City, Florida.  The purchase price was subsequently reduced to $51,870,000, the excess funds were returned and the transaction closed in February 2012.  In addition, restricted cash at December 31, 2010 includes $14,600,000 of escrowed funds relating to the Premier noteholders' claims which were settled during 2011.

The Company's prepaid mining interest relates to the FMG Note, which is more fully explained in Note 6.

Property, Equipment And Leasehold Improvements, Net	12 Months Ended
Dec. 31, 2011
Property, Equipment And Leasehold Improvements, Net [Abstract]
Property, Equipment and Leasehold Improvements, Net
11.      Property, Equipment and Leasehold Improvements, Net:

A summary of property, equipment and leasehold improvements, net at December 31, 2011 and 2010 is as follows (in thousands):

	Depreciable
	Lives
	(in years)	2011	2010

Land, buildings and leasehold improvements	3-45	$601,681	$381,880
Beef processing machinery and equipment	2-15	201,934	–
Other machinery and equipment	3-25	202,405	190,141
Corporate aircraft	5-10	111,279	99,437
Furniture and fixtures	2-10	23,285	21,346
Construction in progress	N/A	53,526	1,448
Other	3-7	13,162	2,287
		1,207,272	696,539
Accumulated depreciation and amortization		(323,163)	(286,325)
		$884,109	$410,214

Trade Payables And Expense Accruals	12 Months Ended
Dec. 31, 2011
Trade Payables And Expense Accruals [Abstract]
Trade Payables and Expense Accruals

12.      Trade Payables and Expense Accruals:

A summary of trade payables and expense accruals at December 31, 2011 and 2010 is as follows (in thousands):

	2011	2010

Trade payables	$80,960	$13,900
Book overdrafts	92,254	3,177
Cattle purchases payable	31,431	–
Payables related to securities	955	1,878
Accrued compensation, severance and other employee benefits	89,061	66,516
Accrued legal and professional fees	18,364	7,338
Accrued litigation settlement	–	11,229
Taxes other than income	9,207	4,332
Accrued interest payable	35,496	40,250
Other	16,593	18,604
	$374,321	$167,224

At December 31, 2010, the accrued litigation settlement related to an award to the former holders of Premier's bond debt.  In April 2011, Premier entered into an agreement to settle the litigation with its former noteholders for $9,000,000; the remaining liability was reversed and credited to selling, general and other expenses.  All litigation with respect to Premier's chapter 11 restructuring has been settled.

Indebtedness	12 Months Ended
Dec. 31, 2011
Indebtedness [Abstract]
Indebtedness
13.      Indebtedness:

The principal amount, stated interest rate and maturity date of outstanding debt at December 31, 2011 and 2010 are as follows (dollars in thousands):

	2011	2010

Parent Company Debt:
Senior Notes:
7 ¾% Senior Notes due 2013, less debt discount of $99 and $154	$94,401	$94,346
7% Senior Notes due 2013, net of debt premium of $218 and $340	312,463	312,585
8 1/8% Senior Notes due 2015, less debt discount of $4,256 and $5,437	454,385	474,563
7 1/8% Senior Notes due 2017	423,140	478,000
Subordinated Notes:
3 ¾% Convertible Senior Subordinated Notes due 2014	97,581	97,581
8.65% Junior Subordinated Deferrable Interest Debentures due 2027	88,204	89,554
Subsidiary Debt:
Term loans	323,750	–
Revolving credit facility	92,103	–
Aircraft financing due 2011	–	32,881
Capital leases due 2012 through 2015 with a weighted-average
interest rate of 5.7%	5,301	57
Other due 2012 through 2029 with a weighted-average interest rate of .2%	12,325	100,539
Total debt	1,903,653	1,680,106
Less: current maturities	(29,264)	(133,451)
Long-term debt	$1,874,389	$1,546,655

Parent Company Debt:

The Board of Directors has authorized the Company, from time to time, to purchase its outstanding debt securities through cash purchases in open market transactions, privately negotiated transactions or otherwise.  Such purchases, if any, depend upon prevailing market conditions, the Company's liquidity requirements and other factors; such purchases may be commenced or suspended at any time without notice.  Principal amounts purchased during the last three years are as follows (dollars in thousands):

F-29

	2011	2010	2009

7 ¾% Senior Notes	$–	$5,500	$–
7% Senior Notes	–	27,200	35,555
8 1/8% Senior Notes	21,359	20,000	–
7 1/8% Senior Notes	54,860	22,000	–
8.65% Junior Subordinated Deferrable Interest Debentures	1,350	2,146	6,500
Total	$77,569	$76,846	$42,055

As a result of the purchases, the Company recognized pre-tax losses of $6,352,000 and $5,138,000 for the years ended December 31, 2011 and 2010, respectively, which are reflected in selling, general and other expenses, and recognized pre-tax gains of $6,693,000 for the year ended December 31, 2009, which are reflected in investment and other income.

In January 2012, the Company called for redemption the Senior Notes due 2017 and the Junior Subordinated Deferrable Interest Debentures due 2027 pursuant to pre-existing call rights.  Excluding accrued interest the Company will pay an aggregate of $528,308,000 to redeem the bonds in March 2012.

In April 2004, the Company sold $350,000,000 principal amount of its 3¾% Convertible Senior Subordinated Notes due 2014 in a private placement transaction.  The notes are convertible into the Company's common shares at $22.55 per share at any time before their maturity, subject to certain restrictions contained in the notes, at a conversion rate of 44.3459 shares per each $1,000 principal amount of notes subject to adjustment.  Such amount reflects an adjustment to the conversion price as a result of the dividends paid in December 2011 and 2010.  Future cash dividends will reduce the conversion price per share by the amount of the dividend paid per share.  At December 31, 2011, the notes are convertible into an aggregate of 4,327,317 shares.

Pursuant to privately negotiated transactions to induce conversion, the Company issued 5,378,606 common shares upon the conversion of $123,529,000 principal amount of the notes during 2009.  The number of common shares issued was in accordance with the terms of the notes; however, the Company paid the former noteholders $25,990,000 to induce conversion.  The additional cash payments were recorded as selling, general and other expenses.

The Company's senior note indentures contain covenants that restrict its ability to incur more Indebtedness or issue Preferred Stock of Subsidiaries unless, at the time of such incurrence or issuance, the Company meets a specified ratio of Consolidated Debt to Consolidated Tangible Net Worth, limit the ability of the Company and Material Subsidiaries to incur, in certain circumstances, Liens, limit the ability of Material Subsidiaries to incur Funded Debt in certain circumstances, and contain other terms and restrictions all as defined in the senior note indentures.  The Company has the ability to incur substantial additional indebtedness or make distributions to its shareholders and still remain in compliance with these restrictions.  If the Company is unable to meet the specified ratio, the Company would not be able to issue additional Indebtedness or Preferred Stock, but the Company's inability to meet the applicable ratio would not result in a default under its senior note indentures.  The senior note indentures do not restrict the payment of dividends.

Subsidiary Debt:

At December 31, 2011, National Beef's credit facility consisted of a $323,750,000 outstanding term loan and a revolving line of credit of up to $250,000,000; any amounts outstanding under the facility mature in June 2016.  The term loan requires quarterly principal payments of $9,250,000.  The term loan and the revolving credit facility bear interest at the Base Rate or the LIBOR Rate (as defined in the credit facility), plus a margin ranging from .75% to 2.50% depending upon certain financial ratios and the rate selected.  At December 31, 2011, the interest rate on the term loan was 2.1% and the interest rate in the revolving credit facility was 2.2%.  The credit facility is secured by a first priority lien on substantially all of the assets of National Beef and its subsidiaries.

Borrowings under the revolving credit facility are available for National Beef's working capital requirements, capital expenditures and other general corporate purposes.  Unused capacity under the facility can also be used to issue letters of credit; letters of credit aggregating $22,976,000 were outstanding at December 31, 2011.  Amounts available under the revolver are subject to a borrowing base calculation primarily comprised of receivable and inventory balances.  At December 31, 2011, after deducting outstanding amounts and issued letters of credit the remainder of the unused revolver was fully available to National Beef.

The credit facility contains customary covenants relating to National Beef and its subsidiaries, including restrictions on  distributions, mergers, asset sales, investments, acquisitions, encumbrances, affiliate transactions and other matters.  The ability of National Beef and its subsidiaries to engage in other business, incur debt or grant liens is also restricted.  National Beef is also required to maintain a minimum Adjusted Net Worth, a maximum Funded Debt Ratio and minimum Fixed Charge Coverage Ratio, all as defined in the credit facility.  At December 31, 2011, National Beef met all of these requirements.

During 2001, a subsidiary of the Company borrowed $53,100,000 collateralized by certain of its corporate aircraft.  The debt matured during 2011.  Other subsidiary debt at December 31, 2011 principally includes Industrial Revenue Bonds of National Beef ($12,245,000). Other subsidiary debt at December 31, 2010 principally included debt secured by MB1's real estate development project ($100,524,000).

Excluding repurchase agreements discussed below, at December 31, 2011, $1,786,858,000 of consolidated assets (primarily inventory, receivables, property and equipment and intangibles) are pledged for indebtedness aggregating $433,399,000, principally for amounts due under National Beef's credit facility.

The aggregate annual mandatory redemptions of debt during the five year period ending December 31, 2016 are as follows:  2012 - $29,264,000; 2013 - $445,305,000; 2014 - $136,888,000; 2015 - $499,071,000; and 2016 - $283,918,000.  Aggregate annual mandatory redemptions of debt do not include bonds called for redemption in 2012.

Securities Sold Under Agreements to Repurchase:

Securities sold under agreements to repurchase are accounted for as collateralized financing transactions.  At December 31, 2011, these fixed rate repurchase agreements have a weighted-average interest rate of approximately 0.3%, mature in January 2012 and are collateralized by non-current investments.  The non-current investments are adjustable rate mortgage pass-through certificates issued by U.S. Government-Sponsored Enterprises (FHLMC or FNMA).  This portfolio has a weighted-average life of approximately 5 years and a duration of .76 at December 31, 2011.

The weighted-average interest rate on short-term borrowings (primarily consisting of securities sold under agreements to repurchase) was .3% and .4% at December 31, 2011 and 2010, respectively.

Redeemable Noncontrolling Interests In Subsidiary	12 Months Ended
Dec. 31, 2011
Redeemable Noncontrolling Interests In Subsidiary [Abstract]
Redeemable Noncontrolling Interests In Subsidiary
14. Redeemable Noncontrolling Interests in Subsidiary:

Redeemable noncontrolling interests in subsidiary are held by minority owners of National Beef, principally USPB, NBPCo Holdings and the chief executive officer of National Beef.  The holders of these interests share in the profits and losses of National Beef on a pro rata basis with the Company.  However, the minority owners have the right to require the Company to purchase their interests under certain specified circumstances at fair value (put rights), and the Company also has the right to purchase their interests under certain specified circumstances at fair value (call rights).  Each of the holders of the put rights has the right to make an election that requires the Company to purchase up to one-third of their interests on the fifth and seventh anniversaries of the Company's acquisition of National Beef, and the remainder on the tenth anniversary of the Company's acquisition of National Beef.  In addition, USPB may elect to exercise their put rights following the termination of the cattle supply agreement, and the chief executive officer following the termination of his employment.

The Company's call rights with respect to USPB may be exercised following the termination of the cattle supply agreement or after USPB's ownership interest is less than 20% of their interest held at the time the Company acquired National Beef.  The Company's call rights with respect to other members may be exercised after the ten year anniversary of the Company's acquisition of National Beef if such member's ownership interest is less than 50% of the interest held at the time the Company acquired National Beef.  Additionally, the Company may acquire the chief executive officer's interest following the termination of his employment.

Redeemable noncontrolling interests in subsidiary are reflected in the consolidated balance sheet at fair value.  In future periods, redeemable noncontrolling interests will reflect cash distributions and the allocation of profits or losses to the minority owners on a pro rata basis.  In addition, redeemable noncontrolling interests will be adjusted for any changes in estimated fair value, with a corresponding adjustment to the Company's common shareholders' equity.

Common Shares, Stock Options And Preferred Shares	12 Months Ended
Dec. 31, 2011
Common Shares, Stock Options And Preferred Shares [Abstract]
Common Shares, Stock Options And Preferred Shares
15. Common Shares, Stock Options and Preferred Shares:

The Board of Directors from time to time has authorized acquisitions of the Company's common shares.  During the three year period ended December 31, 2011, the Company acquired 4,949 common shares at an average price of $34.92 per common share, all in connection with stock option exercises.  At December 31, 2011, the Company is authorized to repurchase 11,987,880 common shares.

As of December 31, 2011, the Company has two share-based plans: a fixed stock option plan and a senior executive warrant plan.  The fixed stock option plan provides for the issuance of stock options and stock appreciation rights to non-employee directors and certain employees at not less than the fair market value of the underlying stock at the date of grant.  Options granted to employees under this plan are intended to qualify as incentive stock options to the extent permitted under the Internal Revenue Code and become exercisable in five equal annual instalments starting one year from date of grant.  Options granted to non-employee directors become exercisable in four equal annual instalments starting one year from date of grant.  No stock appreciation rights have been granted.  As of December 31, 2011, 1,057,250 shares were available for grant under the plan.

On March 6, 2006, the Company's Board of Directors, upon the recommendation of the Compensation Committee of the Board, approved, subject to shareholder approval, the grant of warrants to purchase 2,000,000 common shares to each of the Company's Chairman and President at an exercise price equal to $28.515 per share (105% of the closing price per share of a common share on that date).  In May 2006, shareholder approval was received and the warrants were issued; the warrants vested over a four year period and were scheduled by their terms to expire on March 5, 2011.  In February 2011, each of the Company's Chairman and President exercised these warrants, on a cashless exercise basis, pursuant to which they each received 261,599 common shares (determined using a value per share of $32.806 as set forth in the warrant).  All of the common shares obtained upon exercise of the warrants were immediately sold in a private transaction.

On March 7, 2011, the Compensation Committee of the Company's Board of Directors granted warrants to purchase 2,000,000 common shares to each of the Company's Chairman and President at an exercise price of $33.84 per share (105% of the closing price per share of a common share on the grant date), subject to shareholder approval.  In May 2011, the required shareholder approval was received and the warrants were issued.  The warrants expire in 2016 and vest in five equal tranches with 20% vesting on the date shareholder approval was received and an additional 20% vesting in each subsequent year.  Compensation cost was determined as of the approval date and will be recognized in the financial statements over the vesting period of the warrants.  For 2011, the Company recorded share-based compensation expense of $18,941,000 related to this grant of warrants.

Salaries and incentive compensation expense included $23,019,000, $4,067,000 and $10,905,000 for the years ended December 31, 2011, 2010 and 2009, respectively, for share-based compensation expense relating to grants made under the Company's senior executive warrant plan and fixed stock option plan.  Net income decreased by $15,203,000, $3,955,000 and $10,905,000 for 2011, 2010 and 2009, respectively, as a result of the share-based compensation expense.  As of December 31, 2011, total unrecognized compensation cost related to nonvested share-based compensation plans was $43,555,000; this cost is expected to be recognized over a weighted-average period of 1.7 years.

A summary of activity with respect to the Company's stock options for the three years ended December 31, 2011 is as follows:

			Weighted-
	Common	Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Subject	Exercise	Contractual	Intrinsic
	to Option	Prices	Term	Value

Balance at December 31, 2008	2,300,290	$26.29
Granted	12,000	$24.44
Exercised	(47,250)	$20.28		$169,000
Cancelled	(68,800)	$26.38

Balance at December 31, 2009	2,196,240	$26.40
Granted	972,000	$27.17
Exercised	(520,740)	$21.69		$2,809,000
Cancelled	(25,000)	$27.66

Balance at December 31, 2010	2,622,500	$27.61
Granted	12,000	$35.78
Exercised	(255,445)	$27.89		$2,412,000
Cancelled	(127,600)	$27.63

Balance at December 31, 2011	2,251,455	$27.62	3.2 years	$–
Exercisable at December 31, 2011	870,955	$27.83	1.9 years	$–

The following summary presents the weighted-average assumptions used for grants made during each of the three years in the period ended December 31, 2011:

	2011	2010	2009
	Options	Options	Options

Risk free interest rate	1.58%	1.27%	1.99%
Expected volatility	45.25%	45.78%	44.12%
Expected dividend yield	.70%	.87%	.51%
Expected life	4.3 years	4.0 years	4.3 years
Weighted-average fair value per grant	$13.18	$9.09	$8.80

The expected life assumptions were based on historical behavior and incorporated post-vesting forfeitures for each type of award and population identified.  The expected volatility was based on the historical behavior of the Company's stock price.  The assumptions used to value options in 2011 were also used to value the warrants granted during 2011, resulting in a fair value per warrant granted of $13.35.

At December 31, 2011 and 2010, 3,308,755 and 3,564,150, respectively, of the Company's common shares were reserved for stock options, 4,327,317 and 4,279,868, respectively, of the Company's common shares were reserved for the 3¾% Convertible Senior Subordinated Notes and 4,000,000 of the Company's common shares were reserved for warrants.

At December 31, 2011 and 2010, 6,000,000 of preferred shares (redeemable and non-redeemable), par value $1 per share, were authorized and not issued.

One of the Company's subsidiaries maintains a stock option plan for its employees that provides for the granting of stock options that are exercisable into common shares of the subsidiary; however, amounts related to this plan have not been significant.  Salaries and incentive compensation expense include amounts for this plan of $245,000, $193,000 and $201,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

The subsidiary also granted stock appreciation rights to an executive officer that have a seven year term and become exercisable only upon the occurrence of certain events.  The rights are payable in cash unless the subsidiary's shares are publicly listed, in which case the subsidiary may elect to settle the rights in stock.  Because management has determined that the occurrence of the events required for the stock appreciation rights to become exercisable was not probable as of December 31, 2010, no expense or liability relating to the rights has been recorded.  Stock appreciation rights were also granted to a former executive officer; changes to the fair value of these rights are recorded as increases or decreases to selling, general and other expenses.  Increases (decreases) to the fair value of these rights were $(4,447,000), $261,000 and $3,102,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
16.	Accumulated Other Comprehensive Income:

Activity in accumulated other comprehensive income is reflected in the consolidated statements of equity but not in the consolidated statements of operations.  A summary of accumulated other comprehensive income, net of taxes at December 31, 2011, 2010 and 2009 is as follows (in thousands):

	2011	2010	2009

Net unrealized gains on investments	$998,151	$1,749,757	$1,034,164
Net unrealized foreign exchange gains (losses)	(3,168)	(3,838)	4,024
Net unrealized gains on derivative instruments	–	–	1,005
Net minimum pension liability	(83,537)	(60,177)	(56,948)
Net postretirement benefit	975	1,621	2,787
	$912,421	$1,687,363	$985,032

Net Securities Gains (Losses)	12 Months Ended
Dec. 31, 2011
Net Securities Gains (Losses) [Abstract]
Net Securities Gains (Losses)
17.      Net Securities Gains (Losses):

The following summarizes net securities gains (losses) for each of the three years in the period ended December 31, 2011 (in thousands):

	2011	2010	2009

Net realized gains on securities	$644,777	$182,060	$10,440
Write-down of investments (a)	(3,586)	(2,474)	(31,420)
Net unrealized gains (losses) on trading securities	285	(92)	(126)
	$641,476	$179,494	$(21,106)

(a)	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.

In 2011, the Company sold 117,400,000 common shares of Fortescue and recognized net securities gains of $628,197,000.  In 2010, the Company sold 30,000,000 common shares of Fortescue and recognized a net security gain of $94,918,000 and sold its investment in Light and Power Holdings, Ltd. ("LPH") and recognized a net security gain of $66,200,000.

Proceeds from sales of investments classified as available for sale were $4,217,334,000, $838,197,000 and $2,112,574,000 during 2011, 2010 and 2009, respectively.  Gross gains of $638,863,000, $104,392,000 and $18,653,000 and gross losses of $5,235,000, $683,000 and $21,696,000 were realized on these sales during 2011, 2010 and 2009, respectively.

Other Results Of Operations Information	12 Months Ended
Dec. 31, 2011
Other Results Of Operations Information [Abstract]
Other Results of Operations Information

18.      Other Results of Operations Information:

Investment and other income for each of the three years in the period ended December 31, 2011 consists of the following (in thousands):

	2011	2010	2009

Interest on fixed maturity investments	$30,996	$22,148	$26,784
Dividend income	18,359	3,654	3,944
Other investment income	608	1,153	1,349
Income related to Fortescue's Pilbara project (see Note 6)	214,455	149,257	66,079
Gain on sale of Las Cruces	–	383,369	–
Gain on forgiveness of debt	81,848	–	–
Gains on sale of real estate and other assets, net of costs	2,115	2,559	12,767
Income related to settlement of insurance claims	–	106	5,272
Gain related to lawsuits and other settlements	141	3,446	10,453
Gain on buyback of debt	–	–	6,693
Government grants reimbursement	5,366	11,143	–
Rental income	11,126	12,417	14,149
Winery revenues	38,161	23,569	20,735
Other	27,836	36,525	39,675
	$431,011	$649,346	$207,900

As reflected in the table above, other income for the other operations segment includes government grants that reimbursed the Company for certain of its prior expenditures related to energy projects, which were fully expensed as incurred.

Taxes, other than income or payroll, amounted to $19,760,000, $19,965,000 and $17,947,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Advertising costs amounted to $11,282,000, $10,161,000 and $9,233,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Research and development costs charged to expense were $22,152,000, $5,476,000 and $3,525,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
19.      Income Taxes:

The principal components of deferred taxes at December 31, 2011 and 2010 are as follows (in thousands):

	2011	2010
Deferred Tax Asset:
Securities valuation reserves	$49,893	$52,444
Other assets	78,289	85,490
NOL carryover	1,730,465	1,962,914
Intangible assets, net and goodwill	23,037	–
Other liabilities	12,386	23,433
	1,894,070	2,124,281
Valuation allowance	(109,181)	(109,181)
	1,784,889	2,015,100
Deferred Tax Liability:
Unrealized gains on investments	(148,007)	(822,095)
Property and equipment	(45,784)	(4,452)
Other	(6,212)	(12,995)
	(200,003)	(839,542)
Net deferred tax asset	$1,584,886	$1,175,558

As of December 31, 2011, the Company had consolidated federal NOLs of $1,228,800,000 that may be used to offset the taxable income of any member of the Company's consolidated tax group.  In addition, the Company has $3,509,350,000 of federal NOLs that are only available to offset the taxable income of certain subsidiaries.  Unused NOLs that expire prior to 2020 aggregate $2,568,000.  The Company also has various state NOLs that expire at different times, which are reflected in the above table to the extent the Company estimates its future taxable income will be apportioned to those states.  Uncertainties that may affect the utilization of the Company's tax attributes include future operating results, tax law changes, rulings by taxing authorities regarding whether certain transactions are taxable or deductible and expiration of carryforward periods.

At December 31, 2010, the Company concluded that it was more likely than not that it would have future taxable income sufficient to realize a significant portion of the Company's net deferred tax asset; accordingly, $1,157,111,000 of the deferred tax valuation allowance was reversed as a credit to income tax expense.  See Note 2 for more information.

Under certain circumstances, the ability to use the NOLs and future deductions could be substantially reduced if certain changes in ownership were to occur.  In order to reduce this possibility, the Company's certificate of incorporation includes a charter restriction that prohibits transfers of the Company's common stock under certain circumstances.

The provision (benefit) for income taxes for each of the three years in the period ended December 31, 2011 was as follows, excluding amounts allocated to income (losses) related to associated companies and discontinued operations (in thousands):

	2011	2010	2009

State income taxes	$9,230	$5,512	$(1,798)
Resolution of state tax contingencies	-	(600)	(2,025)
Federal income taxes:
Deferred	238,060	-	-
Decrease in valuation allowance	-	(1,157,111)	-
Foreign income taxes	23,026	15,231	11,023
	$270,316	$(1,136,968)	$7,200

At December 31, 2009, the Company had a full valuation allowance against its net federal deferred tax asset, including its available NOLs.  As a result, the Company did not record any regular federal income tax expense for 2009.  Prior to September 30, 2010, the Company had been recording provisions or benefits for deferred federal minimum taxes payable, due to unrealized security gains reflected in accumulated other comprehensive income and in income related to associated companies.  If these gains were realized, the Company would be able to use its NOLs to fully offset the federal income taxes that would be due, but prior to the election described below the Company would have to pay federal minimum taxes.  Although the payment of federal minimum taxes generates a minimum tax credit carryover, prior to the fourth quarter of 2010 it would have been fully reserved for in the net deferred tax asset valuation allowance.  Accordingly, for the year ended December 31, 2009, the Company recorded provisions for deferred federal minimum taxes payable of $22,678,000 and $11,594,000 in accumulated other comprehensive income and income related to associated companies, respectively.

The Worker, Homeownership, and Business Assistance Act of 2009 provided taxpayers a special election for extended net operating loss carryback benefits, and with respect to any net operating loss for which the election was made, eliminated the limitation that applies to using the NOL to reduce alternative minimum taxable income.  In 2010, the Internal Revenue Service provided additional guidance with respect to application of the law, and the Company made the election with respect to its 2008 NOL.  As a result, approximately $1,940,000,000 of the NOLs referred to above can be used to fully offset federal minimum taxable income, and no federal regular or minimum income tax would be payable on such income.  During 2010, the Company reversed deferred federal minimum tax liabilities which had been recorded in prior periods of $11,594,000 to income related to associated companies and $22,678,000 to accumulated other comprehensive income.

The table below reconciles the expected statutory federal income tax to the actual income tax provision (benefit) (in thousands):

	2011	2010	2009

Expected federal income tax	$237,109	$134,029	$(100,762)
State income taxes, net of federal income tax benefit	6,885	5,512	(1,798)
Decrease in valuation allowance	-	(1,157,111)	-
Tax expense not provided on income recorded prior to the reversal of
deferred tax valuation allowance	-	(139,108)	-
Tax benefit of current year losses fully reserved in valuation allowance	-	-	118,285
Accounting expense for warrants in excess of tax deduction	7,141	-	-
Resolution of tax contingencies	-	(600)	(2,025)
Permanent differences	2,552	5,079	(17,523)
Foreign taxes	14,967	15,231	11,023
Other	1,662	-	-
Actual income tax provision (benefit)	$270,316	$(1,136,968)	$7,200

Reflected above as resolution of tax contingencies are reductions to the Company's income tax provision for the expiration of the applicable statute of limitations and the favorable resolution of certain federal and state income tax contingencies.

The following table reconciles the total amount of unrecognized tax benefits as of the beginning and end of the periods presented (in thousands):

	Unrecognized
	Tax Benefits	Interest	Total

As of January 1, 2009	$7,900	$3,200	$11,100
Additions to unrecognized tax benefits	200	-	200
Additional interest expense recognized	-	600	600
Audit payments	(200)	(100)	(300)
Reductions as a result of the lapse of the statute of
limitations and completion of audits	(1,200)	(800)	(2,000)
Balance, December 31, 2009	6,700	2,900	9,600
Additions to unrecognized tax benefits	-	-	-
Additional interest expense recognized	-	500	500
Audit payments	(100)	(100)	(200)
Reductions as a result of the lapse of the statute of
limitations and completion of audits	(300)	(300)	(600)
Balance, December 31, 2010	6,300	3,000	9,300
Additions to unrecognized tax benefits	-	-	-
Additional interest expense recognized	-	500	500
Audit payments	-	-	-
Reductions as a result of the lapse of the statute of
limitations and completion of audits	-	-	-
Balance, December 31, 2011	$6,300	$3,500	$9,800

If recognized, the total amount of unrecognized tax benefits reflected in the table above would lower the Company's effective income tax rate.  Over the next twelve months, the Company believes it is reasonably possible that the aggregate amount of unrecognized tax benefits related to uncertain tax positions will decrease by approximately $300,000 upon the resolution of certain assessments.  The statute of limitations with respect to the Company's federal income tax returns has expired for all years through 2007.  The Company's New York State and New York City income tax returns are currently being audited for the 2006 to 2008 period.

Pension Plans And Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension Plans And Postretirement Benefits [Abstract]
Pension Plans And Postretirement Benefits
20.      Pension Plans and Postretirement Benefits:

Prior to 1999, the Company maintained a defined benefit pension plan covering employees of certain units who met age and service requirements.  This plan was frozen in 1998; in 2010 the plan was terminated and settled.  A contribution of $9,636,000 was made to the plan and the Company recognized a settlement charge of $12,728,000 during 2010.

Pursuant to the WilTel sale agreement the responsibility for WilTel's defined benefit pension plan was retained by the Company.  All benefits under this plan were frozen as of the date of sale.

A summary of activity with respect to defined benefit pension plans for 2011 and 2010 is as follows (in thousands):

	2011	2010
Projected Benefit Obligation:
Projected benefit obligation at beginning of period	$207,889	$235,846
Interest cost	11,233	12,295
Actuarial loss	39,028	19,313
Settlement payment	–	(50,200)
Benefits paid	(6,201)	(9,365)
Projected benefit obligation at December 31,	$251,949	$207,889

Change in Plan Assets:
Fair value of plan assets at beginning of period	$145,124	$167,652
Actual return on plan assets	7,166	6,898
Employer contributions	43,823	32,511
Settlement payment	–	(50,200)
Benefits paid	(6,201)	(9,365)
Administrative expenses	(1,036)	(2,372)
Fair value of plan assets at December 31,	$188,876	$145,124

Funded Status at end of year	$(63,073)	$(62,765)

As of December 31, 2011 and 2010, $104,424,000 and $68,094,000, respectively, of the net amount recognized in the consolidated balance sheet was reflected as a charge to accumulated other comprehensive income (loss) (substantially all of which were cumulative losses) and $63,073,000 and $62,765,000, respectively, was reflected as accrued pension cost.

Employer contributions expected to be paid in 2012 are $3,000,000.

Pension expense related to the defined benefit pension plans charged to results of continuing operations included the following components (in thousands):

	2011	2010	2009

Interest cost	$11,233	$11,944	$12,433
Expected return on plan assets	(6,091)	(7,936)	(7,679)
Actuarial loss	2,659	1,929	2,290
Amortization of prior service cost	-	2	3
Net pension expense	$7,801	$5,939	$7,047

At December 31, 2011, the plan's assets at fair value consisted of the following (in thousands):

		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)

Cash and cash equivalents	$15,479	$15,479	$–
Bonds and notes:
U.S. Government and agencies	27,076	27,076	–
Foreign governments	2,185	2,185	–
All other corporates	126,035	123,689	2,346
Other (primarily receivable on sale
of securities)	18,101	18,101	–
Total	$188,876	$186,530	$2,346

At December 31, 2010, the plan's assets at fair value consisted of the following (in thousands):

		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)

Cash and cash equivalents	$21,748	$21,748
Bonds and notes:
U.S. Government and agencies	9,154	9,154
U.S. Government-Sponsored Enterprises	3,040	3,040
States, municipalities and political
subdivisions	325	325
All other corporates	110,857	110,857
Total	$145,124	$145,124

The estimated fair values for securities measured using Level 1 inputs are determined using publicly quoted market prices in active markets.  Certain of the corporate bonds are measured using Level 2 inputs.  Although these bonds trade in brokered markets, the market for certain bonds is sometimes inactive.  The fair values of these investments are based on reported trading prices, bid and ask prices and quotes obtained from independent market makers in the securities.  At December 31, 2011, the plan did not have any fair value measurements using unobservable inputs (Level 3).

The current investment objectives are designed to minimize investment losses due to rising interest rates while providing a stable and predictable stream of investment income.  To further mitigate investment losses, the Company has placed certain investment restrictions and limitations over plan assets.  The restrictions and limitations include the following:

•
Fixed income securities will all be rated BBB- or better at the time of purchase, there will be no more than 5% at market in any one security (U.S. government and agency positions excluded), no more than a 30-year maturity in any one security and investments in standard collateralized mortgage obligations are limited to securities that are currently paying interest, receiving principal, do not contain leverage and are limited to 10% of the market value of the portfolio.

•
Plan assets are split into two separate portfolios, each with different duration and asset mix. The Investment Grade ("IG") portfolio consists of investment grade fixed income corporate bonds with a maximum duration of 5 years.  The Fixed Income ("FI") portfolio consists of investment grade bonds, short and mid-term government instruments, and cash and cash equivalents with a maximum duration of 2 years.

The IG and FI portfolios are managed to maximize the value of plan assets by minimizing exposure to changes in market interest rates.  This investment strategy provides the Company with more flexibility in managing the plan should interest rates rise and result in a decrease in the discounted value of benefit obligations.

To develop the assumption for the expected long-term rate of return on plan assets, the Company considered the following underlying assumptions: 2.5% current expected inflation, 1.5% to 1.7% real rate of return for short duration risk-free investments, .2% inflation risk premium and .75% default risk premium for the portion of the portfolio invested in corporate bonds.  The Company then weighted these assumptions based on invested assets and assumed that investment expenses were offset by expected returns in excess of benchmarks, which resulted in the selection of the 4.25% expected long-term rate of return assumption for 2011.

Changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	2011	2010	2009

Net loss arising during period	$(38,989)	$(23,120)	$(5,161)
Settlement charge	–	16,891	–
Recognition of amortization in net periodic benefit cost:
Prior service cost	–	2	3
Actuarial loss	2,659	2,095	2,435
Total	$(36,330)	$(4,132)	$(2,723)

The estimated net loss for the defined benefit pension plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 is $5,928,000.

The Company uses a December 31 measurement date for its plans.  Excluding the defined pension benefit plan terminated in 2010, the assumptions used relating to the defined benefit pension plan is as follows:

	2011	2010
Discount rate used to determine benefit
obligation at December 31,	4.40%	5.50%
Weighted-average assumptions used to determine
net cost for years ended December 31,:
Discount rate	5.50%	6.00%
Expected long-term return on plan assets	4.25%	6.00%

The following pension benefit payments are expected to be paid (in thousands):

2012	$4,453
2013	4,784
2014	6,371
2015	8,360
2016	9,243
2017 – 2021	67,536

The Company and its consolidated subsidiaries have defined contribution pension plans covering certain employees.  Contributions and costs are a percent of each covered employee's salary.  Amounts charged to expense related to such plans were $2,724,000, $2,148,000 and $2,288,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Several subsidiaries provide certain health care and other benefits to certain retired employees under plans which are currently unfunded.  The Company pays the cost of postretirement benefits as they are incurred.  Accumulated postretirement benefit obligations and amounts recognized in the consolidated statements of operations and in accumulated other comprehensive income (loss) were not significant.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
21.      Derivative Instruments:

As part of National Beef's operations, it is exposed to market risks from changes in commodity prices.  To manage these risks, National Beef may enter into forward purchase contracts for cattle and exchange traded futures contracts for cattle or grain.   While these instruments help mitigate market risks, they are not designated and accounted for as hedges; accordingly, the gains and losses associated with changes in fair value of derivative financial instruments are recorded to net sales or cost of goods sold in the period of change.  Certain firm commitments for live cattle purchases and all firm commitments for boxed beef sales are designated as normal purchases and sales and not recorded at fair value.

Exchange-traded contracts have been entered into under a master netting agreement.  None of the derivatives entered into have credit-related contingent features.  National Beef has $10,683,000 in cash collateral posted for its derivative liabilities which is included in prepaids and other current assets as of December 31, 2011.  See Note 25 for fair value information on National Beef's commodity contracts.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
22.      Commitments and Contingencies:

The Company and its subsidiaries rent office space and office equipment under noncancellable operating leases with terms varying principally from one to thirty years.  Rental expense (net of sublease rental income) was $10,716,000 in 2011, $11,319,000 in 2010 and $11,129,000 in 2009.  Future minimum annual rentals (exclusive of month-to-month leases, real estate taxes, maintenance and certain other charges) under these leases at December 31, 2011 are as follows (in thousands):

2012	$20,719
2013	18,535
2014	15,988
2015	10,844
2016	6,807
Thereafter	32,926
105,819
Less: sublease income	(986)
$104,833

Pursuant to an agreement that was entered into before the Company sold CDS to HomeFed in 2002, the Company agreed to obtain project improvement bonds for the San Elijo Hills project.  These bonds, which are for the benefit of the City of San Marcos, California and other government agencies, are required prior to the commencement of any development at the project.  CDS is responsible for paying all third party fees related to obtaining the bonds.  Should the City or others draw on the bonds for any reason, CDS and one of its subsidiaries would be obligated to reimburse the Company for the amount drawn.  At December 31, 2011, $1,224,000 was outstanding under these bonds, substantially all of which expires in 2012 and 2013.

As more fully discussed in Note 4, the Company has agreed to reimburse Berkshire Hathaway for up to one-half of any losses incurred under a $2,500,000,000 surety policy securing outstanding commercial paper issued by an affiliate of Berkadia.  As of December 31, 2011, the aggregate amount of commercial paper outstanding was $2,000,000,000.

The Hard Rock Biloxi's casino is constructed over water on concrete pilings; however, the threat of hurricanes is a risk to the facility.  Premier's current insurance policy provides up to $242,000,000 in coverage for damage to real and personal property including business interruption coverage.  The coverage is provided by a panel of U.S., Bermuda and London based insurers and is comprised of a $50,000,000 primary layer and three excess layers.  The coverage is syndicated through several insurance carriers, each with an A.M. Best Rating of A- (Excellent) or better.  Although the insurance policy is an all risk policy, any loss resulting from a weather catastrophe occurrence, which is defined to include damage caused by a named storm, is sublimited to $100,000,000 with a deductible of $5,000,000.

Effective December 30, 2004, National Beef finalized an agreement with the City of Dodge City, Kansas, whereby in consideration of certain improvements made to the city water and wastewater systems, National Beef committed to make a series of service charge payments totaling $19,300,000 over a 20 year period.  Payments under the commitment will be $800,000 in each of the years 2012 through 2016, with the remaining balance of $6,500,000 to be paid in subsequent years.

National Beef makes verbal commitments to cattle producers to purchase cattle approximately one week in advance of delivery of those cattle to its plants. The actual value paid for these cattle is determined after the cattle are delivered, weighed and inspected at the Company's facilities. The total value of verbal commitments to purchase cattle as of December 31, 2011 was $101,399,000.

All of Linkem's outstanding shares, including the shares owned by the Company, are pledged as collateral for its bank credit line, which was fully drawn at December 31, 2011.

Subsidiaries of the Company have outstanding letters of credit aggregating $36,524,000 at December 31, 2011.

Litigation	12 Months Ended
Dec. 31, 2011
Litigation [Abstract]
Litigation
23.      Litigation:

The Company and its subsidiaries are parties to legal proceedings that are considered to be either ordinary, routine litigation incidental to their business or not significant to the Company's consolidated financial position.  The Company does not believe that any of the foregoing actions will have a significant adverse effect on its consolidated financial position or liquidity, but any amounts paid could be significant to results of operations for the period.

Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Common Share [Abstract]
Earnings (Loss) Per Common Share
24.      Earnings (Loss) Per Common Share:

Basic and diluted earnings (loss) per share amounts were calculated by dividing net income (loss) by the weighted-average number of common shares outstanding.  The numerators and denominators used to calculate basic and diluted earnings (loss) per share for the three year periods ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	2011	2010	2009

Numerator for earnings (loss) per share:
Net income attributable to Leucadia National
Corporation common shareholders for basic
earnings per share	$25,231	$1,939,312	$550,280
Interest on 3¾% Convertible Notes	-	3,707	7,199
Net income attributable to Leucadia National
Corporation common shareholders for diluted
earnings per share	$25,231	$1,943,019	$557,479

Denominator for earnings (loss) per share:
Denominator for basic earnings (loss) per share –
weighted-average shares	244,425	243,379	241,437
Stock options	73	42	2
Warrants	75	–	–
3¾% Convertible Notes	-	4,251	6,410
Denominator for diluted earnings (loss) per share	244,573	247,672	247,849

Options to purchase 1,639,375, 1,865,625 and 2,247,590 weighted-average shares of common stock were outstanding during the years ended December 31, 2011, 2010 and 2009, respectively, but were not included in the computation of diluted per share amounts as the effect was antidilutive.

The denominator for diluted earnings (loss) per share does not include weighted average common shares of 4,000,000 for the year ended December 31, 2011 related to outstanding warrants to purchase common shares at $33.84 per share, as the effect was antidilutive.  Warrants to purchase 4,000,000 and 4,000,000 weighted average common shares at $28.515 per share were outstanding during the years ended December 31, 2010 and 2009, respectively, but were not included in the computation of diluted per share amounts as the effect was antidilutive.

For the year ended December 31, 2011, 4,283,518 shares related to the 3¾% Convertible Notes were not included in the computation of diluted per share amounts as the effect was antidilutive.

Outstanding stock options and stock appreciation rights of a subsidiary are not included above since the subsidiary operates at a net loss and the effect is antidilutive.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
25.      Fair Value of Financial Instruments:

Aggregate information concerning assets and liabilities at December 31, 2011 and 2010 that are measured at fair value on a recurring basis is presented below (dollars in thousands):

	December 31, 2011
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)
Investments classified as current assets:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	$139,952	$139,952	$–
All other corporates	5,719	5,719	–
Other	306	–	306
Non-current investments:
Investments available for sale:
Bonds and notes:
U.S. Government-Sponsored Enterprises	622,191	–	622,191
All other corporates	66,542	26,703	39,839
Equity securities:
Common stocks:
Banks, trusts and insurance companies	50,971	50,971	–
Industrial, miscellaneous and all other	1,313,688	1,313,688	–
Other	501	–	501
Investments in associated companies	1,198,029	1,198,029	–
Total	$3,397,899	$2,735,062	$662,837

Commodity contracts - other current assets	$3,816	$88	$3,728

Other current liabilities:
Commodity contracts	$(2,802)	$–	$(2,802)
Other	(955)	(955)	–
Total	$(3,757)	$(955)	$(2,802)

	December 31, 2010
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)
Investments classified as current assets:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	$247,017	$247,017	$–
All other corporates	6,572	6,324	248
Non-current investments:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	7,716	–	7,716
U.S. Government-Sponsored Enterprises	823,383	–	823,383
All other corporates	192,533	150,193	42,340
Equity securities:
Common stocks:
Banks, trusts and insurance companies	49,276	49,276	–
Industrial, miscellaneous and all other	2,593,331	2,593,331	–
Investments in associated companies	1,314,227	1,314,227	–
Total	$5,234,055	$4,360,368	$873,687

Other current liabilities	$(2,413)	$(1,878)	$(535)

At December 31, 2011 and 2010, the Company did not have significant fair value measurements using unobservable inputs (Level 3) for assets and liabilities measured at fair value on a recurring basis.  As more fully discussed in Notes 3 and 14, the fair value of the redeemable noncontrolling interests of National Beef was determined based on the amount paid by the Company for its interest, which was acquired on December 30, 2011.  In future periods, these interests will be carried at fair value on a recurring basis, based on significant unobservable inputs (Level 3).

The estimated fair values for securities measured using Level 1 inputs are determined using publicly quoted market prices in active markets.  The Company has a segregated portfolio of mortgage pass-through certificates issued by U.S. Government agencies (GNMA) and by U.S. Government-Sponsored Enterprises (FHLMC or FNMA) which are carried on the balance sheet at their estimated fair value.  Although the markets that these types of securities trade in are generally active, market prices are not always available for the identical security.  The fair value of these investments are based on observable market data including benchmark yields, reported trades, issuer spreads, benchmark securities, bids and offers.  The estimates of fair value of the portfolios of mortgage pass-through certificates and corporate bonds are considered to be based on Level 2 inputs.

At December 31, 2011, the Company did not have significant assets and liabilities that were measured at fair value on a nonrecurring basis. Aggregate information concerning assets and liabilities at December 31, 2010 that are measured at fair value on a nonrecurring basis is presented below (in thousands):

	December 31, 2010
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Long-lived assets held and used (a)	$20,600	$–	$20,600	$–
Long-lived assets held for sale (b)	7,000	–	7,000	–
Other non-current investments (c)	2,200	–	–	2,200

(a)
At December 31, 2010, the Company evaluated for impairment the carrying value of MB1's real estate assets, recorded an impairment charge of $47,074,000 and reduced the carrying amount to its fair value of $18,094,000.  As of December 31, 2010, the Company also wrote down to fair value one of its real estate projects based on an appraisal and prices for similar assets, and recognized an impairment charge of $2,357,000, which is included in selling, general and other expenses.  See Note 2 for more information.

(b)
Consists of a corporate aircraft at December 31, 2010 for which the fair value was primarily based on prices for similar assets.  The Company recognized an impairment loss of $1,449,000 for 2010 which is included in selling, general and other expenses.

(c)
At December 31, 2010, represents an investment in a non-public security of $2,177,000.  The investment in the non-public security is accounted for under the cost method of accounting for which the Company primarily reviewed issuer financial statements to determine its fair value.

The information in the tables above includes assets that are measured at fair value on a non-recurring basis as of the indicated balance sheet dates.  However, prior to year-end the Company recorded impairment charges for assets that resulted in write-downs to fair value in earlier periods.  For the years ended December 31, 2011, 2010 and 2009, net securities gains (losses) include impairment charges for investments aggregating $3,586,000, $2,474,000 and $31,420,000, respectively; see Note 2 for further information.

During 2009, the Company recorded impairment charges for other assets and investments in associated companies aggregating $139,000,000, which were principally classified as selling, general and other expenses and losses related to associated companies.  This amount primarily consisted of $68,800,000 related to long-lived assets, principally with respect to MB1, $36,544,000 related to the Company's investment in Keen (while it was classified as an associated company) and $32,348,000 related to the Company's investment in Garcadia (an associated company); see Notes 2 and 3 for further information.

The following table presents fair value information about certain financial instruments, whether or not recognized on the balance sheet.  Fair values are determined as described below.  These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  The fair value amounts presented do not purport to represent and should not be considered representative of the underlying "market" or franchise value of the Company.  The methods and assumptions used to estimate the fair values of each class of the financial instruments described below are as follows:

(a)
Investments: The fair values of marketable equity securities and fixed maturity securities (which include securities sold not owned) are substantially based on quoted market prices, as disclosed in Note 6.

Other non-current investments which do not trade publicly include private equity fund investments where the Company's voting interest isn't large enough to apply the equity method of accounting, a portfolio of non-agency mortgage-backed bond securitizations where the underlying assets are various individual mortgage loans, the zero-coupon note component of the FMG Note, and various other non-publicly traded investments.  For the investments in private equity funds and the FMG zero-coupon note, the Company has concluded that the carrying amount approximates the fair value of these investments based primarily on reviews of issuer financial statements or statements of net asset value.  For the bond securitization portfolio, future cash flows are re-estimated on a regular basis for each security to determine if impairment charges are required; accordingly the Company has concluded that the carrying amount of these securities approximates their fair values.  The fair values of the Company's other non-publicly traded investments that are accounted for under the cost method were assumed to be at least equal to the carrying amount.  For these non-publicly traded investments, the Company reviews cash flows and/or other information obtained from investee companies on a regular basis to determine if impairment charges are required.

(b)	Cash and cash equivalents: For cash equivalents, the carrying amount approximates fair value.

(c)	Notes receivable: The fair values of variable rate notes receivable are estimated to be the carrying amount.

(d)
Long-term and other indebtedness:  The fair values of non-variable rate debt are estimated using quoted market prices and estimated rates that would be available to the Company for debt with similar terms.  The fair value of variable rate debt is estimated to be the carrying amount.  The fair value of the MB1 debt at December 31, 2010 was the amount paid by the Company's subsidiary for the collateralized property in the foreclosure sale; see Note 2.

(e)	Redeemable noncontrolling interests were valued based on the amount paid by the Company to acquire National Beef on December 30, 2011; see Note 3 for more information.

(f)
Swap agreements:  The fair values of the interest rate swap at December 31, 2010 was based on rates then available for similar agreements. At December 31, 2011, the Company did not have any swap agreements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2011 and 2010 are as follows (in thousands):

	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Financial Assets:
Investments:
Current	$150,135	$150,135	$264,572	$264,572
Non-current	2,226,875	2,226,875	3,832,659	3,832,659
Cash and cash equivalents	168,490	168,490	441,340	441,340
Notes receivable:
Current	1,675	1,675	740	740
Non-current	3,531	3,531	2,633	2,633
Commodity contracts	3,816	3,816	–	–

Financial Liabilities:
Indebtedness:
Current	446,743	446,743	534,572	452,142
Non-current	1,874,389	1,943,697	1,546,655	1,675,842
Securities sold not owned	955	955	1,878	1,878
Commodity contracts	2,802	2,802	–	–

Redeemable noncontrolling interests	235,909	235,909	–	–

Swap agreements:
Interest rate swaps	–	–	(535)	(535)

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information
26.      Segment Information:

The Company's reportable segments consist of its operating units, which offer different products and services and are managed separately.  National Beef processes, packages and delivers fresh and frozen beef and beef by-products for sale to customers in the U.S. and international markets. Idaho Timber primarily remanufactures, manufactures and/or distributes wood products.  Conwed Plastics manufactures and markets lightweight plastic netting used for a variety of purposes.  The Company's gaming entertainment segment is conducted through Premier, which owns the Hard Rock Biloxi.  The Company's domestic real estate operations consist of a variety of commercial properties, residential land development projects and other unimproved land, all in various stages of development.  The Company's medical product development segment is conducted through Sangart.  Other operations primarily consist of the Company's wineries and energy projects.  As a result of the classification of Keen as a discontinued operation, the Company no longer has an oil and gas drilling services segment.

Prior to its consolidation in November 2009, the Company's investment in Keen was classified as an investment in an associated company.

Associated companies include equity interests in other entities that the Company accounts for under the equity method of accounting.  Investments in associated companies that are accounted for under the equity method of accounting include HomeFed, Linkem, JHYH, Berkadia, and Garcadia.  Associated companies also include the Company's investments in Jefferies and Mueller, which are accounted for at fair value rather than under the equity method of accounting.

Corporate assets primarily consist of the deferred tax asset, investments and cash and cash equivalents and corporate revenues primarily consist of investment and other income and securities gains and losses.  Corporate assets include the Company's investment in Fortescue and in the Inmet common shares.  Corporate assets, revenues, overhead expenses and interest expense are not allocated to the operating units.

Conwed Plastics has a manufacturing and sales facility located in Belgium, National Beef has sales offices in and exports its products to various countries and the Company owns a small Caribbean-based telecommunications provider; these are the only foreign operations with non-U.S. revenue or assets that the Company consolidates.  Unconsolidated non-U.S. based investments include the investments in Fortescue, Inmet and Linkem.

Certain information concerning the Company's segments is presented in the following table.  Consolidated subsidiaries are reflected as of the date a majority controlling interest was acquired, which was December 30, 2011 for National Beef. However, since operating activities for National Beef subsequent to the acquisition during 2011 were not significant they have not been included in the Company's 2011 consolidated statement of operations. Associated Companies are not considered to be a reportable segment, but are reflected in the table below under income (loss) from continuing operations before income taxes and identifiable assets employed.

	2011	2010	2009
	(In thousands)
Revenues and other income (a):
Manufacturing:
Idaho Timber	$159,026	$172,908	$142,709
Conwed Plastics	85,961	87,073	82,094
Gaming Entertainment	117,238	114,809	103,583
Domestic Real Estate	96,501	17,075	30,637
Medical Product Development	378	123	5,147
Other Operations (b)	69,038	67,119	51,764
Corporate (c)	906,480	744,337	98,815
Total consolidated revenues and other income	$1,434,622	$1,203,444	$514,749

Income (loss) from continuing operations before income taxes:
Manufacturing:
Idaho Timber	$(3,787)	$547	$(12,680)
Conwed Plastics	5,916	8,803	11,578
Gaming Entertainment	12,616	(2,159)	2,379
Domestic Real Estate	80,919	(54,935)	(71,298)
Medical Product Development	(42,696)	(25,443)	(23,818)
Other Operations (b)	(24,374)	(17,487)	(26,434)
Income (loss) related to Associated Companies	(612,362)	375,021	805,803
Corporate (c)	648,861	473,614	(167,619)
Total consolidated income from continuing
operations before income taxes	$65,093	$757,961	$517,911

Depreciation and amortization expenses:
Manufacturing (d):
Idaho Timber	$5,299	$6,131	$8,631
Conwed Plastics	6,509	9,068	8,476
Gaming Entertainment	16,785	16,657	16,532
Domestic Real Estate	3,461	6,163	8,408
Medical Product Development	845	870	836
Other Operations (d)	9,922	7,183	8,125
Corporate	23,296	20,979	18,441
Total consolidated depreciation and amortization expenses	$66,117	$67,051	$69,449

Identifiable assets employed:
Beef Processing	$1,786,855	$–	$–
Manufacturing:
Idaho Timber	71,859	84,436	94,211
Conwed Plastics	56,539	60,822	67,940
Gaming Entertainment	243,888	253,221	266,951
Domestic Real Estate	254,885	255,027	311,571
Medical Product Development	27,893	16,950	26,702
Other Operations	226,051	165,644	158,326
Investments in Associated Companies	1,991,795	2,274,163	2,764,885
Corporate	4,388,961	6,004,942	2,659,148
Assets of discontinued operations	214,463	235,093	412,630
Total consolidated assets	$9,263,189	$9,350,298	$6,762,364

(a)
Revenues and other income for each segment include amounts for services rendered and products sold, as well as segment reported amounts classified as investment and other income and net securities gains (losses) in the Company's consolidated statements of operations.

(b)
Other operations includes pre-tax losses of $28,598,000, $16,076,000 and $25,324,000 for the years ended December 31, 2011, 2010 and 2009, respectively, for the investigation and evaluation of various energy related projects.  There were no significant operating revenues or identifiable assets associated with these activities in any period; however, other income includes $5,366,000 and $11,143,000 in 2011 and 2010, respectively, with respect to government grants to reimburse the Company for certain of its prior expenditures, which were fully expensed as incurred.

(c)
Net securities gains (losses) for Corporate aggregated $641,480,000, $179,494,000 and $(21,106,000) during 2011, 2010 and 2009, respectively.  Corporate net securities gains (losses) are net of impairment charges of $3,586,000, $2,474,000 and $31,420,000 during 2011, 2010 and 2009, respectively.  In 2011, security gains included gains of $628,197,000 from the sale of certain of the Company's common shares of Fortescue.  In 2010, security gains include a gain of $66,200,000 from the sale of the Company's investment in LPH and a gain of $94,918,000 from the sale of certain of the Company's common shares of Fortescue.  Corporate investment and other income includes the gain on sale of Las Cruces of $383,369,000 in 2010.

(d)	Includes amounts classified as cost of sales.

(e)	For the years ended December 31, 2011, 2010 and 2009, interest expense was primarily comprised of Corporate; interest expense for other segments was not significant.

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)

27.      Selected Quarterly Financial Data (Unaudited):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)

2011
Revenues and other income	$251,950	$721,322	$199,751	$261,599
Income (loss) from continuing operations	$9,916	$182,513	$(293,815)	$114,484
Income (loss) from discontinued operations, net of taxes	$791	$3,100	$1,690	$(8)
Gain on disposal of discontinued operations, net of taxes	$79	$845	$773	$4,588
Net (income) loss attributable to the noncontrolling interest	$(279)	$(149)	$330	$373
Net income (loss)	$10,507	$186,309	$(291,022)	$119,437

Basic earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.04	$.75	$(1.20)	$.47
Income (loss) from discontinued operations	-	.01	.01	-
Gain on disposal of discontinued operations	-	-	-	.02
Net income (loss)	$.04	$.76	$(1.19)	$.49
Number of shares used in calculation	244,082	244,521	244,580	244,583

Diluted earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.04	$.74	$(1.20)	$.46
Income (loss) from discontinued operations	-	.01	.01	-
Gain on disposal of discontinued operations	-	-	-	.02
Net income (loss)	$.04	$.75	$(1.19)	$.48
Number of shares used in calculation	244,620	249,026	244,580	248,874

2010
Revenues and other income	$238,505	$259,941	$154,015	$550,983
Income (loss) from continuing operations	$207,145	$(247,227)	$267,351	$1,673,405
Income (loss) from discontinued operations, net of taxes	$(15,640)	$10,949	$(17,263)	$519
Gain on disposal of discontinued operations, net of taxes	$-	$-	$39,882	$21,115
Net (income) loss attributable to the noncontrolling interest	$(26)	$1,134	$(2,215)	$183
Net income (loss)	$191,479	$(235,144)	$287,755	$1,695,222

Basic earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.85	$(1.01)	$1.10	$6.87
Income (loss) from discontinued operations	(.06)	.04	(.07)	-
Gain on disposal of discontinued operations	-	-	.15	.09
Net income (loss)	$.79	$(.97)	$1.18	$6.96
Number of shares used in calculation	243,291	243,312	243,317	243,546

Diluted earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.84	$(1.01)	$1.09	$6.76
Income (loss) from discontinued operations	(.06)	.04	(.07)	-
Gain on disposal of discontinued operations	-	-	.15	.08
Net income (loss)	$.78	$(.97)	$1.17	$6.84
Number of shares used in calculation	247,594	243,312	247,572	247,847

Income (loss) from continuing operations includes a credit to income tax expense of $1,157,111,000 in the fourth quarter of 2010, resulting from the reversal of a portion of the deferred tax valuation allowance.  Income (loss) from continuing operations includes a credit to income tax expense of $11,594,000 in the third quarter of 2010, resulting from the reversal of deferred federal minimum tax liabilities which had been recorded in prior periods.

In 2011 and 2010, the totals of quarterly per share amounts do not equal annual per share amounts because of changes in outstanding shares during the year.

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule II – Valuation and Qualifying Accounts
LEUCADIA NATIONAL CORPORATION AND SUBSIDIARIES
For the years ended December 31, 2011, 2010 and 2009
(In thousands)

		Additions				Deductions
		Charged
	Balance at	to Costs							Balance
	Beginning	and				Write			at End
Description	of Period	Expenses	Recoveries	Other		Offs	Other		of Period

2011
Allowance for
doubtful accounts	$4,693	$658	$-	$-		$1,494	$-		$3,857

Deferred tax asset
valuation allowance	$109,181	$-	$-	$-		$-	$-		$109,181

2010
Allowance for
doubtful accounts	$3,971	$1,094	$2	$-		$374	$-		$4,693

Deferred tax asset
valuation allowance	$1,835,161	$-	$-	$-		$-	$1,725,980	(a)	$109,181

2009
Allowance for
doubtful accounts	$3,109	$1,623	$12	$-		$773	$-		$3,971

Deferred tax asset
valuation allowance	$2,307,281	$-	$-	$109,156	(b)	$-	$581,276	(c)	$1,835,161

(a)
During 2010, the Company's revised projections of future taxable income enabled it to conclude that it was more likely than not that it will have future taxable income sufficient to realize a significant portion of the Company's net deferred tax asset; accordingly, $1,157,111,000 of the deferred tax valuation allowance was reversed as a credit to income tax expense.

(b)	Represents the tax effect of losses during 2009, which were reserved for in the deferred tax asset valuation allowance.

(c)	Primarily represents the tax effect of the change in unrealized gains (losses) on investments.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Critical Accounting Estimates
(a)      Critical Accounting Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires the Company to make estimates and assumptions that affect the reported amounts in the financial statements and disclosures of contingent assets and liabilities.  On an on-going basis, the Company evaluates all of these estimates and assumptions.  The following areas have been identified as critical accounting estimates because they have the potential to have a significant impact on the Company's financial statements, and because they are based on assumptions which are used in the accounting records to reflect, at a specific point in time, events whose ultimate outcome won't be known until a later date.  Actual results could differ from these estimates.

Income Taxes - The Company records a valuation allowance to reduce its net deferred tax asset to the net amount that is more likely than not to be realized.  If in the future the Company determines that it is more likely than not that the Company will be able to realize its net deferred tax asset in excess of its net recorded amount, an adjustment to increase the net deferred tax asset would increase income in such period.  If in the future the Company were to determine that it would not be able to realize all or part of its recorded net deferred tax asset, an adjustment to decrease the net deferred tax asset would be charged to income in such period.  The Company is required to consider all available evidence, both positive and negative, and to weight the evidence when determining whether a valuation allowance is required and the amount of such valuation allowance.  Generally, greater weight is required to be placed on objectively verifiable evidence when making this assessment, in particular on recent historical operating results.

During 2010, the Company realized significant gains from the sale of certain investments, recorded significant unrealized gains in the fair values of other investments and began to experience modest improvement in the operating results in some business segments.  Additionally, the Company's cumulative taxable income for recent years became a positive amount, reflecting the realized gains on the sales of AmeriCredit Corp. ("ACF") and Cobre Las Cruces, S.A. ("Las Cruces") during the fourth quarter of 2010.  With this recent positive evidence the Company gave greater weight to its revised projections of future taxable income, which consider significant unrealized gains in its investment portfolio, and to its long-term historical ability to generate significant amounts of taxable income when assessing the amount of its required valuation allowance.  As a result, the Company was able to conclude that it is more likely than not that it will have future taxable income sufficient to realize a significant portion of the Company's net deferred tax asset; accordingly, $1,157,111,000 of the deferred tax valuation allowance was reversed as a credit to income tax expense on December 31, 2010.  In addition to its projections of future taxable income, the Company is relying upon the sale of investments that have unrealized gains before the NOLs expire and the corresponding reversal of related deferred tax liabilities to realize a portion of its net deferred tax asset.

The Company's estimate of future taxable income considers all available evidence, both positive and negative, about its operating businesses and investments, included an aggregation of individual projections for each significant operating business and investment, estimated apportionment factors for state and local taxing jurisdictions and included all future years that the Company estimated it would have available net operating loss carryforwards ("NOLs") (until 2029).  The Company believes that its estimate of future taxable income is reasonable but inherently uncertain, and if its current or future operations and investments generate taxable income different than the projected amounts, further adjustments to the valuation allowance are possible.  In addition to the reversal of deferred tax liabilities related to unrealized gains, the Company will need to generate approximately $4,600,000,000 of future U.S. pre-tax income to fully realize its net deferred tax asset.  The current balance of the deferred tax valuation allowance principally reserves for NOLs of certain subsidiaries that are not available to offset income generated by other members of the Company's consolidated tax return group.

The Company also records reserves for contingent tax liabilities based on the Company's assessment of the probability of successfully sustaining its tax filing positions.

Impairment of Long-Lived Assets – The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate, in management's judgment, that the carrying value of such assets may not be recoverable.  When testing for impairment, the Company groups its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (or asset group).  The determination of whether an asset group is recoverable is based on management's estimate of undiscounted future cash flows directly attributable to the asset group as compared to its carrying value.  If the carrying amount of the asset group is greater than the undiscounted cash flows, an impairment loss would be recognized for the amount by which the carrying amount of the asset group exceeds its estimated fair value.

One of the Company's real estate subsidiaries (MB1) had been the owner and developer of a mixed use real estate project located in Myrtle Beach, South Carolina.  The project was comprised of a retail center with approximately 346,000 square feet of retail space, 41,000 square feet of office space and 195 residential apartment rental units.  The acquisition and construction costs were funded by capital contributed by the Company and nonrecourse indebtedness with a balance of $100,524,000 at December 31, 2010, that was collateralized by the real estate.

During the second quarter of 2009, MB1 was unable to make scheduled payments under its interest rate swap agreement and received several default notices under its bank loan.  These events constituted a change in circumstances that caused the Company to evaluate whether the carrying amount of MB1's real estate asset was recoverable.  The Company prepared cash flow models and utilized a discounted cash flow technique to determine the fair value of MB1's real estate.  The most significant assumptions in the Company's cash flow models were the discount rate (11%) and the capitalization rate used to estimate the selling price of the retail center (9%); these rates were selected based on published reports of market conditions for similar properties.  Based on its evaluation, the Company recorded an impairment charge of $67,826,000 during the second quarter of 2009 (classified as selling, general and other expenses).  Although MB1's bank loan matured in October 2009, it was not repaid since MB1 did not have sufficient funds and the Company was under no obligation to provide the funds to MB1 to pay off the loan.

During the second quarter of 2010, MB1 entered into an agreement with its lenders under which, among other things, MB1 agreed not to interfere with or oppose foreclosure proceedings and the lenders agreed to release MB1 and various guarantors of the loan.  A receiver was put in place at the property, foreclosure proceedings commenced and an auction of the property was conducted; however, the Company was informed during the fourth quarter of 2010 that the highest bidder for the property failed to close.  In December 2010, the Company was invited to make a bid for the property, with the condition that a foreclosure sale to the Company must close as soon as possible without any due diligence period, which new bidders for the property would require.  A subsidiary of the Company offered $19,275,000 for the property (including net working capital amounts); the offer was accepted and the foreclosure sale closed on January 7, 2011.

As a result of the failure of the initial buyer to purchase the property and the subsequent sale to the Company in 2011, the Company concluded that the carrying value of the property was further impaired at December 31, 2010; accordingly, the Company recorded an additional impairment charge in 2010 of $47,074,000 to reflect the property at its fair value of $18,094,000.  At closing in 2011, MB1 was released from any remaining liability under the bank loan; accordingly, the remaining balance due after payment of the purchase price ($81,848,000) was recognized in other income in 2011.  Including the cash paid in the foreclosure sale, the Company's cumulative net cash investment in this project is $85,595,000.

There were no significant impairment charges recorded during 2011.  During 2010, the Company recorded impairment charges in selling, general and other expenses of $2,357,000 for another real estate project and $1,449,000 in the corporate segment for one of its corporate aircraft that was later sold.  In 2009, the Company recorded impairment charges in selling, general and other expenses of $2,563,000 related to its manufacturing segment (primarily Idaho Timber) and $3,646,000 related to its real estate segment.

Current economic conditions have adversely affected most of the Company's operations and investments.  A worsening of current economic conditions or a prolonged recession could cause a decline in estimated future cash flows expected to be generated by the Company's operations and investments.  If future undiscounted cash flows are estimated to be less than the carrying amounts of the asset groups used to generate those cash flows in subsequent reporting periods, particularly for those with large investments in intangible assets and property and equipment (for example, beef processing, manufacturing, gaming entertainment, real estate and certain associated company investments), impairment charges would have to be recorded.

Impairment of Equity Method Investments – The Company evaluates equity method investments for impairment when operating losses or other factors may indicate a decrease in value which is other than temporary.  For investments in investment partnerships that are accounted for under the equity method, the Company obtains from the investment partnership financial statements, net asset values and other information on a quarterly basis and annual audited financial statements.  On a quarterly basis, the Company also makes inquiries and discusses with investment managers whether there were significant procedural, valuation, composition and other changes at the investee.  Since these investment partnerships record their underlying investments at fair value, after application of the equity method the carrying value of the Company's investment is equal to its share of the investees' underlying net assets at their fair values.  Absent any unusual circumstances or restrictions concerning these investments, which would be separately evaluated, it is unlikely that any additional impairment charge would be required.

For equity method investments in operating businesses, the Company considers a variety of factors including economic conditions nationally and in their geographic areas of operation, adverse changes in the industry in which they operate, declines in business prospects, deterioration in earnings, increasing costs of operations and other relevant factors specific to the investee.  Whenever the Company believes conditions or events indicate that one of these investments might be significantly impaired, the Company will obtain from such investee updated cash flow projections and impairment analyses of the investee assets.  The Company will use this information and, together with discussions with the investee's management, evaluate if the book value of its investment exceeds its fair value, and if so and the situation is deemed other than temporary, record an impairment charge.

The Company has a joint venture agreement with Garff Enterprises, Inc., pursuant to which the joint venture has acquired various automobile dealerships ("Garcadia").  During the second quarter of 2009, the Company's equity in losses of Garcadia included impairment charges for goodwill and other intangible assets aggregating $32,348,000.  Garcadia's automobile dealerships had been adversely impacted by general economic conditions, and the bankruptcy filings by two of the three largest U.S. automobile manufacturers was a change in circumstances that caused Garcadia to evaluate the recoverability of its goodwill and other intangible assets.  Garcadia prepared discounted cash flow projections for each of its dealerships and concluded that the carrying amount of its goodwill and other intangible assets was impaired.

Impairment of Securities - Declines in the fair value of equity securities considered to be other than temporary and declines in the fair values of debt securities related to credit losses are reflected in net securities gains (losses) in the consolidated statements of operations.  The Company evaluates its investments for impairment on a quarterly basis.

The Company's determination of whether a security is other than temporarily impaired incorporates both quantitative and qualitative information; GAAP requires the exercise of judgment in making this assessment, rather than the application of fixed mathematical criteria.  The various factors that the Company considers in making its determination are specific to each investment. For publicly traded debt and equity securities, the Company considers a number of factors including, but not limited to, the length of time and the extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer, the reason for the decline in fair value, changes in fair value subsequent to the balance sheet date, the ability and intent to hold investments to maturity, and other factors specific to the individual investment.  For investments in private equity funds and non-public securities, the Company bases its determination upon financial statements, net asset values and/or other information obtained from fund managers or investee companies.

The Company recorded the following impairment charges for securities in the consolidated statement of operations during the three year period ended December 31, 2011 (in thousands):

	2011	2010	2009

Publicly traded securities	$3,243	$–	$14,384
Non-public securities and private equity funds	8	767	2,224
Non-agency mortgage-backed bond securitizations	335	1,707	14,812
Totals	$3,586	$2,474	$31,420

The Company's assessment involves a high degree of judgment and accordingly, actual results may differ significantly from the Company's estimates and judgments.

Credit Quality of Financing Receivables and Allowance for Credit Losses – The Company's operating subsidiaries do not provide financing to their customers in the ordinary course of business.  However, the Company does have a 13 year unsecured zero-coupon note of FMG Chichester Pty Ltd ("FMG"), which had a balance of $40,801,000 at December 31, 2011 (see Note 6), that meets the accounting definition of a finance receivable.  The Company exercises judgment in evaluating the credit risk and collectability of this note.  This assessment was made prior to the inception of the credit exposure and continues to be made at regular intervals.  The various factors that the Company considers in making its assessment include the current and projected financial condition of FMG, the Company's collection experience and the length of time until the note becomes due.  As a result of its assessment, the Company concluded that an allowance for credit losses was not required as of December 31, 2011.

Business Combinations - At acquisition, the Company allocates the cost of a business acquisition to the specific tangible and intangible assets acquired and liabilities assumed based upon their fair values.  Significant judgments and estimates are often made by the Company's management to determine these values, and may include the use of appraisals, consideration of market quotes for similar transactions, use of discounted cash flow techniques or consideration of other information the Company believes to be relevant.  The finalization of the purchase price allocation will typically take a number of months to complete, and if final values are significantly different from initially recorded amounts adjustments to prior periods may be required.  Any excess of the cost of a business acquisition over the fair values of the net assets and liabilities acquired is recorded as goodwill, which is not amortized to expense.  If the fair values of the net assets and liabilities acquired are greater than the purchase price, the excess is treated as a bargain purchase and recognized in income.  Recorded goodwill of a reporting unit is required to be tested for impairment on an annual basis, and between annual testing dates if events or circumstances change that would more likely than not reduce the fair value of a reporting unit below its net book value.  At December 31, 2011, the book value of goodwill was $18,119,000 and was not impaired.

Subsequent to the finalization of the purchase price allocation, any adjustments to the recorded values of acquired assets and liabilities would be reflected in the Company's consolidated statement of operations.  Once final, the Company is not permitted to revise the allocation of the original purchase price, even if subsequent events or circumstances prove the Company's original judgments and estimates to be inaccurate.  In addition, long-lived assets recorded in a business combination like property and equipment, intangibles and goodwill may be deemed to be impaired in the future resulting in the recognition of an impairment loss.  The assumptions and judgments made by the Company when recording business combinations will have an impact on reported results of operations for many years into the future.

Use of Fair Value Estimates - Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Further, a fair value hierarchy prioritizes inputs to valuation techniques into three broad levels.  The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1), the next priority to inputs that don't qualify as Level 1 inputs but are nonetheless observable, either directly or indirectly, for the particular asset or liability (Level 2), and the lowest priority to unobservable inputs (Level 3).

Over 92% of the Company's investment portfolio is classified as available for sale securities, which are carried at estimated fair value in the Company's consolidated balance sheet.  The estimated fair values are principally based on publicly quoted market prices (Level 1 inputs), which can rise or fall in reaction to a wide variety of factors or events, and as such are subject to market-related risks and uncertainties.  The Company has a segregated portfolio of mortgage pass-through certificates issued by U.S. Government-Sponsored Enterprises (FHLMC or FNMA), which are carried on the balance sheet at their estimated fair value of $622,191,000 at December 31, 2011.  Although the markets that these types of securities trade in are generally active, market prices are not always available for the identical security.  The fair value of these investments are based on observable market data including benchmark yields, reported trades, issuer spreads, benchmark securities, bids and offers.  These estimates of fair value are considered to be Level 2 inputs, and the amounts realized from the disposition of these investments has not been significantly different from their estimated fair values.

The Company also has a segregated portfolio of non-agency mortgage-backed securities which are carried on the balance sheet at their estimated fair value of $39,839,000 at December 31, 2011.  Although these securities trade in brokered markets, the market for these securities is sometimes inactive.  The fair values of these investments are based on bid and ask prices, quotes obtained from independent market makers and pricing services.  These estimates of fair values are also considered to be Level 2 inputs.

Contingencies - The Company accrues for contingent losses when the contingent loss is probable and the amount of loss can be reasonably estimated.  Estimates of the likelihood that a loss will be incurred and of contingent loss amounts normally require significant judgment by management, can be highly subjective and are subject to significant change with the passage of time as more information becomes available.  Estimating the ultimate impact of litigation matters is inherently uncertain, in particular because the ultimate outcome will rest on events and decisions of others that may not be within the power of the Company to control.  The Company does not believe that any of its current litigation will have a significant adverse effect on its consolidated financial position, results of operations or liquidity; however, if amounts paid at the resolution of litigation are in excess of recorded reserve amounts, the excess could be significant in relation to results of operations for that period.  As of December 31, 2011, the Company's accrual for contingent losses was not significant.

Consolidation Policy
(b)      Consolidation Policy:  The consolidated financial statements include the accounts of the Company, all variable interest entities of which the Company or a subsidiary is the primary beneficiary, and all majority-controlled entities that are not variable interest entities.  The Company considers special allocations of cash flows and preferences, if any, to determine amounts allocable to noncontrolling interests.  All intercompany transactions and balances are eliminated in consolidation.

Associated companies include equity interests in other entities that are accounted for under the equity method of accounting.  These include investments in corporations that the Company does not control but has the ability to exercise significant influence and investments in limited partnerships in which the Company's interest is more than minor.

Cash Equivalents
(c)      Cash Equivalents:  The Company considers short-term investments, which have maturities of less than three months at the time of acquisition, to be cash equivalents.  Cash and cash equivalents include short-term investments of $2,691,000 and $310,901,000 at December 31, 2011 and 2010, respectively.

Investments
(d)      Investments:  At acquisition, marketable debt and equity securities are designated as either i) held to maturity, which are carried at amortized cost, ii) trading, which are carried at estimated fair value with unrealized gains and losses reflected in results of operations, or iii) available for sale, which are carried at estimated fair value with unrealized gains and losses reflected as a separate component of equity, net of taxes.  Equity securities that do not have readily determinable fair values are carried at cost.  The cost of securities sold is based on average cost.  Held to maturity investments are made with the intention of holding such securities to maturity, which the Company has the ability to do.

Property, Equipment And Leasehold Improvements
(e)      Property, Equipment and Leasehold Improvements:  Property, equipment and leasehold improvements are stated at cost, net of accumulated depreciation and amortization.  Depreciation and amortization are provided principally on the straight-line method over the estimated useful lives of the assets or, if less, the term of the underlying lease.

Revenue Recognition
(f)      Revenue Recognition: Revenues are recognized when the following conditions are met: (1) collectibility is reasonably assured; (2) title to the product has passed or the service has been rendered and earned; (3) persuasive evidence of an arrangement exists; and (4) there is a fixed or determinable price.  National Beef's revenues are recognized based on the terms of the sale, which for beef processing operations is typically upon delivery to customers. Manufacturing revenues are recognized when title passes, which for Idaho Timber is generally upon the customer's receipt of the goods and for Conwed Plastics upon shipment of goods.  Gaming entertainment revenues consist of casino gaming, hotel, food and beverage, and entertainment revenues.  Casino gaming revenue is the aggregate of gaming wins and losses, reduced for the cash value of rewards earned by customers based on their level of play on slot machines.  Hotel, food and beverage, and entertainment revenues are recognized as services are performed.  Revenue from the sale of real estate is generally recognized when title passes; however, if the Company is obligated to make improvements to the real estate subsequent to closing, a portion of revenues are deferred and recognized under the percentage of completion method of accounting.

Inventories And Cost Of Sales
(g)      Inventories and Cost of Sales: National Beef's inventories consist primarily of meat products and supplies, and are stated at the lower of cost or market, with cost principally determined under the first-in-first-out method for meat products and average cost for supplies.

Manufacturing inventories are stated at the lower of cost or market, with cost principally determined under the first-in-first-out method.  Manufacturing cost of sales principally includes product and manufacturing costs, inbound and outbound shipping costs and handling costs.

Direct operating expenses for gaming entertainment include expenses relating to casino gaming, hotel, food and beverage, and entertainment, which primarily consists of employees' compensation and benefits, cost of sales related to food and beverage sales, marketing and advertising, gaming taxes, insurance, supplies, license fees and royalties.

Research And Development Costs	(h) Research and Development Costs: Research and development costs are expensed as incurred.
Income Taxes
(i)      Income Taxes:  The Company provides for income taxes using the liability method.  The Company records interest and penalties, if any, with respect to uncertain tax positions as components of income tax expense.

Derivative Financial Instruments
(j)      Derivative Financial Instruments:  The Company reflects its derivative financial instruments in its balance sheet at fair value.  National Beef uses futures and forward contracts in order to reduce its exposure to changing commodity prices. In addition, the Company has from time to time utilized derivative financial instruments to manage the impact of changes in interest rates on certain debt obligations, hedge net investments in foreign subsidiaries and manage foreign currency risk on certain available for sale securities; however, none are currently outstanding.  Although the Company believes that its derivative financial instruments help mitigate certain market risks, they do not meet the effectiveness criteria under GAAP, and therefore are not accounted for as hedges.

Translation Of Foreign Currency
(k)      Translation of Foreign Currency:  Foreign currency denominated investments and financial statements are translated into U.S. dollars at current exchange rates, except that revenues and expenses are translated at average exchange rates during each reporting period; resulting translation adjustments are reported as a component of shareholders' equity.  Net foreign exchange transaction losses were $202,000 for 2011, $511,000 for 2010 and $335,000 for 2009.

Share-Based Compensation
(l)      Share-Based Compensation:   The cost of all share-based payments to employees, including grants of employee stock options and warrants, is recognized in the financial statements based on their fair values.  The cost is recognized as an expense over the vesting period of the award.  The fair value of each award is estimated at the date of grant using the Black-Scholes option pricing model.

Related Party Transactions
(m)    Related Party Transactions:  National Beef regularly enters into various transactions with an affiliate of NBPCo Holdings, LLC ("NBPCo Holdings"), and has entered into a cattle supply agreement with U.S. Premium Beef, LLC ("USPB"), entities that sold a substantial portion of their ownership in National Beef to the Company and are the owners of redeemable noncontrolling interests in National Beef.  National Beef sells product to and purchases material from a company affiliated with NBPCo Holdings in the ordinary course of business; transactions are based upon prevailing market prices on terms that could be obtained from an unaffiliated party.  National Beef and USPB are parties to a cattle supply agreement pursuant to which National Beef has agreed to purchase through USPB from the members of USPB 735,385 head of cattle per year (subject to adjustment), based on pricing grids furnished by National Beef to the members of USPB.  National Beef believes the pricing grids are based on terms that could be obtained from an unaffiliated party.  The cattle supply agreement is for an initial five year term, with automatic one year extensions on each annual anniversary date of the Company's acquisition of National Beef, unless either party provides a notice not to extend sixty days prior to the annual anniversary date.

Recently Issued Accounting Standards
(n)      Recently Issued Accounting Standards:  In April 2011, the Financial Accounting Standards Board ("FASB") issued guidance to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  The amendments remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and the collateral maintenance implementation guidance related to that criterion.  The guidance, which is effective for the first interim or annual period beginning on or after December 15, 2011, is not expected to have a significant impact on the Company's consolidated financial statements.

In May 2011, the FASB issued guidance to improve the comparability of fair value measurements presented and disclosed in financial statements issued in accordance with GAAP and International Financial Reporting Standards.  The amendment includes requirements for measuring fair value and for disclosing information about fair value measurements, but does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting.  The guidance, which is effective during interim or annual periods beginning after December 15, 2011, is not expected to have a significant impact on the Company's consolidated financial statements.

In June 2011, the FASB issued amended guidance on the presentation of comprehensive income.  This new accounting guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity; instead, it requires the presentation of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  This new accounting guidance was implemented in these consolidated financial statements and applied retrospectively.  Its adoption changed the presentation of the Company's consolidated financial statements but did not have any impact on its consolidated financial position, results of operations or cash flows.

In September 2011, the FASB issued guidance to simplify how entities test for goodwill impairment. This amendment permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance, which is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, is not expected to have a significant impact on the Company's consolidated financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Impairment Charges For Securities

	2011	2010	2009

Publicly traded securities	$3,243	$–	$14,384
Non-public securities and private equity funds	8	767	2,224
Non-agency mortgage-backed bond securitizations	335	1,707	14,812
Totals	$3,586	$2,474	$31,420

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Schedule Of National Beef's Fair Values Of Assets Acquired , Liabilities Assumed And Non Controlling Interests At Acquisition Date

As of December 30, 2011
Assets:
Current assets:
Cash and cash equivalents	$18,481
Trade, notes and other receivables	195,643
Inventory	280,499
Prepaids and other current assets	22,969
Total current assets	517,592
Intangible assets and goodwill	818,484
Other assets	4,613
Property and equipment	446,166
Total assets	1,786,855

Liabilities:
Current liabilities:
Trade payables and expense accruals	234,451
Other current liabilities	13,746
Debt due within one year	29,262
Total current liabilities	277,459
Other non-current liabilities	1,404
Long-term debt	328,267
Total liabilities	607,130

Redeemable noncontrolling interests
in subsidiary	304,356

Net assets acquired	$875,369

Amounts Allocated To Intangible Assets, The Amortization Period And Goodwill

		Amortization
	Amount	Years

Customer relationships	$405,180	18
Tradenames	260,059	20
Cattle supply contracts	143,500	15
Other	830	10
Subtotal, intangible assets	809,569
Goodwill	8,915
Total	$818,484

Pro Forma Operating Results

	2011	2010

Revenues and other income	$8,473,158	$7,249,343
Net income attributable to Leucadia National
Corporation common shareholders	$112,734	$2,050,684

Investments In Associated Companies (Tables)	12 Months Ended
Dec. 31, 2011
Investments In Associated Companies [Abstract]
Schedule Of Investments In Associated Companies

	2011	2010
Investments in associated companies accounted for
under the equity method of accounting (a):
Jefferies High Yield Holdings, LLC ("JHYH")	$323,262	$321,023
Berkadia	193,496	475,071
Garcadia	72,303	35,943
HomeFed Corporation ("HomeFed")	47,493	46,083
Brooklyn Renaissance Plaza	31,931	30,539
Linkem S.p.A. ("Linkem")	86,332	–
Other	38,949	51,277
Total accounted for under the equity method of accounting	793,766	959,936

Investments in associated companies carried at fair value:
Jefferies	797,583	1,314,227
Mueller	400,446	–
Total accounted for at fair value	1,198,029	1,314,227

Total investments in associated companies	$1,991,795	$2,274,163

(a)
Investments accounted for under the equity method of accounting are initially recorded at their original cost and subsequently increased for the Company's share of the investees' earnings, decreased for the Company's share of the investees' losses, reduced for dividends received and impairment charges recorded, if any, and increased for any additional investment of capital.

Schedule Of Income (Losses) Related To Associated Companies

	2011	2010	2009

Jefferies	$(668,282)	$157,873	$469,820
Mueller	(6,093)	–	–
ACF	–	183,572	376,490
Berkadia	29,033	16,166	20,811
Garcadia	19,996	14,424	(25,668)
JHYH	11,211	20,053	37,249
Linkem	(2,243)	–	–
HomeFed	1,410	1,108	882
Keen Energy Services, LLC ("Keen")	–	–	(45,475)
Las Cruces	–	(16,159)	1,046
Other	2,606	(2,016)	(29,352)
Income (losses) related to associated
companies before income taxes	(612,362)	375,021	805,803
Income tax (expense) benefit	218,321	5,745	(25,567)
Income (losses) related to associated
companies, net of taxes	$(394,041)	$380,766	$780,236

Schedule Of Summarized Data For Investments In Associated Companies

	2011	2010

Assets	$6,849,185	$4,190,534
Liabilities	3,813,236	1,882,116
Mandatorily redeemable interests	982,057	975,812
Noncontrolling interest	47,675	17,471

	2011	2010	2009

Total revenues (including securities gains (losses))	$3,823,061	$1,124,140	$690,156
Income (loss) from continuing operations before
extraordinary items	$148,661	$43,688	$(294,741)
Net income (loss)	$148,661	$43,797	$(294,741)
The Company's income (losses) related to
associated companies	$55,920	$33,576	$(40,507)

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Summary Of Results Of Discontinued Operations

	2011	2010	2009

Revenues and other income:
Telecommunications	$–	$276,253	$426,027
Oil and gas drilling services	133,782	116,542	11,102
Property management and service fees	–	87,039	112,796
Investment and other income	3,316	10,545	54,328
	137,098	490,379	604,253
Expenses:
Cost of sales - telecommunications	–	235,943	363,885
Direct operating expenses:
Oil and gas drilling services	100,639	93,281	8,830
Property management and services	–	62,595	92,421
Interest	141	1,249	237
Salaries and incentive compensation	5,445	15,364	17,153
Depreciation and amortization	21,051	32,531	11,541
Selling, general and other expenses	10,011	84,841	73,267
	137,287	525,804	567,334
Income (loss) from discontinued
operations before income taxes	(189)	(35,425)	36,919
Income tax benefit	(1,072)	(2,350)	(57)
Income (loss) from discontinued
operations after income taxes	$883	$(33,075)	$36,976

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investment [Line Items]
Amortized Cost, Gross Unrealized Gains And Losses And Estimated Fair Value Of Available For Sale Investments Classified As Current Assets

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

2011
Bonds and notes:
U.S. Government and agencies	$139,940	$13	$1	$139,952
All other corporates	5,649	70	–	5,719
Total fixed maturities	145,589	83	1	145,671

Other investments	1,005	–	699	306
Total current available for sale investments	$146,594	$83	$700	$145,977

2010
Bonds and notes:
U.S. Government and agencies	$246,996	$21	$–	$247,017
All other corporates	6,277	300	5	6,572
Total fixed maturities	$253,273	$321	$5	$253,589

Amounts Recognized In Consolidated Statements Of Operation Related To Notes Receivable

	2011	2010	2009

Classified as investment and other income:
Interest income on FMG Note	$214,455	$149,257	$66,079
Interest accreted on zero-coupon note component	$4,533	$4,030	$3,582

Amortization expense on prepaid mining interest	$11,800	$9,943	$7,293

Amortized Cost, Gross Unrealized Gains And Losses And Estimated Fair Value Of Available For Sale Investments Classified As Non-Current Assets

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

2011
Bonds and notes:
U.S. Government-Sponsored Enterprises	$609,617	$12,683	$109	$622,191
All other corporates	66,960	636	1,054	66,542
Total fixed maturities	676,577	13,319	1,163	688,733

Equity securities:
Common stocks:
Banks, trusts and insurance companies	22,084	28,887	–	50,971
Industrial, miscellaneous and all other	644,717	669,270	299	1,313,688
Total equity securities	666,801	698,157	299	1,364,659

Other investments	995	–	494	501
	$1,344,373	$711,476	$1,956	$2,053,893

2010
Bonds and notes:
U.S. Government and agencies	$7,806	$–	$90	$7,716
U.S. Government-Sponsored Enterprises	815,066	10,564	2,247	823,383
All other corporates	191,851	917	235	192,533
Total fixed maturities	1,014,723	11,481	2,572	1,023,632

Equity securities:
Common stocks:
Banks, trusts and insurance companies	16,340	32,936	–	49,276
Industrial, miscellaneous and all other	760,594	1,833,229	492	2,593,331
Total equity securities	776,934	1,866,165	492	2,642,607

	$1,791,657	$1,877,646	$3,064	$3,666,239

Amortized Cost And Estimated Fair Value Of Non-Current Investments Classified As Available For Sale By Contractual Maturity

	Amortized	Estimated
	Cost	Fair Value
	(In thousands)

Due after one year through five years	$24,918	$25,024
Due after five years through ten years	–	–
Due after ten years	–	–
	24,918	25,024
Mortgage-backed and asset-backed securities	651,659	663,709
	$676,577	$688,733

Current Investments [Member]
Investment [Line Items]
Summary Of Investments

	2011		2010
		Carrying Value		Carrying Value
	Amortized	and Estimated	Amortized	and Estimated
	Cost	Fair Value	Cost	Fair Value

Investments available for sale	$146,594	$145,977	$253,273	$253,589
Other investments, including accrued interest income	4,113	4,158	11,067	10,983
Total current investments	$150,707	$150,135	$264,340	$264,572

Non-Current Investments [Member]
Investment [Line Items]
Summary Of Investments

	2011		2010
		Carrying Value		Carrying Value
	Amortized	and Estimated	Amortized	And Estimated
	Cost	Fair Value	Cost	Fair Value

Investments available for sale:
Fortescue	$115,703	$569,256	$219,723	$1,659,617
Inmet	504,006	708,193	504,006	862,481
Other investments available for sale	724,664	776,444	1,067,928	1,144,141
Other investments:
Private equity funds	85,528	85,528	86,944	86,944
Non-agency mortgage-backed bond
securitization portfolio	1,649	1,649	3,304	3,304
FMG zero coupon note component	40,801	40,801	36,268	36,268
Other non-publicly traded investments	45,298	45,004	40,114	39,904
Total non-current investments	$1,517,649	$2,226,875	$1,958,287	$3,832,659

Trade, Notes And Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2011
Trade, Notes And Other Receivables, Net [Abstract]
Summary Of Current Trade, Notes And Other Receivables, Net

	2011	2010

Trade receivables	$206,331	$15,982
Accrued interest on FMG Note	107,881	83,659
Receivables related to securities	4,572	9,977
Receivables relating to real estate activities	4,707	4,696
Other	19,376	13,391
	342,867	127,705
Allowance for doubtful accounts	(3,857)	(4,693)
Total current trade, notes and other receivables, net	$339,010	$123,012

Inventory (Tables)	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Summary Of Inventory

	2011	2010

Finished goods	$233,542	$39,963
Work in process	49,514	12,441
Raw materials, supplies and other	71,522	5,876
	$354,578	$58,280

Intangible Assets, Net And Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net And Goodwill [Abstract]
Schedule Of Intangible Assets, Net And Goodwill

	2011	2010

Intangibles:
Customer and other relationships, net of accumulated
amortization of $41,958 and $39,051	$426,603	$23,338
Trademarks and tradename, net of accumulated amortization of
$1,527 and $791	278,024	1,210
Cattle supply contracts	143,500	–
Licenses, net of accumulated amortization of $2,917 and $2,328	9,081	9,670
Other, net of accumulated amortization of $5,095 and $2,650	1,262	267
Goodwill	18,119	8,151
	$876,589	$42,636

Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Summary Of Non-Current Other Assets

	2011	2010

Real Estate	$173,077	$168,001
Unamortized debt expense	11,454	16,125
Restricted cash	64,609	90,587
Prepaid mining interest	139,572	153,210
Other	18,658	17,865
	$407,370	$445,788

Property, Equipment And Leasehold Improvements, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property, Equipment And Leasehold Improvements, Net [Abstract]
Summary Of Property, Equipment And Leasehold Improvements

	Depreciable
	Lives
	(in years)	2011	2010

Land, buildings and leasehold improvements	3-45	$601,681	$381,880
Beef processing machinery and equipment	2-15	201,934	–
Other machinery and equipment	3-25	202,405	190,141
Corporate aircraft	5-10	111,279	99,437
Furniture and fixtures	2-10	23,285	21,346
Construction in progress	N/A	53,526	1,448
Other	3-7	13,162	2,287
		1,207,272	696,539
Accumulated depreciation and amortization		(323,163)	(286,325)
		$884,109	$410,214

Trade Payables And Expense Accruals (Tables)	12 Months Ended
Dec. 31, 2011
Trade Payables And Expense Accruals [Abstract]
Summary Of Trade Payables And Expense Accruals

	2011	2010

Trade payables	$80,960	$13,900
Book overdrafts	92,254	3,177
Cattle purchases payable	31,431	–
Payables related to securities	955	1,878
Accrued compensation, severance and other employee benefits	89,061	66,516
Accrued legal and professional fees	18,364	7,338
Accrued litigation settlement	–	11,229
Taxes other than income	9,207	4,332
Accrued interest payable	35,496	40,250
Other	16,593	18,604
	$374,321	$167,224

Indebtedness (Tables)	12 Months Ended
Dec. 31, 2011
Indebtedness [Abstract]
Schedule Of Indebtedness

	2011	2010

Parent Company Debt:
Senior Notes:
7 ¾% Senior Notes due 2013, less debt discount of $99 and $154	$94,401	$94,346
7% Senior Notes due 2013, net of debt premium of $218 and $340	312,463	312,585
8 1/8% Senior Notes due 2015, less debt discount of $4,256 and $5,437	454,385	474,563
7 1/8% Senior Notes due 2017	423,140	478,000
Subordinated Notes:
3 ¾% Convertible Senior Subordinated Notes due 2014	97,581	97,581
8.65% Junior Subordinated Deferrable Interest Debentures due 2027	88,204	89,554
Subsidiary Debt:
Term loans	323,750	–
Revolving credit facility	92,103	–
Aircraft financing due 2011	–	32,881
Capital leases due 2012 through 2015 with a weighted-average
interest rate of 5.7%	5,301	57
Other due 2012 through 2029 with a weighted-average interest rate of .2%	12,325	100,539
Total debt	1,903,653	1,680,106
Less: current maturities	(29,264)	(133,451)
Long-term debt	$1,874,389	$1,546,655

Schedule Of Debt Repurchases

	2011	2010	2009

7 ¾% Senior Notes	$–	$5,500	$–
7% Senior Notes	–	27,200	35,555
8 1/8% Senior Notes	21,359	20,000	–
7 1/8% Senior Notes	54,860	22,000	–
8.65% Junior Subordinated Deferrable Interest Debentures	1,350	2,146	6,500
Total	$77,569	$76,846	$42,055

Common Shares, Stock Options And Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2011
Common Shares, Stock Options And Preferred Shares [Abstract]
Summary Of Company's Stock Options

			Weighted-
	Common	Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Subject	Exercise	Contractual	Intrinsic
	to Option	Prices	Term	Value

Balance at December 31, 2008	2,300,290	$26.29
Granted	12,000	$24.44
Exercised	(47,250)	$20.28		$169,000
Cancelled	(68,800)	$26.38

Balance at December 31, 2009	2,196,240	$26.40
Granted	972,000	$27.17
Exercised	(520,740)	$21.69		$2,809,000
Cancelled	(25,000)	$27.66

Balance at December 31, 2010	2,622,500	$27.61
Granted	12,000	$35.78
Exercised	(255,445)	$27.89		$2,412,000
Cancelled	(127,600)	$27.63

Balance at December 31, 2011	2,251,455	$27.62	3.2 years	$–
Exercisable at December 31, 2011	870,955	$27.83	1.9 years	$–

Summary Of Weighted-Average Assumptions Used For Grants

	2011	2010	2009
	Options	Options	Options

Risk free interest rate	1.58%	1.27%	1.99%
Expected volatility	45.25%	45.78%	44.12%
Expected dividend yield	.70%	.87%	.51%
Expected life	4.3 years	4.0 years	4.3 years
Weighted-average fair value per grant	$13.18	$9.09	$8.80

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Summary Of Accumulated Other Comprehensive Income, Net Of Taxes

	2011	2010	2009

Net unrealized gains on investments	$998,151	$1,749,757	$1,034,164
Net unrealized foreign exchange gains (losses)	(3,168)	(3,838)	4,024
Net unrealized gains on derivative instruments	–	–	1,005
Net minimum pension liability	(83,537)	(60,177)	(56,948)
Net postretirement benefit	975	1,621	2,787
	$912,421	$1,687,363	$985,032

Net Securities Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2011
Net Securities Gains (Losses) [Abstract]
Summary Of Net Securities Gains (Losses)

	2011	2010	2009

Net realized gains on securities	$644,777	$182,060	$10,440
Write-down of investments (a)	(3,586)	(2,474)	(31,420)
Net unrealized gains (losses) on trading securities	285	(92)	(126)
	$641,476	$179,494	$(21,106)

(a)	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.

Other Results Of Operations Information (Tables)	12 Months Ended
Dec. 31, 2011
Other Results Of Operations Information [Abstract]
Schedule Of Investment And Other Income

	2011	2010	2009

Interest on fixed maturity investments	$30,996	$22,148	$26,784
Dividend income	18,359	3,654	3,944
Other investment income	608	1,153	1,349
Income related to Fortescue's Pilbara project (see Note 6)	214,455	149,257	66,079
Gain on sale of Las Cruces	–	383,369	–
Gain on forgiveness of debt	81,848	–	–
Gains on sale of real estate and other assets, net of costs	2,115	2,559	12,767
Income related to settlement of insurance claims	–	106	5,272
Gain related to lawsuits and other settlements	141	3,446	10,453
Gain on buyback of debt	–	–	6,693
Government grants reimbursement	5,366	11,143	–
Rental income	11,126	12,417	14,149
Winery revenues	38,161	23,569	20,735
Other	27,836	36,525	39,675
	$431,011	$649,346	$207,900

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Principal Components Of Deferred Taxes

	2011	2010
Deferred Tax Asset:
Securities valuation reserves	$49,893	$52,444
Other assets	78,289	85,490
NOL carryover	1,730,465	1,962,914
Intangible assets, net and goodwill	23,037	–
Other liabilities	12,386	23,433
	1,894,070	2,124,281
Valuation allowance	(109,181)	(109,181)
	1,784,889	2,015,100
Deferred Tax Liability:
Unrealized gains on investments	(148,007)	(822,095)
Property and equipment	(45,784)	(4,452)
Other	(6,212)	(12,995)
	(200,003)	(839,542)
Net deferred tax asset	$1,584,886	$1,175,558

Schedule Of Provision (Benefit) For Income Taxes

	2011	2010	2009

State income taxes	$9,230	$5,512	$(1,798)
Resolution of state tax contingencies	-	(600)	(2,025)
Federal income taxes:
Deferred	238,060	-	-
Decrease in valuation allowance	-	(1,157,111)	-
Foreign income taxes	23,026	15,231	11,023
	$270,316	$(1,136,968)	$7,200

Schedule Of Reconciliation Of Expected Statutory Federal Income Tax To Actual Income Tax Provision (Benefit)

	2011	2010	2009

Expected federal income tax	$237,109	$134,029	$(100,762)
State income taxes, net of federal income tax benefit	6,885	5,512	(1,798)
Decrease in valuation allowance	-	(1,157,111)	-
Tax expense not provided on income recorded prior to the reversal of
deferred tax valuation allowance	-	(139,108)	-
Tax benefit of current year losses fully reserved in valuation allowance	-	-	118,285
Accounting expense for warrants in excess of tax deduction	7,141	-	-
Resolution of tax contingencies	-	(600)	(2,025)
Permanent differences	2,552	5,079	(17,523)
Foreign taxes	14,967	15,231	11,023
Other	1,662	-	-
Actual income tax provision (benefit)	$270,316	$(1,136,968)	$7,200

Schedule Of Reconciliation Of Unrecognized Tax Benefits

	Unrecognized
	Tax Benefits	Interest	Total

As of January 1, 2009	$7,900	$3,200	$11,100
Additions to unrecognized tax benefits	200	-	200
Additional interest expense recognized	-	600	600
Audit payments	(200)	(100)	(300)
Reductions as a result of the lapse of the statute of
limitations and completion of audits	(1,200)	(800)	(2,000)
Balance, December 31, 2009	6,700	2,900	9,600
Additions to unrecognized tax benefits	-	-	-
Additional interest expense recognized	-	500	500
Audit payments	(100)	(100)	(200)
Reductions as a result of the lapse of the statute of
limitations and completion of audits	(300)	(300)	(600)
Balance, December 31, 2010	6,300	3,000	9,300
Additions to unrecognized tax benefits	-	-	-
Additional interest expense recognized	-	500	500
Audit payments	-	-	-
Reductions as a result of the lapse of the statute of
limitations and completion of audits	-	-	-
Balance, December 31, 2011	$6,300	$3,500	$9,800

Pension Plans And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension Plans And Postretirement Benefits [Abstract]
Components Of Defined Benefit Pension Plans

	2011	2010
Projected Benefit Obligation:
Projected benefit obligation at beginning of period	$207,889	$235,846
Interest cost	11,233	12,295
Actuarial loss	39,028	19,313
Settlement payment	–	(50,200)
Benefits paid	(6,201)	(9,365)
Projected benefit obligation at December 31,	$251,949	$207,889

Change in Plan Assets:
Fair value of plan assets at beginning of period	$145,124	$167,652
Actual return on plan assets	7,166	6,898
Employer contributions	43,823	32,511
Settlement payment	–	(50,200)
Benefits paid	(6,201)	(9,365)
Administrative expenses	(1,036)	(2,372)
Fair value of plan assets at December 31,	$188,876	$145,124

Funded Status at end of year	$(63,073)	$(62,765)

Schedule Of Pension Expense Related To Defined Benefit Pension Plans

	2011	2010	2009

Interest cost	$11,233	$11,944	$12,433
Expected return on plan assets	(6,091)	(7,936)	(7,679)
Actuarial loss	2,659	1,929	2,290
Amortization of prior service cost	-	2	3
Net pension expense	$7,801	$5,939	$7,047

Schedule Of Plan's Assets At Fair Value
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)

Cash and cash equivalents	$15,479	$15,479	$–
Bonds and notes:
U.S. Government and agencies	27,076	27,076	–
Foreign governments	2,185	2,185	–
All other corporates	126,035	123,689	2,346
Other (primarily receivable on sale
of securities)	18,101	18,101	–
Total	$188,876	$186,530	$2,346

		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)

Cash and cash equivalents	$21,748	$21,748
Bonds and notes:
U.S. Government and agencies	9,154	9,154
U.S. Government-Sponsored Enterprises	3,040	3,040
States, municipalities and political
subdivisions	325	325
All other corporates	110,857	110,857
Total	$145,124	$145,124

Schedule Of Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)

	2011	2010	2009

Net loss arising during period	$(38,989)	$(23,120)	$(5,161)
Settlement charge	–	16,891	–
Recognition of amortization in net periodic benefit cost:
Prior service cost	–	2	3
Actuarial loss	2,659	2,095	2,435
Total	$(36,330)	$(4,132)	$(2,723)

Schedule Of Assumptions For Pension Plan

	2011	2010
Discount rate used to determine benefit
obligation at December 31,	4.40%	5.50%
Weighted-average assumptions used to determine
net cost for years ended December 31,:
Discount rate	5.50%	6.00%
Expected long-term return on plan assets	4.25%	6.00%

Schedule Of Expected Pension Benefit Payments
2012	$4,453
2013	4,784
2014	6,371
2015	8,360
2016	9,243
2017 – 2021	67,536

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Future Minimum Annual Rentals Under Noncancellable Operating Leases
2012	$20,719
2013	18,535
2014	15,988
2015	10,844
2016	6,807
Thereafter	32,926
105,819
Less: sublease income	(986)
$104,833

Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Common Share [Abstract]
Earnings Per Share Computation

	2011	2010	2009

Numerator for earnings (loss) per share:
Net income attributable to Leucadia National
Corporation common shareholders for basic
earnings per share	$25,231	$1,939,312	$550,280
Interest on 3¾% Convertible Notes	-	3,707	7,199
Net income attributable to Leucadia National
Corporation common shareholders for diluted
earnings per share	$25,231	$1,943,019	$557,479

Denominator for earnings (loss) per share:
Denominator for basic earnings (loss) per share –
weighted-average shares	244,425	243,379	241,437
Stock options	73	42	2
Warrants	75	–	–
3¾% Convertible Notes	-	4,251	6,410
Denominator for diluted earnings (loss) per share	244,573	247,672	247,849

Fair Value Of Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Of Financial Instruments [Abstract]
Schedule Of Assets And Liabilities Measured On Recurring Basis At Fair Value

	December 31, 2011
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)
Investments classified as current assets:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	$139,952	$139,952	$–
All other corporates	5,719	5,719	–
Other	306	–	306
Non-current investments:
Investments available for sale:
Bonds and notes:
U.S. Government-Sponsored Enterprises	622,191	–	622,191
All other corporates	66,542	26,703	39,839
Equity securities:
Common stocks:
Banks, trusts and insurance companies	50,971	50,971	–
Industrial, miscellaneous and all other	1,313,688	1,313,688	–
Other	501	–	501
Investments in associated companies	1,198,029	1,198,029	–
Total	$3,397,899	$2,735,062	$662,837

Commodity contracts - other current assets	$3,816	$88	$3,728

Other current liabilities:
Commodity contracts	$(2,802)	$–	$(2,802)
Other	(955)	(955)	–
Total	$(3,757)	$(955)	$(2,802)

	December 31, 2010
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)
Investments classified as current assets:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	$247,017	$247,017	$–
All other corporates	6,572	6,324	248
Non-current investments:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	7,716	–	7,716
U.S. Government-Sponsored Enterprises	823,383	–	823,383
All other corporates	192,533	150,193	42,340
Equity securities:
Common stocks:
Banks, trusts and insurance companies	49,276	49,276	–
Industrial, miscellaneous and all other	2,593,331	2,593,331	–
Investments in associated companies	1,314,227	1,314,227	–
Total	$5,234,055	$4,360,368	$873,687

Other current liabilities	$(2,413)	$(1,878)	$(535)

Schedule Of Assets And Liabilities Measured On Nonrecurring Basis At Fair Value

	December 31, 2010
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Long-lived assets held and used (a)	$20,600	$–	$20,600	$–
Long-lived assets held for sale (b)	7,000	–	7,000	–
Other non-current investments (c)	2,200	–	–	2,200

(a)
At December 31, 2010, the Company evaluated for impairment the carrying value of MB1's real estate assets, recorded an impairment charge of $47,074,000 and reduced the carrying amount to its fair value of $18,094,000.  As of December 31, 2010, the Company also wrote down to fair value one of its real estate projects based on an appraisal and prices for similar assets, and recognized an impairment charge of $2,357,000, which is included in selling, general and other expenses.  See Note 2 for more information.

(b)
Consists of a corporate aircraft at December 31, 2010 for which the fair value was primarily based on prices for similar assets.  The Company recognized an impairment loss of $1,449,000 for 2010 which is included in selling, general and other expenses.

(c)
At December 31, 2010, represents an investment in a non-public security of $2,177,000.  The investment in the non-public security is accounted for under the cost method of accounting for which the Company primarily reviewed issuer financial statements to determine its fair value.

Schedule Of Fair Value Of Financial Instruments

	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Financial Assets:
Investments:
Current	$150,135	$150,135	$264,572	$264,572
Non-current	2,226,875	2,226,875	3,832,659	3,832,659
Cash and cash equivalents	168,490	168,490	441,340	441,340
Notes receivable:
Current	1,675	1,675	740	740
Non-current	3,531	3,531	2,633	2,633
Commodity contracts	3,816	3,816	–	–

Financial Liabilities:
Indebtedness:
Current	446,743	446,743	534,572	452,142
Non-current	1,874,389	1,943,697	1,546,655	1,675,842
Securities sold not owned	955	955	1,878	1,878
Commodity contracts	2,802	2,802	–	–

Redeemable noncontrolling interests	235,909	235,909	–	–

Swap agreements:
Interest rate swaps	–	–	(535)	(535)

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Schedule Of Segment Reporting Information, By Segment

	2011	2010	2009
	(In thousands)
Revenues and other income (a):
Manufacturing:
Idaho Timber	$159,026	$172,908	$142,709
Conwed Plastics	85,961	87,073	82,094
Gaming Entertainment	117,238	114,809	103,583
Domestic Real Estate	96,501	17,075	30,637
Medical Product Development	378	123	5,147
Other Operations (b)	69,038	67,119	51,764
Corporate (c)	906,480	744,337	98,815
Total consolidated revenues and other income	$1,434,622	$1,203,444	$514,749

Income (loss) from continuing operations before income taxes:
Manufacturing:
Idaho Timber	$(3,787)	$547	$(12,680)
Conwed Plastics	5,916	8,803	11,578
Gaming Entertainment	12,616	(2,159)	2,379
Domestic Real Estate	80,919	(54,935)	(71,298)
Medical Product Development	(42,696)	(25,443)	(23,818)
Other Operations (b)	(24,374)	(17,487)	(26,434)
Income (loss) related to Associated Companies	(612,362)	375,021	805,803
Corporate (c)	648,861	473,614	(167,619)
Total consolidated income from continuing
operations before income taxes	$65,093	$757,961	$517,911

Depreciation and amortization expenses:
Manufacturing (d):
Idaho Timber	$5,299	$6,131	$8,631
Conwed Plastics	6,509	9,068	8,476
Gaming Entertainment	16,785	16,657	16,532
Domestic Real Estate	3,461	6,163	8,408
Medical Product Development	845	870	836
Other Operations (d)	9,922	7,183	8,125
Corporate	23,296	20,979	18,441
Total consolidated depreciation and amortization expenses	$66,117	$67,051	$69,449

Identifiable assets employed:
Beef Processing	$1,786,855	$–	$–
Manufacturing:
Idaho Timber	71,859	84,436	94,211
Conwed Plastics	56,539	60,822	67,940
Gaming Entertainment	243,888	253,221	266,951
Domestic Real Estate	254,885	255,027	311,571
Medical Product Development	27,893	16,950	26,702
Other Operations	226,051	165,644	158,326
Investments in Associated Companies	1,991,795	2,274,163	2,764,885
Corporate	4,388,961	6,004,942	2,659,148
Assets of discontinued operations	214,463	235,093	412,630
Total consolidated assets	$9,263,189	$9,350,298	$6,762,364

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Schedule Of Selected Quarterly Financial Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)

2011
Revenues and other income	$251,950	$721,322	$199,751	$261,599
Income (loss) from continuing operations	$9,916	$182,513	$(293,815)	$114,484
Income (loss) from discontinued operations, net of taxes	$791	$3,100	$1,690	$(8)
Gain on disposal of discontinued operations, net of taxes	$79	$845	$773	$4,588
Net (income) loss attributable to the noncontrolling interest	$(279)	$(149)	$330	$373
Net income (loss)	$10,507	$186,309	$(291,022)	$119,437

Basic earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.04	$.75	$(1.20)	$.47
Income (loss) from discontinued operations	-	.01	.01	-
Gain on disposal of discontinued operations	-	-	-	.02
Net income (loss)	$.04	$.76	$(1.19)	$.49
Number of shares used in calculation	244,082	244,521	244,580	244,583

Diluted earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.04	$.74	$(1.20)	$.46
Income (loss) from discontinued operations	-	.01	.01	-
Gain on disposal of discontinued operations	-	-	-	.02
Net income (loss)	$.04	$.75	$(1.19)	$.48
Number of shares used in calculation	244,620	249,026	244,580	248,874

2010
Revenues and other income	$238,505	$259,941	$154,015	$550,983
Income (loss) from continuing operations	$207,145	$(247,227)	$267,351	$1,673,405
Income (loss) from discontinued operations, net of taxes	$(15,640)	$10,949	$(17,263)	$519
Gain on disposal of discontinued operations, net of taxes	$-	$-	$39,882	$21,115
Net (income) loss attributable to the noncontrolling interest	$(26)	$1,134	$(2,215)	$183
Net income (loss)	$191,479	$(235,144)	$287,755	$1,695,222

Basic earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.85	$(1.01)	$1.10	$6.87
Income (loss) from discontinued operations	(.06)	.04	(.07)	-
Gain on disposal of discontinued operations	-	-	.15	.09
Net income (loss)	$.79	$(.97)	$1.18	$6.96
Number of shares used in calculation	243,291	243,312	243,317	243,546

Diluted earnings (loss) per common share attributable to
Leucadia National Corporation common shareholders:
Income (loss) from continuing operations	$.84	$(1.01)	$1.09	$6.76
Income (loss) from discontinued operations	(.06)	.04	(.07)	-
Gain on disposal of discontinued operations	-	-	.15	.08
Net income (loss)	$.78	$(.97)	$1.17	$6.84
Number of shares used in calculation	247,594	243,312	247,572	247,847

Nature Of Operations (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Wineries operated	4
Tanning Facility [Member]
Facilities operated	1
Case-Ready Facility [Member]
Facilities operated	2
Beef Processing Facility [Member]
Facilities operated	3
National Beef [Member]
Percentage interest owned in subsidiary	78.90%
Idaho Timber [Member]
Facilities operated	9
Conwed Plastics [Member]
Domestic facilities	4
Foreign facilities	1

Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Y D	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009 MB1 [Member]	Dec. 31, 2011 MB1 [Member]	Dec. 31, 2010 MB1 [Member] sqft	Jun. 30, 2009 Garcadia [Member]	Dec. 31, 2009 Garcadia [Member]	Dec. 31, 2011 U.S. Government Agencies And U.S. Government Sponsored Enterprises [Member]	Dec. 31, 2011 Non-Agency Mortgage-Backed Bond Securitizations [Member]	Dec. 31, 2011 FMG Zero Coupon Note Component [Member] Y	Dec. 31, 2009 Manufacturing Segment [Member]	Dec. 31, 2010 Real Estate [Member]	Dec. 31, 2009 Real Estate [Member]	Dec. 31, 2011 Extension Term [Member] Y	Dec. 31, 2010 Corporate Aircraft [Member]
Significant Accounting Policies [Line Items]
Deferred tax valuation allowance reversed	$ 1,157,111,000		$ 1,157,111,000
Retail space of retail center (square feet)							346,000
Office space of retail center (square feet)							41,000
Additional future pre-tax income needed to fully realize the net deferred tax asset		4,600,000,000
Number of residential apartment rental units							195
Nonrecourse indebtedness collateralized by assets							100,524,000
Discount rate assumption in cash flow models					11.00%
Capitalization rate used to estimate the selling price of the retail center					9.00%
Asset impairment charges					67,826,000		47,074,000	32,348,000	32,348,000				2,563,000	2,357,000	3,646,000		1,449,000
Bid amount offered for property							19,275,000
Fair value of property							18,094,000
Recognized balance amount of liability						81,848,000
Cumulative net cash investment in project						85,595,000
Other marketable securities non-current										622,191,000	39,839,000	40,801,000
Note receivable maturity term, years												13
Goodwill	8,151,000	18,119,000	8,151,000
Minimum percentage of investment classified as available for sale securities		92.00%
Short-term investments	310,901,000	2,691,000	310,901,000
Foreign exchange transaction, net losses		$ 202,000	$ 511,000	$ 335,000
Head of cattle to be purchased per year from members of USPB		735,385
Term of cattle supply agreement, years		5														1
Notice period prior to anniversary date, days		60

Significant Accounting Policies (Impairment Charges For Securities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investment [Line Items]
Impairment of Investments	$ 3,586,000	[1]	$ 2,474,000	[1]	$ 31,420,000	[1]
Publicly Traded Securities [Member]
Investment [Line Items]
Impairment of Investments	3,243,000				14,384,000
Non-Public Securities And Private Equity Funds [Member]
Investment [Line Items]
Impairment of Investments	8,000		767,000		2,224,000
Non-Agency Mortgage-Backed Bond Securitizations [Member]
Investment [Line Items]
Impairment of Investments	$ 335,000		$ 1,707,000		$ 14,812,000

[1]	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.

Acquisitions (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 30, 2011	Dec. 31, 2011 National Beef [Member]	Jun. 30, 2011 Seghesio Family Vineyards [Member]	Dec. 31, 2011 USPB [Member]	Dec. 31, 2011 NBPCo [Member]	Dec. 31, 2011 Exercise Of Put Rights [Member] National Beef [Member]	Dec. 31, 2011 Sale Of Interest [Member] National Beef [Member]
Business Acquisition [Line Items]
Acquisition related costs			$ 14,834,000
Aggregate net cash consideration paid for interest acquired			867,869,000	86,018,000
Aggregate cash consideration paid for interest acquired			875,369,000
Percentage of interest sold								0.70%
Payment for redemption of ownership							75,947,000
Ownership percentage due to acquisition			76.10%				79.60%
Ownership percentage			78.90%
Noncontrolling interest percentage					15.10%	5.30%
Put right exercise percentage							5.10%
Proceeds from sale of interests	7,500,000
Business acquisition purchase price allocation, amortizable intangible assets			809,569,000	22,250,000
Amortization years				17
Business acquisition, purchase price allocation, inventory		280,499,000		12,822,000
Business acquisition, purchase price allocation, goodwill			8,915,000	1,053,000
Cash purchase price allocated as to property, equipment and leasehold improvements		$ 446,166,000		$ 48,503,000

Acquisitions (Schedule Of National Beef's Fair Values Of Assets Acquired, Liabilities Assumed And Noncontrolling Interests At Acquisition Date) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 30, 2011
Acquisitions [Abstract]
Cash and cash equivalents	$ 18,481
Trade, notes and other receivables	195,643
Inventory	280,499
Prepaids and other current assets	22,969
Total current assets	517,592
Intangible assets and goodwill	818,484
Other assets	4,613
Property and equipment	446,166
Total assets	1,786,855
Trade payables and expense accruals	234,451
Other current liabilities	13,746
Debt due within one year	29,262
Total current liabilities	277,459
Other non-current liabilities	1,404
Long-term debt	328,267
Total liabilities	607,130
Redeemable noncontrolling interests in subsidiary	304,356
Net assets acquired	$ 875,369

Acquisitions (Amounts Allocated To Intangible Assets, The Amortization Period And Goodwill) (Details) (USD $)	Dec. 30, 2011	Dec. 31, 2011 National Beef [Member]	Dec. 31, 2011 Customer Relationships [Member] National Beef [Member] Y	Dec. 31, 2011 Tradenames [Member] National Beef [Member] Y	Dec. 31, 2011 Cattle Supply Contracts [Member] National Beef [Member] Y	Dec. 31, 2011 Other Intangibles [Member] National Beef [Member] Y
Business Acquisition [Line Items]
Business acquisition, purchase price allocation, amortizable intangible assets		$ 809,569,000	$ 405,180,000	$ 260,059,000	$ 143,500,000	$ 830,000
Goodwill		8,915,000
Total	$ 818,484,000	$ 818,484,000
Amortization Years			18	20	15	10

Acquisitions (Pro Forma Operating Results) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisitions [Abstract]
Revenues and other income, pro forma results	$ 8,473,158	$ 7,249,343
Net income attributable to Leucadia National Corporation common shareholders	$ 112,734	$ 2,050,684

Investments In Associated Companies (Keen) (Narrative) (Details) (Keen [Member], USD $)	12 Months Ended
Dec. 31, 2009
Keen [Member]
Impairment charge of equity method investment	$ 36,544,000

Investments In Associated Companies (Mueller) (Narrative) (Details) (Mueller [Member], USD $)	12 Months Ended
Dec. 31, 2011
Mueller [Member]
Maximum percentage of outstanding shares allowed to be owned by future buyer	4.90%
Shares acquired	10,422,859
Percentage of shares owned	27.30%
Maximum percentage of outstanding shares allowed to be owned by the company	27.50%
Cash consideration	$ 408,558,000

Investments In Associated Companies (Jefferies) (Narrative) (Details) (Jefferies Group Inc [Member], USD $)	12 Months Ended
Dec. 31, 2011
Jefferies Group Inc [Member]
Aggregate shares owned	58,006,024
Percentage of shares owned	29.00%
Aggregate investment	$ 980,109,000
Shares acquired	8,654,639
Cash consideration	$ 167,753,000

Investments In Associated Companies (Berkadia) (Narrative) (Details) (USD $)	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Jun. 30, 2011 Berkadia [Member]	Dec. 31, 2009 Berkadia [Member]	Dec. 31, 2009 Berkadia [Member]	Dec. 31, 2011 Berkadia [Member]	Dec. 31, 2010 Berkadia [Member]	Sep. 30, 2009 Berkadia [Member]
Percentage of ownership owned						50.00%
Capital contributed				$ 217,169,000
Revolving credit facility				1,000,000,000	1,000,000,000		1,500,000,000
Asset Put Agreement, value								40,000,000
Income representing Company's share of bargain purchase		49,345,000			24,423,000
Amount loaned under facility							250,000,000
Surety policy issued	2,500,000,000
Reimbursement of losses incurred, maximum percentage	50.00%
Repayment of secured credit facility			250,000,000
Term of credit facility (years)				5
Commercial paper						$ 2,000,000,000

Investments In Associated Companies (JHYH) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2007
Investments In Associated Companies [Line Items]
Aggregate investment	$ 793,766,000	[1]	$ 959,936,000	[1]
JHYH [Member]
Investments In Associated Companies [Line Items]
Investment commitment to acquire equity method investments					600,000,000
Ownership percentage					50.00%
Additional percentage of profits entitled to Jefferies					20.00%
Passive investors permitted to invest					800,000,000
Distributions received	8,972,000		17,077,000
Amount invested					350,000,000
Aggregate investment	$ 323,262,000	[1]	$ 321,023,000	[1]
Maximum [Member] | JHYH [Member]
Investments In Associated Companies [Line Items]
Percentage of capital owned					50.00%

[1]	Investments accounted for under the equity method of accounting are initially recorded at their original cost and subsequently increased for the Company's share of the investees' earnings, decreased for the Company's share of the investees' losses, reduced for dividends received and impairment charges recorded, if any, and increased for any additional investment of capital.

Investments In Associated Companies (Linkem) (Narrative) (Details) (Linkem [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Linkem [Member]
Excess investment amortization period, years	12
Ownership percentage	37.00%
Cash consideration	$ 88,575,000

Investments In Associated Companies (HomeFed) (Narrative) (Details) (HomeFed Corporation [Member], USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2002	Dec. 31, 2011	Dec. 31, 2011 Parent Company Chairman [Member]	Dec. 31, 2011 Parent Company President [Member]
Investments In Associated Companies [Line Items]
Aggregate consideration of interest sold	$ 25,000,000
Cash received from sale of real estate subsidiary	$ 1,000,000
Common shares, consideration	2,474,226
Percentage of ownership owned		31.40%
Percentage ownership by related party			7.70%	9.40%

Investments In Associated Companies (ACF) (Narrative) (Details) (ACF [Member], USD $)	1 Months Ended
Oct. 31, 2010
ACF [Member]
Proceeds from sale of stock	$ 830,561,000
Cost of stock sold	$ 425,842,000

Investments In Associated Companies (Las Cruces) (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Aug. 31, 2005 Las Cruces [Member]	Dec. 31, 2010 Las Cruces [Member]	Dec. 31, 2011 Equity Method Associated Companies [Member]
Investments In Associated Companies [Line Items]
Percentage of interest sold		70.00%	30.00%
Cash from sale of investment			$ 150,000,000
Newly issued Inmet common shares, consideration		5,600,000	5,442,413
Aggregate consideration of interest sold			576,003,000
Release of guarantee debt			72,000,000
Gain on sale in investment	383,369,000		383,369,000
Undistributed earnings				$ 40,325,000

Investments In Associated Companies (Schedule Of Investments In Associated Companies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Investments In Associated Companies [Line Items]
Equity method investments	$ 793,766	[1]	$ 959,936	[1]
Investments in associated companies carried at fair value	1,198,029		1,314,227
Investments in associated companies	1,991,795		2,274,163
JHYH [Member]
Investments In Associated Companies [Line Items]
Equity method investments	323,262	[1]	321,023	[1]
Berkadia [Member]
Investments In Associated Companies [Line Items]
Equity method investments	193,496	[1]	475,071	[1]
Garcadia [Member]
Investments In Associated Companies [Line Items]
Equity method investments	72,303	[1]	35,943	[1]
HomeFed Corporation [Member]
Investments In Associated Companies [Line Items]
Equity method investments	47,493	[1]	46,083	[1]
Brooklyn Renaissance Plaza [Member]
Investments In Associated Companies [Line Items]
Equity method investments	31,931	[1]	30,539	[1]
Linkem [Member]
Investments In Associated Companies [Line Items]
Equity method investments	86,332	[1]
Associated Companies Other [Member]
Investments In Associated Companies [Line Items]
Equity method investments	38,949	[1]	51,277	[1]
Jefferies Group Inc [Member]
Investments In Associated Companies [Line Items]
Investments in associated companies carried at fair value	797,583		1,314,227
Mueller [Member]
Investments In Associated Companies [Line Items]
Investments in associated companies carried at fair value	$ 400,446

[1]	Investments accounted for under the equity method of accounting are initially recorded at their original cost and subsequently increased for the Company's share of the investees' earnings, decreased for the Company's share of the investees' losses, reduced for dividends received and impairment charges recorded, if any, and increased for any additional investment of capital.

Investments In Associated Companies (Schedule Of Income (Losses) Related To Associated Companies) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	$ (612,362)	$ 375,021	$ 805,803
Income tax (expense) benefit	218,321	5,745	(25,567)
Income (losses) related to associated companies, net of taxes	(394,041)	380,766	780,236
Jefferies Group Inc [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	(668,282)	157,873	469,820
Mueller [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	(6,093)
ACF [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes		183,572	376,490
Berkadia [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	29,033	16,166	20,811
Garcadia [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	19,996	14,424	(25,668)
JHYH [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	11,211	20,053	37,249
Linkem [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	(2,243)
HomeFed Corporation [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	1,410	1,108	882
Keen [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes			(45,475)
Las Cruces [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes		(16,159)	1,046
Other [Member]
Investments In Associated Companies [Line Items]
Income (losses) related to associated companies before income taxes	$ 2,606	$ (2,016)	$ (29,352)

Investments In Associated Companies (Schedule Of Summarized Data For Investments In Associated Companies) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In Associated Companies [Line Items]
Assets	$ 9,263,189	$ 9,350,298	$ 6,762,364
Liabilities	2,849,019	2,386,917
Noncontrolling interest	3,865	6,623
Equity Method Associated Companies [Member]
Investments In Associated Companies [Line Items]
Assets	6,849,185	4,190,534
Liabilities	3,813,236	1,882,116
Mandatorily redeemable interests	982,057	975,812
Noncontrolling interest	47,675	17,471
Total revenues (including securities gains (losses))	3,823,061	1,124,140	690,156
Income (loss) from continuing operations before extraordinary items	148,661	43,688	(294,741)
Net income (loss)	148,661	43,797	(294,741)
The Company's income (losses) related to associated companies	$ 55,920	$ 33,576	$ (40,507)

Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2009	Aug. 31, 2010 Retail Shopping Center [Member]	Dec. 31, 2011 Power Production Business [Member]	Dec. 31, 2010 Power Production Business [Member]	Sep. 30, 2010 ResortQuest [Member]	Dec. 31, 2009 WilTel [Member] Telecommunications [Member]	Oct. 31, 2010 STi Prepaid [Member] Telecommunications [Member] M	Dec. 31, 2011 STi Prepaid [Member] Telecommunications [Member]	Dec. 31, 2010 STi Prepaid [Member] Telecommunications [Member]	Dec. 31, 2011 Empire Insurance Company [Member]	Dec. 31, 2010 Empire Insurance Company [Member]	Dec. 31, 2009 Empire Insurance Company [Member]	Oct. 31, 2012 Keen [Member]	Dec. 31, 2009 Keen [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of discontinued operations before tax and after tax		$ 4,526,000			$ 35,367,000				$ 21,104,000
Gain on disposal of discontinued operations before tax								9,669,000
Net investment in subsidiary							(19,255,000)
Cash proceeds from discontinued operations										4,690,000	11,640,000	11,253,000
Income (loss) from discontinued operations						15,222,000				4,690,000	11,640,000	11,253,000
Reduction of carrying amount of business to fair value				25,321,000
Carrying amount of assets to fair value after writedown				0
Number of months of payment for consideration							26
Power production facility, initial acquisition costs			4,567,000
Bargain purchase gain related to Keen	49,345,000													49,345,000
Aggregate consideration from sale		$ 17,064,000			$ 52,371,000		$ 20,000,000						$ 137,500,000
Leucadia common shares received in resolution of lawsuit						636,300

Discontinued Operations (Summary Of Results Of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax benefit	$ (1,072)	$ (2,350)	$ (57)
Telecommunications [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues of discontinued operations		276,253	426,027
Cost of sales - telecommunications		235,943	363,885
Oil And Gas Drilling Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues of discontinued operations	133,782	116,542	11,102
Direct operating expenses	100,639	93,281	8,830
Property Management And Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues of discontinued operations		87,039	112,796
Direct operating expenses		62,595	92,421
Investment And Other Income [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues of discontinued operations	3,316	10,545	54,328
Discontinued Operating Companies [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues of discontinued operations	137,098	490,379	604,253
Interest	141	1,249	237
Salaries and incentive compensation	5,445	15,364	17,153
Depreciation and amortization	21,051	32,531	11,541
Selling, general and other expenses	10,011	84,841	73,267
Total expenses	137,287	525,804	567,334
Income (loss) from discontinued operations before income taxes	(189)	(35,425)	36,919
Income tax benefit	(1,072)	(2,350)	(57)
Income (loss) from discontinued operations after income taxes	$ 883	$ (33,075)	$ 36,976

Investments (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended		1 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Inmet Mining Corporation [Member]	Dec. 31, 2010 Inmet Mining Corporation [Member]	Jul. 31, 2007 Fortescue [Member]	Aug. 31, 2006 Fortescue [Member]	Dec. 31, 2011 Fortescue [Member]	Dec. 31, 2010 Fortescue [Member]	Aug. 31, 2006 Zero-Coupon Note [Member] Fortescue [Member]	Dec. 31, 2011 Zero-Coupon Note [Member] Fortescue [Member] Y
Schedule of Investments [Line Items]
Investments owned at cost							$ 44,217,000	$ 408,030,000
Shares acquired							13,986,000	264,000,000
Investment in note receivable								100,000,000				100,000,000
Common shares sold	100,000,000								117,400,000	30,000,000
Proceeds from sale of investments	506,490,000								732,217,000	121,498,000
Net securities gains (losses) on investments	417,887,000	641,476,000	179,494,000	(21,106,000)					628,197,000	94,918,000
Shares held of common stock					11,042,413	11,042,413			130,586,000
Percentage of outstanding shares					15.90%
Percentage of iron ore revenue, net of government royalties, that is used to calculate interest on note									4.00%	4.00%
Deferred interest payments, interest rate										9.50%
Discount rate on note receivable									12.50%	12.50%	12.50%
Prepaid mining interest									152,521,000	164,321,000
FMG note aggregate book value									290,415,000	276,148,000
Zero-coupon note maturity term, years												13
Securities owned and pledged as collateral			$ 4,615,000

Investments (Summary Of Investments Current And Non-Current) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Total current investments	$ 150,135,000	$ 264,572,000
Total non-current investments	2,226,875,000	3,832,659,000
FMG Zero Coupon Note Component [Member]
Schedule of Investments [Line Items]
Other investments - non-current	40,801,000
Amortized Cost [Member]
Schedule of Investments [Line Items]
Investments available for sale - current	146,594,000	253,273,000
Other investments, including accrued interest income	4,113,000	11,067,000
Total current investments	150,707,000	264,340,000
Total non-current investments	1,517,649,000	1,958,287,000
Amortized Cost [Member] | Fortescue [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	115,703,000	219,723,000
Amortized Cost [Member] | Inmet Mining Corporation [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	504,006,000	504,006,000
Amortized Cost [Member] | Other Investments Available For Sale [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	724,664,000	1,067,928,000
Amortized Cost [Member] | Private Equity Funds [Member]
Schedule of Investments [Line Items]
Other investments - non-current	85,528,000	86,944,000
Amortized Cost [Member] | Non-Agency Mortgage-Backed Bond Securitization Portfolio [Member]
Schedule of Investments [Line Items]
Other investments - non-current	1,649,000	3,304,000
Amortized Cost [Member] | FMG Zero Coupon Note Component [Member]
Schedule of Investments [Line Items]
Other investments - non-current	40,801,000	36,268,000
Amortized Cost [Member] | Other Non-Publicly Traded Investments [Member]
Schedule of Investments [Line Items]
Other investments - non-current	45,298,000	40,114,000
Carrying Value And Estimated Fair Value [Member]
Schedule of Investments [Line Items]
Investments available for sale - current	145,977,000	253,589,000
Other investments, including accrued interest income	4,158,000	10,983,000
Total current investments	150,135,000	264,572,000
Total non-current investments	2,226,875,000	3,832,659,000
Carrying Value And Estimated Fair Value [Member] | Fortescue [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	569,256,000	1,659,617,000
Carrying Value And Estimated Fair Value [Member] | Inmet Mining Corporation [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	708,193,000	862,481,000
Carrying Value And Estimated Fair Value [Member] | Other Investments Available For Sale [Member]
Schedule of Investments [Line Items]
Investments available for sale - non-current	776,444,000	1,144,141,000
Carrying Value And Estimated Fair Value [Member] | Private Equity Funds [Member]
Schedule of Investments [Line Items]
Other investments - non-current	85,528,000	86,944,000
Carrying Value And Estimated Fair Value [Member] | Non-Agency Mortgage-Backed Bond Securitization Portfolio [Member]
Schedule of Investments [Line Items]
Other investments - non-current	1,649,000	3,304,000
Carrying Value And Estimated Fair Value [Member] | FMG Zero Coupon Note Component [Member]
Schedule of Investments [Line Items]
Other investments - non-current	40,801,000	36,268,000
Carrying Value And Estimated Fair Value [Member] | Other Non-Publicly Traded Investments [Member]
Schedule of Investments [Line Items]
Other investments - non-current	$ 45,004,000	$ 39,904,000

Investments (Amortized Cost, Gross Unrealized Gains And Losses And Estimated Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 146,594
Gross Unrealized Gains	83
Gross Unrealized Losses	700
Estimated Fair Value	145,977
Current Investments [Member] | U.S. Government And Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	139,940	246,996
Gross Unrealized Gains	13	21
Gross Unrealized Losses	1
Estimated Fair Value	139,952	247,017
Current Investments [Member] | All Other Corporates [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,649	6,277
Gross Unrealized Gains	70	300
Gross Unrealized Losses	0	5
Estimated Fair Value	5,719	6,572
Current Investments [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	145,589	253,273
Gross Unrealized Gains	83	321
Gross Unrealized Losses	1	5
Estimated Fair Value	145,671	253,589
Current Investments [Member] | Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,005
Gross Unrealized Losses	699
Estimated Fair Value	306
Non-Current Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,344,373	1,791,657
Gross Unrealized Gains	711,476	1,877,646
Gross Unrealized Losses	1,956	3,064
Estimated Fair Value	2,053,893	3,666,239
Non-Current Investments [Member] | U.S. Government And Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		7,806
Gross Unrealized Losses		90
Estimated Fair Value		7,716
Non-Current Investments [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	666,801	776,934
Gross Unrealized Gains	698,157	1,866,165
Gross Unrealized Losses	299	492
Estimated Fair Value	1,364,659	2,642,607
Non-Current Investments [Member] | Common Stocks: Banks, Trusts And Insurance Companies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	22,084	16,340
Gross Unrealized Gains	28,887	32,936
Estimated Fair Value	50,971	49,276
Non-Current Investments [Member] | Common Stocks: Industrial, Miscellaneous And All Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	644,717	760,594
Gross Unrealized Gains	669,270	1,833,229
Gross Unrealized Losses	299	492
Estimated Fair Value	1,313,688	2,593,331
Non-Current Investments [Member] | Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	676,577	1,014,723
Gross Unrealized Gains	13,319	11,481
Gross Unrealized Losses	1,163	2,572
Estimated Fair Value	688,733	1,023,632
Non-Current Investments [Member] | U.S. Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	609,617	815,066
Gross Unrealized Gains	12,683	10,564
Gross Unrealized Losses	109	2,247
Estimated Fair Value	622,191	823,383
Non-Current Investments [Member] | Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	66,960	191,851
Gross Unrealized Gains	636	917
Gross Unrealized Losses	1,054	235
Estimated Fair Value	66,542	192,533
Non-Current Investments [Member] | Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	995
Gross Unrealized Losses	494
Estimated Fair Value	$ 501

Investments (Amounts Recognized In Consolidated Statements Of Operations Related To Notes Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income on FMG Note	$ 214,455	$ 149,257	$ 66,079
Amortization expense on prepaid mining interest	54,429	53,228	53,692
Fortescue [Member]
Interest income on FMG Note	214,455	149,257	66,079
Interest accreted on zero-coupon note component	4,533	4,030	3,582
Amortization expense on prepaid mining interest	$ 11,800	$ 9,943	$ 7,293

Investments (Amortized Cost And Estimated Fair Value Of Non-Current Investments Classified As Available For Sale By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Investments [Abstract]
Due after one year through five years, Amortized Cost	$ 24,918
Due after one year through five years, Estimated Fair Value	25,024
Due after five years through ten years, Amortized Cost
Due after five years through ten years, Estimated Fair Value
Due after ten years, Amortized Cost
Due after ten years, Estimated Fair Value
Non-current fixed maturities investments excluding mortgage-backed and asset-backed securities, Amortized Cost	24,918
Non-current fixed maturities investments excluding mortgage-backed and asset-backed securities, Estimated Fair Value	25,024
Mortgage-backed and asset-backed securities, Amortized Cost	651,659
Mortgage-backed and asset-backed securities, Estimated Fair Value	663,709
Total non-current fixed maturities investments, Amortized Cost	676,577
Total non-current fixed maturities investments, Estimated Fair Value	$ 688,733

Trade, Notes And Other Receivables, Net (Summary of Current Trade, Notes and Other Receivables, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	$ 342,867	$ 127,705
Allowance for doubtful accounts	(3,857)	(4,693)
Total current trade, notes and other receivables, net	339,010	123,012
Trade Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	206,331	15,982
Accrued Interest On FMG Note [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	107,881	83,659
Receivables Related To Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	4,572	9,977
Receivables Relating To Real Estate Activities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	4,707	4,696
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	$ 19,376	$ 13,391

Inventory (Summary Of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory [Abstract]
Finished goods	$ 233,542	$ 39,963
Work in process	49,514	12,441
Raw materials, supplies and other	71,522	5,876
Inventory, net	$ 354,578	$ 58,280

Intangible Assets, Net And Goodwill (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Amortization expense on intangible assets	$ 7,103,000	$ 8,401,000	$ 7,657,000
Future amortization expense, 2012	52,347,000
Future amortization expense, 2013	52,196,000
Future amortization expense, 2014	52,156,000
Future amortization expense, 2015	49,363,000
Future amortization expense, 2016	48,438,000
Goodwill	18,119,000	8,151,000
Conwed Plastics [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	8,151,000	8,151,000
National Beef [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	8,915,000
Winery Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,053,000

Intangible Assets, Net And Goodwill (Schedule Of Intangible Assets, Net And Goodwill) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 18,119,000	$ 8,151,000
Intangible assets, net and goodwill, total	876,589,000	42,636,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net (excluding goodwill)	426,603,000	23,338,000
Intangibles, accumulated amortization	41,958,000	39,051,000
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net (excluding goodwill)	9,081,000	9,670,000
Intangibles, accumulated amortization	2,917,000	2,328,000
Trademarks And Tradename [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net (excluding goodwill)	278,024,000	1,210,000
Intangibles, accumulated amortization	1,527,000	791,000
Cattle Supply Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net (excluding goodwill)	143,500,000
Other Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net (excluding goodwill)	1,262,000	267,000
Intangibles, accumulated amortization	$ 5,095,000	$ 2,650,000

Other Assets (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 acre	Dec. 31, 2010 acre
Other Assets [Line Items]
Restricted cash	$ 64,609,000	$ 90,587,000
Premier [Member]
Other Assets [Line Items]
Restricted cash		14,600,000
Panama City [Member]
Other Assets [Line Items]
Acres of land to be acquired	708	708
Restricted cash	56,500,000	56,500,000
Cost of land to be acquired	$ 51,870,000

Other Assets (Summary Of Non-Current Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Abstract]
Real Estate	$ 173,077	$ 168,001
Unamortized debt expense	11,454	16,125
Restricted cash	64,609	90,587
Prepaid mining interest	139,572	153,210
Other	18,658	17,865
Total non-current other assets	$ 407,370	$ 445,788

Property, Equipment And Leasehold Improvements, Net (Summary Of Property, Equipment And Leasehold Improvements, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,207,272	$ 696,539
Accumulated depreciation and amortization	(323,163)	(286,325)
Property, equipment and leasehold improvements, net	884,109	410,214
Land, Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	601,681	381,880
Depreciable Lives, minimum (in years)	3
Depreciable Lives, maximum (in years)	45
Beef Processing Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	201,934
Depreciable Lives, minimum (in years)	2
Depreciable Lives, maximum (in years)	15
Other Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	202,405	190,141
Depreciable Lives, minimum (in years)	3
Depreciable Lives, maximum (in years)	25
Corporate Aircraft [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	111,279	99,437
Depreciable Lives, minimum (in years)	5
Depreciable Lives, maximum (in years)	10
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,285	21,346
Depreciable Lives, minimum (in years)	2
Depreciable Lives, maximum (in years)	10
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	53,526	1,448
Other PP&E [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 13,162	$ 2,287
Depreciable Lives, minimum (in years)	3
Depreciable Lives, maximum (in years)	7

Trade Payables And Expense Accruals (Summary Of Trade Payables And Expense Accruals) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2011 Premier [Member]
Trade payables	$ 80,960,000	$ 13,900,000
Book overdrafts	92,254,000	3,177,000
Cattle purchases payable	31,431,000
Payables related to securities	955,000	1,878,000
Accrued compensation, severance and other employee benefits	89,061,000	66,516,000
Accrued legal and professional fees	18,364,000	7,338,000
Accrued litigation settlement		11,229,000	9,000,000
Taxes other than income	9,207,000	4,332,000
Accrued interest payable	35,496,000	40,250,000
Other	16,593,000	18,604,000
Total current trade payable and expense accruals, net	$ 374,321,000	$ 167,224,000

Indebtedness (Parent Company Debt) (Narrative) (Details) (USD $)	12 Months Ended												12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Selling, General And Other Expenses [Member]	Dec. 31, 2010 Selling, General And Other Expenses [Member]	Dec. 31, 2009 Investment And Other Income [Member]	Dec. 31, 2011 7 3/4% Senior Notes Due 2013 [Member]	Dec. 31, 2010 7 3/4% Senior Notes Due 2013 [Member]	Dec. 31, 2011 7 1/8% Senior Notes Due 2017 [Member]	Dec. 31, 2010 7 1/8% Senior Notes Due 2017 [Member]	Dec. 31, 2011 8 1/8% Senior Notes Due 2015 [Member]	Dec. 31, 2010 8 1/8% Senior Notes Due 2015 [Member]	Dec. 31, 2011 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2010 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Apr. 30, 2004 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2011 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member]	Dec. 31, 2010 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member]	Dec. 31, 2011 Term Loan [Member] National Beef [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] National Beef [Member]
Debt Instrument [Line Items]
Convertible Senior Subordinated Notes													$ 97,581,000	$ 97,581,000	$ 350,000,000
Interest rate							7.75%	7.75%	7.13%	7.13%	8.13%	8.13%	3.75%	3.75%	3.75%	8.65%	8.65%	2.10%	2.20%
Aggregate pre-tax gains (losses) on extinguishment of debt	(6,352,000)	(5,138,000)	6,693,000	(6,352,000)	(5,138,000)	6,693,000
Shares issuable upon potential conversion of convertible notes	4,327,317
Incremental principal amount of notes													1,000
Conversion price per common share for convertible notes													$ 22.55
Conversion rate of shares per one thousand dollars of principal amount													44.3459
Principal amount converted of convertible notes			123,529,000
Amount paid to note holders to induce conversion of convertible debt			25,990,000
Shares issued upon conversion of convertible notes			5,378,606
Expected aggregate principal payments to redeem bonds in March 2012	$ 528,308,000

Indebtedness (Subsidiary Debt) (Narrative) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 National Beef [Member]	Dec. 31, 2010 MB1 [Member]	Dec. 31, 2011 Subsidiaries [Member]	Dec. 31, 2001 Subsidiaries [Member]	Dec. 31, 2011 Revolving Credit Facility And Term Loan [Member] Maximum [Member] National Beef [Member]	Dec. 31, 2011 Revolving Credit Facility And Term Loan [Member] Minimum [Member] National Beef [Member]	Dec. 31, 2011 Term Loan [Member] National Beef [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] National Beef [Member]
Debt Instrument [Line Items]
Term loan	$ 323,750,000								$ 323,750,000
Revolving credit facility										250,000,000
Amount outstanding under revolving credit facility	92,103,000
Term loan quarterly principal payment									9,250,000
Percentage added to base rate or LIBOR rate							2.50%	0.75%
Interest rate									2.10%	2.20%
Aircraft financing		32,881,000				53,100,000
Industrial revenue bonds			12,245,000
Nonrecourse indebtedness collateralized by assets				100,524,000	433,399,000
Other subsidiary assets pledged for indebtedness					1,786,858,000
Debt subject to mandatory redemption year one	29,264,000
Debt subject to mandatory redemption year two	445,305,000
Debt subject to mandatory redemption year three	136,888,000
Debt subject to mandatory redemption year four	499,071,000
Debt subject to mandatory redemption year five	283,918,000
Weighted average interest rate, repurchase agreements	0.30%
Portfolio weighted average life, years	5
Portfolio duration, years	0.76
Weighted average interest rate on short-term borrowings	0.30%	0.40%
Aggregate outstanding letters of credit			$ 22,976,000		$ 36,524,000

Indebtedness (Schedule Of Indebtedness) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2004
Debt Instrument [Line Items]
Term loan	$ 323,750,000
Revolving credit facility	92,103,000
Aircraft financing		32,881,000
Total debt	1,903,653,000	1,680,106,000
Less: current maturities	(29,264,000)	(133,451,000)
Long-term debt	1,874,389,000	1,546,655,000
7 3/4% Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	94,401,000	94,346,000
Debt discount	99,000	154,000
Interest rate	7.75%	7.75%
7% Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	312,463,000	312,585,000
Debt premium	218,000	340,000
Interest rate	7.00%	7.00%
7 1/8% Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	423,140,000	478,000,000
Interest rate	7.13%	7.13%
8 1/8% Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Senior Notes	454,385,000	474,563,000
Debt discount	4,256,000	5,437,000
Interest rate	8.13%	8.13%
3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]
Debt Instrument [Line Items]
Convertible Senior Subordinated Notes	97,581,000	97,581,000	350,000,000
Interest rate	3.75%	3.75%	3.75%
8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member]
Debt Instrument [Line Items]
Junior Subordinated Deferrable Interest Debentures	88,204,000	89,554,000
Interest rate	8.65%	8.65%
Capital Lease [Member]
Debt Instrument [Line Items]
Capital leases	5,301,000	57,000
Weighted-average interest rate	5.70%
Other Debt [Member]
Debt Instrument [Line Items]
Other	$ 12,325,000	$ 100,539,000
Weighted-average interest rate	0.20%

Indebtedness (Schedule Of Debt Repurchases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended								12 Months Ended
	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Dec. 31, 2011 7 3/4% Senior Notes Due 2013 [Member]	Dec. 31, 2010 7 3/4% Senior Notes Due 2013 [Member]	Dec. 31, 2010 7 3/4% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2011 7 3/4% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2009 7 3/4% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2011 7% Senior Notes Due 2013 [Member]	Dec. 31, 2010 7% Senior Notes Due 2013 [Member]	Dec. 31, 2010 7% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2009 7% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2011 7% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2011 7 1/8% Senior Notes Due 2017 [Member]	Dec. 31, 2010 7 1/8% Senior Notes Due 2017 [Member]	Dec. 31, 2011 7 1/8% Senior Notes Due 2017 [Member] Parent Company [Member]	Dec. 31, 2010 7 1/8% Senior Notes Due 2017 [Member] Parent Company [Member]	Dec. 31, 2009 7 1/8% Senior Notes Due 2017 [Member] Parent Company [Member]	Dec. 31, 2011 8 1/8% Senior Notes Due 2015 [Member]	Dec. 31, 2010 8 1/8% Senior Notes Due 2015 [Member]	Dec. 31, 2011 8 1/8% Senior Notes Due 2015 [Member] Parent Company [Member]	Dec. 31, 2010 8 1/8% Senior Notes Due 2015 [Member] Parent Company [Member]	Dec. 31, 2009 8 1/8% Senior Notes Due 2015 [Member] Parent Company [Member]	Dec. 31, 2011 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2010 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Apr. 30, 2004 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2011 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member]	Dec. 31, 2010 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member]	Dec. 31, 2011 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member] Parent Company [Member]	Dec. 31, 2010 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member] Parent Company [Member]	Dec. 31, 2009 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member] Parent Company [Member]
Debt Instrument [Line Items]
Principal amounts repurchased	$ 77,569	$ 76,846	$ 42,055			$ 5,500					$ 27,200	$ 35,555				$ 54,860	$ 22,000				$ 21,359	$ 20,000							$ 1,350	$ 2,146	$ 6,500
Interest rate				7.75%	7.75%	7.75%	7.75%	7.75%	7.00%	7.00%	7.00%	7.00%	7.00%	7.13%	7.13%	7.13%	7.13%	7.13%	8.13%	8.13%	8.13%	8.13%	8.13%	3.75%	3.75%	3.75%	8.65%	8.65%	8.65%	8.65%	8.65%

Redeemable Noncontrolling Interests In Subsidiary (Narrative) (Details)	12 Months Ended
Dec. 31, 2011 Y
Other Members [Member] | Call Rights [Member]
Purchase Requirement [Line Items]
Anniversary of acquisition, (years)	10
Fifth Anniversary [Member] | National Beef [Member] | Put Rights [Member]
Purchase Requirement [Line Items]
Ownership interest	33.30%
Anniversary of acquisition, (years)	5
Seventh Anniversary [Member] | National Beef [Member] | Put Rights [Member]
Purchase Requirement [Line Items]
Ownership interest	33.30%
Anniversary of acquisition, (years)	7
Tenth Anniversary [Member] | National Beef [Member] | Put Rights [Member]
Purchase Requirement [Line Items]
Ownership interest	33.30%
Anniversary of acquisition, (years)	10
Maximum [Member] | USPB [Member] | Call Rights [Member]
Purchase Requirement [Line Items]
Ownership interest	20.00%
Maximum [Member] | Other Members [Member] | Call Rights [Member]
Purchase Requirement [Line Items]
Ownership interest	50.00%

Common Shares, Stock Options And Preferred Shares (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended									12 Months Ended				12 Months Ended			36 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Fixed Stock Option Plan [Member]	Dec. 31, 2011 Employee [Member] Fixed Stock Option Plan [Member]	Dec. 31, 2011 Non Employee Director [Member] Fixed Stock Option Plan [Member]	Dec. 31, 2011 Former Executive Officer [Member] Stock Appreciation Rights [Member]	Dec. 31, 2010 Former Executive Officer [Member] Stock Appreciation Rights [Member]	Dec. 31, 2009 Former Executive Officer [Member] Stock Appreciation Rights [Member]	Dec. 31, 2011 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2010 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2011 Warrants Issued In 2006 [Member]	Dec. 31, 2011 Warrants Issued In 2011 [Member]	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2010 Stock Option [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2010 Corporate [Member]	Dec. 31, 2009 Corporate [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2011 Subsidiary [Member] Stock Option [Member]	Dec. 31, 2010 Subsidiary [Member] Stock Option [Member]	Dec. 31, 2009 Subsidiary [Member] Stock Option [Member]
Common Shares, Stock Options and Preferred Shares [Line Items]
Common shares received upon warrants exercised														261,599
Number of shares acquired during the period																					4,949
Average price per share for shares acquired																					$ 34.92
Shares authorized to be repurchased	11,987,880
Stock available for grant under fixed stock option plan				1,057,250
Warrants to purchase common shares granted to each of Chairman and President														2,000,000	2,000,000
Exercise price														$ 28.515	$ 33.84
Value of share on exercise date														$ 32.806
Exercise price as a percentage of closing price per share														105.00%	105.00%
Vesting period, years					five	four								four
Warrants expiration date														March 5, 2011	2016
Vesting upon shareholder approval															20.00%
Additional vesting percentage															20.00%
Vesting tranches															5
Share-based compensation	$ 23,264,000	$ 4,260,000	$ 11,106,000												$ 18,941,000			$ 23,019,000	$ 4,067,000	$ 10,905,000		$ 245,000	$ 193,000	$ 201,000
Decrease in net income as a result of share based compensation	15,203,000	3,955,000	10,905,000
Weighted-average period of share-based compensation plans, years	1.7
Weighted-average fair value per grant	$ 13.18	$ 9.09	$ 8.8												$ 13.35
Common shares reserved										4,327,317	4,279,868	4,000,000	4,000,000			3,308,755	3,564,150
Total unrecognized compensation cost related to nonvested share-based compensation plans	43,555,000
Preferred shares authorized	6,000,000	6,000,000
Preferred shares, par value	$ 1	$ 1
Stock appreciation rights, terms in years	7
Expense relating to stock appreciation rights							$ (4,447,000)	$ 261,000	$ 3,102,000

Common Shares, Stock Options And Preferred Shares (Summary Of Company's Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Common Shares, Stock Options And Preferred Shares [Abstract]
Common Shares Subject to Option, Balance	2,622,500	2,196,240	2,300,290
Common Shares Subject to Option, Granted	12,000	972,000	12,000
Common Shares Subject to Option, Exercised	(255,445)	(520,740)	(47,250)
Common Shares Subject to Option, Cancelled	(127,600)	(25,000)	(68,800)
Common Shares Subject to Option, Balance	2,251,455	2,622,500	2,196,240
Common Shares Subject to Option, Exercisable	870,955
Weighted-Average Exercise Prices, Balance	$ 27.61	$ 26.4	$ 26.29
Weighted-Average Exercise Prices, Granted	$ 35.78	$ 27.17	$ 24.44
Weighted-Average Exercise Prices, Exercised	$ 27.89	$ 21.69	$ 20.28
Weighted-Average Exercise Prices, Cancelled	$ 27.63	$ 27.66	$ 26.38
Weighted-Average Exercise Prices, Balance	$ 27.62	$ 27.61	$ 26.4
Weighted-Average Exercise Prices, Exercisable	$ 27.83
Weighted-Average Remaining Contractual Term, Years	3.2
Weighted-Average Remaining Contractual Term, Exercisable, Years	1.9
Aggregate Intrinsic Value, Exercised	$ 2,412,000	$ 2,809,000	$ 169,000

Common Shares, Stock Options And Preferred Shares (Summary Of Weighted-Average Assumptions Used For Grants) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Common Shares, Stock Options And Preferred Shares [Abstract]
Risk free interest rate	1.58%	1.27%	1.99%
Expected volatility	45.25%	45.78%	44.12%
Expected dividend yield	0.70%	0.87%	0.51%
Expected life, years	4.3	4	4.3
Weighted-average fair value per grant	$ 13.18	$ 9.09	$ 8.8

Accumulated Other Comprehensive Income (Summary Of Accumulated Other Comprehensive Income, Net Of Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income [Line Items]
Net unrealized gains on investments	$ 998,151	$ 1,749,757	$ 1,034,164
Net unrealized foreign exchange gains (losses)	(3,168)	(3,838)	4,024
Net unrealized gains on derivative instruments			1,005
Accumulated other comprehensive income, net of taxes, Total	912,421	1,687,363	985,032
Net Minimum Pension Liability [Member]
Accumulated Other Comprehensive Income [Line Items]
Accumulated other comprehensive income (loss) related to defined benefit pension and other postretirement plans, net of tax	(83,537)	(60,177)	(56,948)
Net Postretirement Benefit [Member]
Accumulated Other Comprehensive Income [Line Items]
Accumulated other comprehensive income (loss) related to defined benefit pension and other postretirement plans, net of tax	$ 975	$ 1,621	$ 2,787

Net Securities Gains (Losses) (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Securities Gains (Losses) [Line Items]
Common shares sold	100,000,000
Net securities gains (losses)	$ 417,887,000	$ 641,476,000	$ 179,494,000	$ (21,106,000)
Proceeds from sales of investments		4,217,334,000	838,197,000	2,112,574,000
Gross gains		638,863,000	104,392,000	18,653,000
Gross losses		5,235,000	683,000	21,696,000
Fortescue [Member]
Net Securities Gains (Losses) [Line Items]
Common shares sold		117,400,000	30,000,000
Net securities gains (losses)		628,197,000	94,918,000
LPH [Member]
Net Securities Gains (Losses) [Line Items]
Net securities gains (losses)			$ 66,200,000

Net Securities Gains (Losses) (Summary Of Net Securities Gains (Losses)) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net Securities Gains (Losses) [Abstract]
Net realized gains on securities		$ 644,777,000		$ 182,060,000		$ 10,440,000
Write-down of investments		(3,586,000)	[1]	(2,474,000)	[1]	(31,420,000)	[1]
Net unrealized gains (losses) on trading securities		285,000		(92,000)		(126,000)
Net securities gains (losses)	$ 417,887,000	$ 641,476,000		$ 179,494,000		$ (21,106,000)

[1]	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.

Other Results of Operations Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Results Of Operations Information [Abstract]
Interest on fixed maturity investments	$ 30,996,000	$ 22,148,000	$ 26,784,000
Dividend income	18,359,000	3,654,000	3,944,000
Other investment income	608,000	1,153,000	1,349,000
Income related to Fortescue's Pilbara project (see Note 6)	214,455,000	149,257,000	66,079,000
Gain on sale of Las Cruces		383,369,000
Gain on forgiveness of debt	81,848,000
Gains on sale of real estate and other assets, net of costs	2,115,000	2,559,000	12,767,000
Income related to settlement of insurance claims		106,000	5,272,000
Gain related to lawsuits and other settlements	141,000	3,446,000	10,453,000
Gain on buyback of debt			6,693,000
Government grants reimbursement	5,366,000	11,143,000
Rental income	11,126,000	12,417,000	14,149,000
Winery revenue	38,161,000	23,569,000	20,735,000
Other	27,836,000	36,525,000	39,675,000
Total investments and other income	431,011,000	649,346,000	207,900,000
Taxes other than income or payroll	19,760,000	19,965,000	17,947,000
Advertising cost	11,282,000	10,161,000	9,233,000
Research and development costs	$ 22,152,000	$ 5,476,000	$ 3,525,000

Income Taxes (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Consolidated Tax Group [Member]	Dec. 31, 2011 Expire in 2020 [Member]	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) [Member]	Dec. 31, 2010 Income (Loss) Related To Associated Companies [Member]	Dec. 31, 2009 Income (Loss) Related To Associated Companies [Member]	Dec. 31, 2011 Subsidiary [Member]
Income Taxes [Line Items]
Expected decrease in unrecognized tax benefit related to uncertain tax position over next 12 months			$ 300,000
Deferred federal minimum tax expense (benefit)								22,678,000		11,594,000
Operating loss carryforwards					1,228,800,000	2,568,000					3,509,350,000
Decrease in valuation allowance	1,157,111,000			1,157,111,000
Alternative minimum taxable income to be offset by NOL			1,940,000,000
Reversal of deferred federal minimum tax liabilities		$ 11,594,000					$ 22,678,000		$ 11,594,000

Income Taxes (Schedule Of Principal Components Of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Securities valuation reserves	$ 49,893	$ 52,444
Other assets	78,289	85,490
NOL carryover	1,730,465	1,962,914
Intangible assets, net and goodwill	23,037
Other liabilities	12,386	23,433
Gross tax assets	1,894,070	2,124,281
Valuation allowance	(109,181)	(109,181)
Net tax asset	1,784,889	2,015,100
Unrealized gains on investments	(148,007)	(822,095)
Property and equipment	(45,784)	(4,452)
Other	(6,212)	(12,995)
Gross tax liability	(200,003)	(839,542)
Net deferred tax asset	$ 1,584,886	$ 1,175,558

Income Taxes (Schedule Of Provision (Benefit) For Income Taxes) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
State income taxes		$ 9,230,000	$ 5,512,000	$ (1,798,000)
Resolution of state tax contingencies			(600,000)	(2,025,000)
Federal income taxes, deferred		238,060,000
Decrease in valuation allowance	(1,157,111,000)		(1,157,111,000)
Foreign income taxes		23,026,000	15,231,000	11,023,000
Income taxes		$ 270,316,000	$ (1,136,968,000)	$ 7,200,000

Income Taxes (Schedule Of Reconciliation Of Expected Statutory Federal Income Tax To Actual Income Tax Provision (Benefit)) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Expected federal income tax		$ 237,109,000	$ 134,029,000	$ (100,762,000)
State income taxes, net of federal income tax benefit		6,885,000	5,512,000	(1,798,000)
Decrease in valuation allowance	(1,157,111,000)		(1,157,111,000)
Tax expense not provided on income recorded prior to the reversal of deferred tax valuation allowance			(139,108,000)
Tax benefit of current year losses fully reserved in valuation allowance				118,285,000
Accounting expense for warrants in excess of tax deduction		7,141,000
Resolution of tax contingencies			(600,000)	(2,025,000)
Permanent differences		2,552,000	5,079,000	(17,523,000)
Foreign taxes		14,967,000	15,231,000	11,023,000
Other		1,662,000
Income taxes		$ 270,316,000	$ (1,136,968,000)	$ 7,200,000

Income Taxes (Schedule Of Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrecognized Tax Benefits Components [Line Items]
Unrecognized Tax Benefits, Beginning Balance	$ 9,300	$ 9,600	$ 11,100
Additions to unrecognized tax benefits			200
Additional interest expense recognized	500	500	600
Audit payments		(200)	(300)
Reduction as a result of the lapse of the statute of limitations and completion of audits		(600)	(2,000)
Unrecognized Tax Benefits, Ending Balance	9,800	9,300	9,600
Interest [Member]
Unrecognized Tax Benefits Components [Line Items]
Unrecognized Tax Benefits, Beginning Balance	3,000	2,900	3,200
Additions to unrecognized tax benefits
Additional interest expense recognized	500	500	600
Audit payments		(100)	(100)
Reduction as a result of the lapse of the statute of limitations and completion of audits		(300)	(800)
Unrecognized Tax Benefits, Ending Balance	3,500	3,000	2,900
Unrecognized Tax Benefits [Member]
Unrecognized Tax Benefits Components [Line Items]
Unrecognized Tax Benefits, Beginning Balance	6,300	6,700	7,900
Additions to unrecognized tax benefits			200
Audit payments		(100)	(200)
Reduction as a result of the lapse of the statute of limitations and completion of audits		(300)	(1,200)
Unrecognized Tax Benefits, Ending Balance	$ 6,300	$ 6,300	$ 6,700

Pension Plans And Postretirement Benefits (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Pension plan settlement charge		$ 12,728,000
Current expected inflation rate	2.50%
Short duration risk-free real rate of return, minimum	1.50%
Short duration risk-free real rate of return, maximum	1.70%
Inflation risk premium rate	0.20%
Default risk premium rate	0.75%
Expected long-term rate of return assumption	4.25%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, contributions by employer	43,823,000	32,511,000
Charge to accumulated other comprehensive income (loss)	104,424,000	68,094,000
Accrued pension cost	63,073,000	62,765,000
Employer contributions expected next year	3,000,000
Expected long-term rate of return assumption	4.25%	6.00%
Estimated net loss expected to be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for next year	5,928,000
Frozen Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, contributions by employer		9,636,000
Pension plan settlement charge		12,728,000
Defined Contribution Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension expense	$ 2,724,000	$ 2,148,000	$ 2,288,000
Investment Grade Portfolio [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum duration in years, bonds	5
Fixed Income Portfolio [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum duration in years, bonds	2
Investments Restrictions And Limitations [Member] | Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of a single security	5.00%
Maturity limit in any one security, years	30
Percentage of maximum market value of the portfolio in collateralized mortgage obligations	10.00%

Pension Plans And Postretirement Benefits (Components Of Defined Benefit Pension Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 11,233,000	$ 11,944,000	$ 12,433,000
Actuarial loss	2,659,000	1,929,000	2,290,000
Fair value of plan assets at beginning of period	145,124,000
Fair value of plan assets at December 31	188,876,000	145,124,000
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of period	207,889,000	235,846,000
Interest cost	11,233,000	12,295,000
Actuarial loss	39,028,000	19,313,000
Settlement payment		(50,200,000)
Benefits paid	(6,201,000)	(9,365,000)
Projected benefit obligation at December 31	251,949,000	207,889,000
Fair value of plan assets at beginning of period	145,124,000	167,652,000
Actual return on plan assets	7,166,000	6,898,000
Employer contributions	43,823,000	32,511,000
Administrative expenses	(1,036,000)	(2,372,000)
Fair value of plan assets at December 31	188,876,000	145,124,000
Funded Status at end of year	$ (63,073,000)	$ (62,765,000)

Pension Plans And Postretirement Benefits (Schedule Of Pension Expense Related To Defined Benefit Pension Plans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans And Postretirement Benefits [Abstract]
Interest cost	$ 11,233	$ 11,944	$ 12,433
Expected return on plan assets	(6,091)	(7,936)	(7,679)
Actuarial loss	2,659	1,929	2,290
Amortization of prior service cost		2	3
Net pension expense	$ 7,801	$ 5,939	$ 7,047

Pension Plans And Postretirement Benefits (Schedule Of Plan's Assets At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	$ 188,876	$ 145,124
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	186,530	145,124
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	2,346
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	15,479	21,748
Cash and Cash Equivalents [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	15,479	21,748
U.S. Government And Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	27,076	9,154
U.S. Government And Agencies [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	27,076	9,154
Foreign Governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	2,185
Foreign Governments [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	2,185
U.S. Government-Sponsored Enterprises [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		3,040
U.S. Government-Sponsored Enterprises [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		3,040
States, Municipalities and Political Subdivisions [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		325
States, Municipalities and Political Subdivisions [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		325
All Other Corporates [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	126,035	110,857
All Other Corporates [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	123,689	110,857
All Other Corporates [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	2,346
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	18,101
Other [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	$ 18,101

Pension Plans And Postretirement Benefits (Schedule Of Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)) (Details) (Pension Benefits [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net loss arising during period	$ (38,989)	$ (23,120)	$ (5,161)
Settlement charge		16,891
Prior service cost, recognition of amortization in net periodic benefit cost		2	3
Actuarial loss, recognition of amortization in net periodic benefit cost	2,659	2,095	2,435
Total	$ (36,330)	$ (4,132)	$ (2,723)

Pension Plans And Postretirement Benefits (Schedule Of Assumptions For Pensions Plan) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on plan assets, weighted-average assumptions used to determine net cost	4.25%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate used to determine benefit obligation	4.40%	5.50%
Discount rate, weighted-average assumptions used to determine net cost	5.50%	6.00%
Expected long-term return on plan assets, weighted-average assumptions used to determine net cost	4.25%	6.00%

Pension Plans And Postretirement Benefits (Schedule Of Expected Pension Benefit Payments) (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 4,453
2013	4,784
2014	6,371
2015	8,360
2016	9,243
2017 - 2021	$ 67,536

Derivative Instruments (Details) (USD $)	Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative, collateral, right to reclaim cash	$ 10,683,000

Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Berkshire Hathaway [Member]	Dec. 31, 2011 Berkadia [Member]	Dec. 31, 2011 National Beef [Member]	Dec. 30, 2004 National Beef [Member] Y	Dec. 31, 2011 Premier [Member]	Dec. 31, 2011 Subsidiaries [Member]	Dec. 31, 2011 Primary Layer and Three Excess Layers [Member] Premier [Member]
Commitments and Contingencies [Line Items]
Noncancellable operating lease terms, minimum (years)	1
Noncancellable operating lease terms, maximum (years)	30
Rental expense (net of sublease rental income)	$ 10,716,000	$ 11,319,000	$ 11,129,000
Project improvement bonds, expiration date, minimum	2012
Project improvement bonds, expiration date, maximum	2013
Project improvement bonds outstanding of associated companies	1,224,000
Reimbursement of losses incurred, maximum percentage	50.00%			50.00%
Surety policy issued	2,500,000,000			2,500,000,000
Aggregate amount of commercial paper outstanding					2,000,000,000
Maximum insurance coverage for damage to real and personal property								242,000,000		50,000,000
Loss from weather catastrophe sublimit amount								100,000,000
Loss from weather catastrophe sublimit deductible amount								5,000,000
Service charge commitments for city improvements							19,300,000
Service charge commitment for city improvements, duration of payments, (years)							20
Service charge commitment future payment for city improvements, 2012						800,000
Service charge commitment future payment for city improvements, 2013						800,000
Service charge commitment future payment for city improvements, 2014						800,000
Service charge commitment future payment for city improvements, 2015						800,000
Service charge commitment future payment for city improvements, 2016						800,000
Service charge commitment for city improvements remaining balance to be paid in subsequent years						6,500,000
Cattle commitments, amount						101,399,000
Aggregate outstanding letters of credit						$ 22,976,000			$ 36,524,000

Commitments And Contingencies (Future Minimum Annual Rentals Under Noncancellable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 20,719
2013	18,535
2014	15,988
2015	10,844
2016	6,807
Thereafter	32,926
Future minimum annual rentals total	105,819
Less: sublease income	(986)
Future minimum annual rentals net of sublease income	$ 104,833

Earnings (Loss) Per Common Share (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share amount	1,639,375	1,865,625	2,247,590
Convertible Notes [Member]
Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share amount	4,283,518
Convertible notes interest rate	3.75%	3.75%	3.75%
$28.515 Strike Price [Member] | Warrants [Member]
Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share amount		4,000,000	4,000,000
Exercise price		28.515	28.515
$33.84 Strike Price [Member] | Warrants [Member]
Earnings Per Share [Line Items]
Securities excluded from computation of earnings per share amount	4,000,000
Exercise price	33.84

Earnings (Loss) Per Common Share (Earnings Per Share Computation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings (Loss) Per Common Share [Abstract]
Net income attributable to Leucadia National Corporation common shareholders for basic earnings per share	$ 119,437	$ (291,022)	$ 186,309	$ 10,507	$ 1,695,222	$ 287,755	$ (235,144)	$ 191,479	$ 25,231	$ 1,939,312	$ 550,280
Interest on 3 3/4% Convertible Notes										3,707	7,199
Net income attributable to Leucadia National Corporation common shareholders for diluted earnings per share									$ 25,231	$ 1,943,019	$ 557,479
Denominator for basic earnings (loss) per share - weighted average shares	244,583	244,580	244,521	244,082	243,546	243,317	243,312	243,291	244,425	243,379	241,437
Stock options									73	42	2
Warrants									75
3 3/4 % Convertible Notes										4,251	6,410
Denominator for diluted earnings (loss) per share	248,874	244,580	249,026	244,620	247,847	247,572	243,312	247,594	244,573	247,672	247,849

Fair Value Of Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jun. 30, 2009 MB1 [Member]	Dec. 31, 2010 MB1 [Member]	Dec. 31, 2009 Keen [Member]	Jun. 30, 2009 Garcadia [Member]	Dec. 31, 2009 Garcadia [Member]	Dec. 31, 2011 Non-Current Investments [Member]	Dec. 31, 2010 Non-Current Investments [Member]	Dec. 31, 2009 Non-Current Investments [Member]	Dec. 31, 2009 Long-Lived Assets [Member]	Dec. 31, 2009 Other Assets And Investments In Associated Companies [Member]
Fair Value of Financial Instruments [Line Items]
Asset impairment charges							$ 67,826,000	$ 47,074,000	$ 36,544,000	$ 32,348,000	$ 32,348,000				$ 68,800,000	$ 139,000,000
Investment impairments	$ 3,586,000	[1]	$ 2,474,000	[1]	$ 31,420,000	[1]						$ 3,586,000	$ 2,474,000	$ 31,420,000

[1]	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.

Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured On Recurring Basis At Fair Value) (Details) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Estimated Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value measured on recurring basis	$ 3,397,899	$ 5,234,055
Other current liabilities, fair value measured on recurring basis	(3,757)	(2,413)
Estimated Fair Value [Member] | U.S. Government And Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	139,952	247,017
Non-current investments, fair value measured on recurring basis		7,716
Estimated Fair Value [Member] | U.S. Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	622,191	823,383
Estimated Fair Value [Member] | All Other Corporates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	5,719	6,572
Non-current investments, fair value measured on recurring basis	66,542	192,533
Estimated Fair Value [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current assets, fair value measured on recurring basis	3,816
Other current liabilities, fair value measured on recurring basis	(2,802)
Estimated Fair Value [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	306
Non-current investments, fair value measured on recurring basis	501
Other current liabilities, fair value measured on recurring basis	(955)
Estimated Fair Value [Member] | Banks, Trusts And Insurance Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	50,971	49,276
Estimated Fair Value [Member] | Industrial, Miscellaneous And All Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	1,313,688	2,593,331
Estimated Fair Value [Member] | Investments In Associated Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies (measured using fair value option)	1,198,029	1,314,227
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value measured on recurring basis	2,735,062	4,360,368
Other current liabilities, fair value measured on recurring basis	(955)	(1,878)
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | U.S. Government And Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	139,952	247,017
Non-current investments, fair value measured on recurring basis
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | U.S. Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | All Other Corporates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	5,719	6,324
Non-current investments, fair value measured on recurring basis	26,703	150,193
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current assets, fair value measured on recurring basis	88
Other current liabilities, fair value measured on recurring basis
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis
Non-current investments, fair value measured on recurring basis
Other current liabilities, fair value measured on recurring basis	(955)
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | Banks, Trusts And Insurance Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	50,971	49,276
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | Industrial, Miscellaneous And All Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	1,313,688	2,593,331
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member] | Investments In Associated Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies (measured using fair value option)	1,198,029	1,314,227
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value measured on recurring basis	662,837	873,687
Other current liabilities, fair value measured on recurring basis	(2,802)	(535)
Significant Other Observable Inputs (Level 2) [Member] | U.S. Government And Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis
Non-current investments, fair value measured on recurring basis		7,716
Significant Other Observable Inputs (Level 2) [Member] | U.S. Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis	622,191	823,383
Significant Other Observable Inputs (Level 2) [Member] | All Other Corporates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis		248
Non-current investments, fair value measured on recurring basis	39,839	42,340
Significant Other Observable Inputs (Level 2) [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other current assets, fair value measured on recurring basis	3,728
Other current liabilities, fair value measured on recurring basis	(2,802)
Significant Other Observable Inputs (Level 2) [Member] | Other Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, fair value measured on recurring basis	306
Non-current investments, fair value measured on recurring basis	501
Other current liabilities, fair value measured on recurring basis
Significant Other Observable Inputs (Level 2) [Member] | Banks, Trusts And Insurance Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis
Significant Other Observable Inputs (Level 2) [Member] | Industrial, Miscellaneous And All Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, fair value measured on recurring basis
Significant Other Observable Inputs (Level 2) [Member] | Investments In Associated Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in associated companies (measured using fair value option)

Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured On Nonrecurring Basis At Fair Value) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2009 MB1 [Member]	Dec. 31, 2010 MB1 [Member]	Dec. 31, 2010 Real Estate [Member]	Dec. 31, 2009 Real Estate [Member]	Dec. 31, 2010 Corporate Aircraft [Member]	Dec. 31, 2010 Non-Public Security [Member]	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member] Estimated Fair Value [Member]		Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member] Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member] Significant Other Observable Inputs (Level 2) [Member]		Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member] Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used							$ 20,600,000	[1]	[1]	$ 20,600,000	[1]
Long-lived assets held for sale							7,000,000	[2]	[2]	7,000,000	[2]
Other non-current investments							2,200,000	[3]	[3]			2,200,000	[3]
Asset impairment charges	67,826,000	47,074,000	2,357,000	3,646,000	1,449,000
Fair value of property		18,094,000
Fair value of assets after write down						$ 2,177,000

[1]	At December 31, 2010, the Company evaluated for impairment the carrying value of MB1's real estate assets, recorded an impairment charge of $47,074,000 and reduced the carrying amount to its fair value of $18,094,000. As of December 31, 2010, the Company also wrote down to fair value one of its real estate projects based on an appraisal and prices for similar assets, and recognized an impairment charge of $2,357,000, which is included in selling, general and other expenses. See Note 2 for more information.
[2]	Consists of a corporate aircraft at December 31, 2010 for which the fair value was primarily based on prices for similar assets. The Company recognized an impairment loss of $1,449,000 for 2010 which is included in selling, general and other expenses.
[3]	At December 31, 2010, represents an investment in a non-public security of $2,177,000. The investment in the non-public security is accounted for under the cost method of accounting for which the Company primarily reviewed issuer financial statements to determine its fair value.

Fair Value Of Financial Instruments (Schedule Of Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, carrying amount	$ 150,135	$ 264,572
Non-current investments, carrying amount	2,226,875	3,832,659
Cash and cash equivalents	168,490	441,340
Non-current debt, Carrying Amount	1,874,389	1,546,655
Redeemable noncontrolling interests	235,909
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	168,490	441,340
Commodity contracts, Financial Assets	3,816
Securities sold not owned, Financial Liabilities	955	1,878
Commodity contracts, Financial Liabilities	2,802
Redeemable noncontrolling interests	235,909
Carrying Amount [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Swap agreements, Carrying Value		(535)
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Financial Assets	168,490	441,340
Commodity contracts, Financial Assets	3,816
Securities sold not owned, Financial Liabilities	955	1,878
Commodity contracts, Financial Liabilities	2,802
Redeemable noncontrolling interests	235,909
Fair Value [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Swap agreements, Fair Value		(535)
Current [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current investments, carrying amount	150,135	264,572
Current Notes receivable, Carrying Amount	1,675	740
Current debt, Carrying Amount	446,743	534,572
Current [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value measured on recurring basis	150,135	264,572
Notes receivable, Fair Value	1,675	740
Current debt, Fair Value	446,743	452,142
Non-Current [Member] | Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current investments, carrying amount	2,226,875	3,832,659
Non-current notes receivable, Carrying Amount	3,531	2,633
Non-current debt, Carrying Amount	1,874,389	1,546,655
Non-Current [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value measured on recurring basis	2,226,875	3,832,659
Notes receivable, Fair Value	3,531	2,633
Non-current debt, Fair Value	$ 1,943,697	$ 1,675,842

Segment Information (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Pre-tax losses of investigation and evaluation of various energy related projects		$ 28,598,000		$ 16,076,000		$ 25,324,000
Government grants reimbursement		5,366,000		11,143,000
Net securities gains (losses)	417,887,000	641,476,000		179,494,000		(21,106,000)
Gain on sale of Las Cruces				383,369,000
Investment impairments		3,586,000	[1]	2,474,000	[1]	31,420,000	[1]
Fortescue [Member]
Segment Reporting Information [Line Items]
Net securities gains (losses)		628,197,000		94,918,000
Light and Power Holdings, Ltd [Member]
Segment Reporting Information [Line Items]
Net securities gains (losses)				66,200,000
Las Cruces [Member]
Segment Reporting Information [Line Items]
Gain on sale of Las Cruces				383,369,000
Corporate [Member]
Segment Reporting Information [Line Items]
Net securities gains (losses)		641,480,000		179,494,000		(21,106,000)
Investment impairments		$ 3,586,000		$ 2,474,000		$ 31,420,000

[1]	Consists of provisions to write down investments resulting from declines in fair values believed to be other than temporary.

Segment Information (Schedule Of Segment Reporting Information, By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues and other income	$ 1,434,622	[1]	$ 1,203,444	[1]	$ 514,749	[1]
Income (loss) from continuing operations before income taxes	65,093		757,961		517,911
Depreciation and amortization expenses	66,117		67,051		69,449
Investments in associated companies	1,991,795		2,274,163
Identifiable assets employed	9,263,189		9,350,298		6,762,364
Beef Processing [Member]
Segment Reporting Information [Line Items]
Identifiable assets employed	1,786,855
Idaho Timber [Member]
Segment Reporting Information [Line Items]
Revenues and other income	159,026	[1]	172,908	[1]	142,709	[1]
Income (loss) from continuing operations before income taxes	(3,787)		547		(12,680)
Depreciation and amortization expenses	5,299	[2]	6,131	[2]	8,631	[2]
Identifiable assets employed	71,859		84,436		94,211
Conwed Plastics [Member]
Segment Reporting Information [Line Items]
Revenues and other income	85,961	[1]	87,073	[1]	82,094	[1]
Income (loss) from continuing operations before income taxes	5,916		8,803		11,578
Depreciation and amortization expenses	6,509	[2]	9,068	[2]	8,476	[2]
Identifiable assets employed	56,539		60,822		67,940
Gaming Entertainment [Member]
Segment Reporting Information [Line Items]
Revenues and other income	117,238	[1]	114,809	[1]	103,583	[1]
Income (loss) from continuing operations before income taxes	12,616		(2,159)		2,379
Depreciation and amortization expenses	16,785		16,657		16,532
Identifiable assets employed	243,888		253,221		266,951
Domestic Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues and other income	96,501	[1]	17,075	[1]	30,637	[1]
Income (loss) from continuing operations before income taxes	80,919		(54,935)		(71,298)
Depreciation and amortization expenses	3,461		6,163		8,408
Identifiable assets employed	254,885		255,027		311,571
Medical Product Development [Member]
Segment Reporting Information [Line Items]
Revenues and other income	378	[1]	123	[1]	5,147	[1]
Income (loss) from continuing operations before income taxes	(42,696)		(25,443)		(23,818)
Depreciation and amortization expenses	845		870		836
Identifiable assets employed	27,893		16,950		26,702
Other Operations [Member]
Segment Reporting Information [Line Items]
Revenues and other income	69,038	[1],[3]	67,119	[1],[3]	51,764	[1],[3]
Income (loss) from continuing operations before income taxes	(24,374)	[3]	(17,487)	[3]	(26,434)	[3]
Depreciation and amortization expenses	9,922	[2]	7,183	[2]	8,125	[2]
Identifiable assets employed	226,051		165,644		158,326
Equity Method Associated Companies [Member]
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before income taxes	(612,362)		375,021		805,803
Investments in associated companies	1,991,795		2,274,163		2,764,885
Identifiable assets employed	6,849,185		4,190,534
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues and other income	906,480	[1],[4]	744,337	[1],[4]	98,815	[1],[4]
Income (loss) from continuing operations before income taxes	648,861	[4]	473,614	[4]	(167,619)	[4]
Depreciation and amortization expenses	23,296		20,979		18,441
Identifiable assets employed	4,388,961		6,004,942		2,659,148
Leucadia Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Identifiable assets employed	$ 214,463		$ 235,093		$ 412,630

[1]	Revenues and other income for each segment include amounts for services rendered and products sold, as well as segment reported amounts classified as investment and other income and net securities gains (losses) in the Company's consolidated statements of operations.
[2]	Includes amounts classified as cost of sales.
[3]	Other operations includes pre-tax losses of $28,598,000, $16,076,000 and $25,324,000 for the years ended December 31, 2011, 2010 and 2009, respectively, for the investigation and evaluation of various energy related projects. There were no significant operating revenues or identifiable assets associated with these activities in any period; however, other income includes $5,366,000 and $11,143,000 in 2011 and 2010, respectively, with respect to government grants to reimburse the Company for certain of its prior expenditures, which were fully expensed as incurred.
[4]	Net securities gains (losses) for Corporate aggregated $641,480,000, $179,494,000 and $(21,106,000) during 2011, 2010 and 2009, respectively. Corporate net securities gains (losses) are net of impairment charges of $3,586,000, $2,474,000 and $31,420,000 during 2011, 2010 and 2009, respectively. In 2011, security gains included gains of $628,197,000 from the sale of certain of the Company's common shares of Fortescue. In 2010, security gains include a gain of $66,200,000 from the sale of the Company's investment in LPH and a gain of $94,918,000 from the sale of certain of the Company's common shares of Fortescue. Corporate investment and other income includes the gain on sale of Las Cruces of $383,369,000 in 2010.

Selected Quarterly Financial Data (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2010
Selected Quarterly Financial Data (Unaudited) [Abstract]
Decrease in valuation allowance	$ 1,157,111,000		$ 1,157,111,000
Reversal of deferred federal minimum tax liabilities		$ 11,594,000

Selected Quarterly Financial Data (Schedule of Selected Quarterly Financial Data) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Data (Unaudited) [Abstract]
Revenues and other income	$ 261,599	$ 199,751	$ 721,322	$ 251,950	$ 550,983	$ 154,015	$ 259,941	$ 238,505	$ 1,434,622	$ 1,203,444	$ 514,749
Income (loss) from continuing operations	114,484	(293,815)	182,513	9,916	1,673,405	267,351	(247,227)	207,145	13,098	1,900,674	485,144
Income (loss) from discontinued operations, net of taxes	(8)	1,690	3,100	791	519	(17,263)	10,949	(15,640)	5,573	(21,435)	63,451
Gain on disposal of discontinued operations, net of taxes	4,588	773	845	79	21,115	39,882			6,285	60,997
Net (income) loss attributable to the noncontrolling interest	373	330	(149)	(279)	183	(2,215)	1,134	(26)	275	(924)	1,685
Net income (loss)	$ 119,437	$ (291,022)	$ 186,309	$ 10,507	$ 1,695,222	$ 287,755	$ (235,144)	$ 191,479	$ 25,231	$ 1,939,312	$ 550,280
Income (loss) from continuing operations - basic	$ 0.47	$ (1.2)	$ 0.75	$ 0.04	$ 6.87	$ 1.1	$ (1.01)	$ 0.85	$ 0.05	$ 7.82	$ 2.02
Income (loss) from discontinued operations - basic		$ 0.01	$ 0.01			$ (0.07)	$ 0.04	$ (0.06)	$ 0.02	$ (0.09)	$ 0.26
Gain (loss) on disposal of discontinued operations - basic	$ 0.02				$ 0.09	$ 0.15			$ 0.03	$ 0.24
Net income (loss) - basic	$ 0.49	$ (1.19)	$ 0.76	$ 0.04	$ 6.96	$ 1.18	$ (0.97)	$ 0.79	$ 0.1	$ 7.97	$ 2.28
Number of shares used in calculation - basic	244,583	244,580	244,521	244,082	243,546	243,317	243,312	243,291	244,425	243,379	241,437
Income (loss) from continuing operations - diluted	$ 0.46	$ (1.2)	$ 0.74	$ 0.04	$ 6.76	$ 1.09	$ (1.01)	$ 0.84	$ 0.05	$ 7.7	$ 1.99
Income (loss) from discontinued operations - diluted		$ 0.01	$ 0.01			$ (0.07)	$ 0.04	$ (0.06)	$ 0.02	$ (0.09)	$ 0.26
Gain (loss) on disposal of discontinued operations - diluted	$ 0.02				$ 0.08	$ 0.15			$ 0.03	$ 0.24
Net income (loss) - diluted	$ 0.48	$ (1.19)	$ 0.75	$ 0.04	$ 6.84	$ 1.17	$ (0.97)	$ 0.78	$ 0.1	$ 7.85	$ 2.25
Number of shares used in calculation - diluted	248,874	244,580	249,026	244,620	247,847	247,572	243,312	247,594	244,573	247,672	247,849

Valuation And Qualifying Accounts (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011 Allowance For Doubtful Accounts [Member]	Dec. 31, 2010 Allowance For Doubtful Accounts [Member]	Dec. 31, 2009 Allowance For Doubtful Accounts [Member]	Dec. 31, 2010 Deferred Tax Asset Valuation Allowance [Member]		Dec. 31, 2009 Deferred Tax Asset Valuation Allowance [Member]		Dec. 31, 2011 Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period			$ 4,693,000	$ 3,971,000	$ 3,109,000	$ 1,835,161,000		$ 2,307,281,000		$ 109,181,000
Charged to Costs and Expenses			658,000	1,094,000	1,623,000
Recoveries				2,000	12,000
Other additions								109,156,000	[1]
Write offs			1,494,000	374,000	773,000
Other deductions						1,725,980,000	[2]	581,276,000	[3]
Balance at End of Period			3,857,000	4,693,000	3,971,000	109,181,000		1,835,161,000		109,181,000
Decrease in valuation allowance	$ 1,157,111,000	$ 1,157,111,000

[1]	Represents the tax effect of losses during 2009, which were reserved for in the deferred tax asset valuation allowance.
[2]	During 2010, the Company's revised projections of future taxable income enabled it to conclude that it was more likely than not that it will have future taxable income sufficient to realize a significant portion of the Company's net deferred tax asset; accordingly, $1,157,111,000 of the deferred tax valuation allowance was reversed as a credit to income tax expense.
[3]	Primarily represents the tax effect of the change in unrealized gains (losses) on investments.